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COMPASS CAPITAL FUNDS





ANNUAL REPORT
TO SHAREHOLDERS
SEPTEMBER 30, 1996


BOND
PORTFOLIOS


NOT FDIC INSURED
(BULLET)MAY LOSE VALUE
(BULLET)NO BANK GUARANTEE

                                                           COMPASS CAPITAL FUNDS

BOND PORTFOLIOS
---------------

(BULLET) Short Government Bond           (BULLET) International Bond
(BULLET) Intermediate Government Bond    (BULLET) Tax-Free Income
(BULLET) Intermediate Bond               (BULLET) Pennsylvania Tax-Free Income
(BULLET) Core Bond                       (BULLET) New Jersey Tax-Free Income
(BULLET) Government Income               (BULLET) Ohio Tax-Free Income
(BULLET) Managed Income


TABLE OF CONTENTS
-----------------

Letter from the President .................................................    1
Portfolio Summaries
      Short Government Bond ...............................................    2
      Intermediate Government Bond ........................................    3
      Intermediate Bond ...................................................    4
      Core Bond ...........................................................    5
      Government Income ...................................................    6
      Managed Income ......................................................    7
      International Bond ..................................................    8
      Tax-Free Income .....................................................    9
      Pennsylvania Tax-Free Income ........................................   10
      New Jersey Tax-Free Income ..........................................   11
      Ohio Tax-Free Income ................................................   12
Schedules of Investments/Statements of Assets
      and Liabilities .....................................................14-45
Portfolio Financial Statements
      Statements of Operations ............................................46-47
      Statements of Changes in Net Assets .................................48-51
      Financial Highlights ................................................52-59
Notes to Financial Statements .............................................   60
Report of Independent Accountants .........................................   75

PRESIDENT'S LETTER                                         COMPASS CAPITAL FUNDS



                                                               November 15, 1996

Dear Shareholder,

     We are pleased to present this annual report of the Compass Capital Funds. We hope that you will agree that the enhancements made to our shareholder reports are helpful.The most important change is the creation of individual portfolio summaries that should make it easier for you to find out about investment activity in your portfolio.Equally important is the addition of a chart that illustrates how all classes of each portfolio performed compared to its benchmark, making it easier to evaluate performance.These changes - designed to help you stay informed about your investment - are part of our continuing effort to improve how we communicate with you. We hope you find them useful now and in the future.

     WHAT HAPPENED IN THE ECONOMY AND FINANCIAL MARKETS

     Over the last twelve months, the financial markets have rewarded most investors with remarkable gains.The stock market, reflecting the continued strength of corporate earnings, was up over 26% - extending the bull market to an unprecedented sixth year and making it one of the longest bull markets in the post-World War II era.Similarly the bond market, reflecting moderate economic growth and relatively low inflation produced returns of over 4%. So, whether invested in stocks or bonds, most investors have had a great year.

     OUR THOUGHTS ON THE ECONOMY

     We believe that favorable long-term trends of slower growth and low inflation should give the stock and bond markets reason to advance in the coming year. However, with the markets having registered dramatic gains over the last couple of years and short-term volatility increasing, it may be unrealistic to expect the stock and bond markets to replicate that performance over the year. We believe stock market gains of 8-10% should still be viewed as excellent.

     WHAT THIS MEANS TO SHAREHOLDERS

     More than ever, we would like to remind all our shareholders to stay focused on the long term and to use prudence when assessing an investment strategy. Additionally, it is important for investors to keep in mind that a regular program of investing in diversified portfolios of stocks and bonds may prove successful and actually reduce the overall level of risk to their investment.

     Finally, with our portfolio managers maintaining a pure investment style - the strict adherence to investment policy guidelines - investors are assured that they are getting what they expected when making their investment. As a result, we are confident that Compass Capital Funds give investors the best opportunity to match their expectations with actual investment results.

     On the following pages, you will find a summary of the portfolio's performance in light of the recent economic environment. We would like to thank you for your confidence in CompassCapital Funds and we look forward to helping you reach your long-term investment goals.


     Sincerely,

     /s/  KAREN H. SABATH
     Karen H. Sabath
     President, Compass Capital Group, Inc.

                                                           COMPASS CAPITAL FUNDS

                     SHORT GOVERNMENT BOND PORTFOLIO SUMMARY

                          COMPARISON OF CHANGE IN VALUE
                         OF A $10,000 INVESTMENT IN THE
                       SHORT GOVERNMENT BOND PORTFOLIO AND
                    THE MERRILL 1-3 YEAR TREASURY INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END


PORTFOLIO SUB-ADVISOR:
   BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $228.5 million

PERFORMANCE BENCHMARK:
   Merrill Lynch 1-3 Year Treasury Index

INVESTMENT APPROACH:
     Pursues a total return that exceeds the total return of its benchmark while providing monthly income by investing in securities rated AAA by a major rating agency or issued by the U.S. government or government agency. The Portfolio emphasizes securities with maturities from 3 to 5 years.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

(BULLET) The Manager reduced overall mortgage exposure, predominately selling newly issued pass-through securities and Treasury-indexed adjustable-rate mortgages. Remaining core mortgage holdings emphasize seasoned, or older issue, bonds, which are expected to perform well should interest rates fall significantly.

(BULLET) Proceeds from these sales were recycled into U.S. Treasuries and agency bonds and fixed- and floating-rate asset-backed securities.

                                      CHART
                                [GRAPHIC OMITTED]
     Plot points for Short Government Bond Portfolio Summary are as follows:

          Institutional    Service     Investor A    Merrill 1-3 Year
              Class         Class        Class        Treasury Index
7/17/92      $10,000       $10,000      $ 9,700          $10,000
6/30/93      $10,464       $10,464      $10,150          $10,531
6/30/94      $10,709       $10,709      $10,388          $10,700
6/30/95      $11,519       $11,519      $11,173          $11,529
3/31/96      $12,017       $12,008      $11,643          $12,037
9/30/96      $12,345       $12,312      $11,928          $12,360

        For the period ended September 30, 1996. Past Performance is not predictive of future results.

-------------------------------------------------
                      Average Annual Total Return
                      ---------------------------
                       1 Year    From Inception
                       ------    --------------
  Institutional Class   4.89%        5.13%
  Service Class         4.64%        5.07%
  Investor A Class      1.37%        4.28%
--------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Service and Investor A shares prior to their introduction dates on 1/13/96 does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Service and Investor A shares which, if reflected, would change the performance quoted with respect to such periods. If these expenses had been reflected in the performance information, then the performance of Service and Investor A shares for such periods would be reduced. Performance information presented for Service and Investor A shares prior to their introduction is based upon historical expenses of the predecessor class (Institutional shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Service or Investor A shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS

                 INTERMEDIATE GOVERNMENT BOND PORTFOLIO SUMMARY

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                 INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE
               LEHMAN INTERMEDIATE GOVERNMENT INDEX FROM INCEPTION
                           AND AT EACH FISCAL YEAR END

PORTFOLIO SUB-ADVISOR:
     BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $179.7 million

PERFORMANCE BENCHMARK:
     Lehman Intermediate Government Index

INVESTMENT APPROACH:
     Pursues current income consistent with the preservation of capital by investing in securities rated AAA by a major rating agency or issued by the U.S. government or government agency. The Portfolio emphasizes securities with maturities from 5 to 10 years.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

     (BULLET) The Manager reduced overall mortgage exposure, predominately selling newly issued pass-through securities and Treasury-indexed adjustable-rate mortgages. Remaining core mortgage holdings emphasize seasoned, or older issue, bonds, which are expected to perform well should interest rates fall significantly.

      (BULLET) Proceeds from these sales were recycled into U.S. Treasuries and agency bonds and fixed- and floating-rate asset-backed securities.

                                      CHART
                                [GRAPHIC OMITTED]
 Plot points for Intermediate Government Bond Portfolio Summary are as follows:

                                                            Lehman
                                                         Intermediate
              Institutional   Service     Investor A      Government
                  Class        Class        Class           Index
4/20/92          $10,000      $10,000      $ 9,600         $10,000
9/30/92          $10,714      $10,714      $10,285         $10,746
9/30/93          $11,452      $11,447      $10,989         $11,567
9/30/94          $11,099      $11,069      $10,620         $11,393
9/30/95          $12,240      $12,172      $11,678         $12,605
9/30/96          $12,831      $12,722      $12,189         $13,248



        For the period ended September 30, 1996. Past Performance is not predictive of future results.

---------------------------------------------------
                        Average Annual Total Return
                        ---------------------------
                            1 Year   From Inception
                            ------   --------------
  Institutional Class       4.82%       28.31%
  Service Class             4.51%       27.22%
  Investor A Class          0.16%       21.89%
---------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Service and Investor A shares prior to their introduction dates on 7/29/93 and 5/11/92, respectively, does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Service and Investor A shares which, if reflected, would change the performance quoted for such periods. If these expenses had been reflected in the performance information, then the performance of Service and Investor A shares for such periods would be reduced. Performance information presented for Service and Investor A shares prior to their introduction is based upon historical expenses of the predecessor class (Institutional shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Service or Investor A shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS

                       INTERMEDIATE BOND PORTFOLIO SUMMARY


                          COMPARISON OF CHANGE IN VALUE
                OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND
           PORTFOLIO AND THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END


PORTFOLIO SUB-ADVISOR:
     BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $254.2 million

PERFORMANCE BENCHMARK:
     Lehman Intermediate Government/Corporate Index

INVESTMENT APPROACH:
     Pursues current income consistent with the preservation of capital by investing in securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality. The Portfolio emphasizes securities with maturities from 5 to 10 years.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
      (BULLET) The Manager reduced overall mortgage exposure,  predominately selling newly issued pass-through securities and Treasury-indexed adjustable-rate mortgages. Remaining core mortgage holdings emphasize seasoned, or older issue, bonds, which are expected to perform well should interest rates fall significantly.
      (BULLET) The Manager also reduced total corporate bond exposure during the third quarter, paring cyclical names while adding more defensive issues.
      (BULLET) Proceeds from these sales were recycled into U.S. Treasuries and agency bonds and fixed- and floating-rate asset-backed securities.

                                      CHART
                                [GRAPHIC OMITTED]
       Plot points for Intermediate Bond Portfolio Summary are as follows:

                                                          Lehman
                                                        Intermediate
            Institutional    Service     Investor A      Government/
                Class         Class        Class       Corporate Index
9/17/93        $10,000       $10,000      $ 9,600          $10,000
9/30/93        $10,010       $10,010      $ 9,610          $10,021
9/30/94        $ 9,658       $ 9,639      $ 9,241          $ 9,854
9/30/95        $10,697       $10,647      $10,195          $10,965
9/30/96        $11,243       $11,147      $10,680          $11,529



        For the period ended September 30, 1996. Past Performance is not predictive of future results.


---------------------------------------------------
                        Average Annual Total Return
                        ---------------------------
                           1 Year    From Inception
                           ------    --------------
  Institutional Class       5.10%        3.93%
  Service Class             4.79%        3.64%
  Investor A Class          0.58%        2.19%
---------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Service and Investor A shares prior to their introduction dates on 9/23/93 and 5/20/94, respectively, does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Service and Investor A shares which, if reflected, would change the performance quoted for such periods. If these expenses had been reflected in the performance information, then the performance of Service and Investor A shares for such periods would be reduced. Performance information presented for Service and Investor A shares prior to their introduction is based upon historical expenses of the predecessor class (Institutional shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Service or Investor A shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS

                           CORE BOND PORTFOLIO SUMMARY


                          COMPARISON OF CHANGE IN VALUE
                         OF A $10,000 INVESTMENT IN THE
                           CORE BOND PORTFOLIO AND THE
        LEHMAN AGGREGATE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END


PORTFOLIO SUB-ADVISOR:
     BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $281.6 million

PERFORMANCE BENCHMARK:
     Lehman Aggregate Index

INVESTMENT APPROACH:
     Pursues a total return that exceeds the total return of its benchmark while providing monthly income by investing in securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality. The Portfolio emphasizes securities with maturities from 5 to 10 years.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
      (BULLET) The Manager reduced overall mortgage exposure,  predominately selling newly issued pass-through securities and Treasury-indexed adjustable-rate mortgages. Remaining core mortgage holdings emphasize seasoned, or older issue, bonds, which are expected to perform well should interest rates fall significantly.
      (BULLET) The Manager also reduced total corporate bond exposure during the third quarter, paring cyclical names while adding more defensive issues.
      (BULLET) Proceeds from these sales were recycled into U.S. Treasuries and agency bonds and fixed- and floating-rate asset-backed securities.

                                      CHART
                                [GRAPHIC OMITTED]
           Plot points for Core Bond Portfolio Summary are as follows:

                                                                Lehman
          Institutional   Service   Investor A   Investor B    Aggregate
              Class        Class       Class        Class        Index
12/09/92     $10,000      $10,000     $ 9,600      $10,000      $10,000
6/30/93      $10,687      $10,687     $10,260      $10,687      $10,724
6/30/94      $10,617      $10,617     $10,192      $10,617      $10,583
6/30/95      $11,935      $11,935     $11,457      $11,935      $11,911
3/31/96      $12,423      $12,399     $11,900      $12,396      $12,437
9/30/96      $12,726      $12,706     $12,181      $12,263      $12,740



        For the period ended September 30, 1996. Past Performance is not predictive of future results.

--------------------------------------------------
                       Average Annual Total Return
                       ---------------------------
                           1 Year   From Inception
                           ------   --------------
  Institutional Class       4.60%       6.53%
  Service Class             4.43%       6.49%
  Investor A Class          0.13%       5.31%
  Investor B Class         -0.77%       5.50%
--------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Service, Investor A and Investor B shares prior to their introduction dates on 1/13/96, 1/31/96, and 3/18/96, respectively, does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Service, Investor A and Investor B shares which, if reflected, would change the performance quoted for such periods. If these expenses had been reflected in the performance information, then the performance of Service, Investor A and Investor B shares for such periods would be reduced. Performance information presented for Service, Investor A and Investor B shares prior to their introduction is based upon historical expenses of the predecessor class (Institutional shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Service, Investor A or Investor B shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS

                       GOVERNMENT INCOME PORTFOLIO SUMMARY


                          COMPARISON OF CHANGE IN VALUE
       OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN MORTGAGE/MERRILL LYNCH 10 YEAR TREASURY INDEX FROM INCEPTION AND
                             AT EACH FISCAL YEAR END


PORTFOLIO SUB-ADVISOR:
     BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $14.8 million

PERFORMANCE BENCHMARK:
     Lehman Mortgage Index/Merrill Lynch 10-Year Treasury

INVESTMENT APPROACH:

     Pursues current income consistent with preservation of capital by investing in securities rated AAA by a major rating agency or issued by the U.S. government or government agency. The Portfolio emphasizes securities with maturities from 10 to 15 years.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

     (BULLET) The Portfolio's exposure to the mortgage pass-through sector remained constant during the third quarter. The Manager has taken a defensive view of the mortgage market, however, as the combination of tight yield spreads and the potential for increased interest rate volatility bears watching.

     (BULLET)  The  Manager   reduced  the   Portfolio's   Treasury-indexed
               adjustable-rate mortgage holdings, as this sector offers only a modest yield advantage versus comparable maturity Treasuries.

                                      CHART
                                [GRAPHIC OMITTED]
       Plot points for Government Income Portfolio Summary are as follows:

                                               Lehman Mortgage/Merrill Lynch
           Investor A Class  Investor B Class     10 Year Treasury Index
10/03/94        $ 9,550           $10,000                 $10,000
9/30/95         $10,914           $11,350                 $11,537
9/30/96         $11,400           $11,301                 $11,998



        For the period ended September 30, 1996. Past Performance is not predictive of future results.


-----------------------------------------------------------------
                       Average Annual Total Return
                       ---------------------------
                           1 Year   From Inception
                           ------   --------------
  Investor A Class         -0.24%        6.78%
  Investor B Class         -0.99%        6.32%
-----------------------------------------------------------------

                                                           COMPASS CAPITAL FUNDS

                        MANAGED INCOME PORTFOLIO SUMMARY

                          COMPARISON OF CHANGE IN VALUE
                         OF A $10,000 INVESTMENT IN THE
                        MANAGED INCOME PORTFOLIO AND THE
                  SALOMON BROAD INVESTMENT GRADE ("BIG") INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END


PORTFOLIO SUB-ADVISOR:
     BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $741.0 million

PERFORMANCE BENCHMARK:
     Salomon BIG (Broad Investment Grade) Index

INVESTMENT APPROACH:

     Pursues current income consistent with the preservation of capital by investing in securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality. The Portfolio emphasizes securities with maturities from 5 to 10 years.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

     (BULLET) The Manager reduced overall mortgage exposure,  predominately selling newly issued pass-through securities and Treasury-indexed adjustable-rate mortgages. Remaining core mortgage holdings emphasize seasoned, or older issue, bonds, which are expected to perform well should interest rates fall significantly.

     (BULLET) Proceeds from these sales were recycled into U.S. Treasuries and agency bonds, asset-backed securities and corporate bonds. Within the corporate sector, the Manager added defensive issues while paring more cyclical names.

                                      CHART
                                [GRAPHIC OMITTED]
                Plot points for Managed Income Portfolio Summary
                                are as follows:

              Institutional   Service      Investor A     Salomon BIG
                  Class        Class         Class           Index
11/01/89         $10,000      $10,000       $ 9,550         $10,000
9/30/90          $10,380      $10,380       $ 9,913         $10,507
9/30/91          $11,910      $11,910       $11,374         $12,191
9/30/92          $13,316      $13,316       $12,717         $13,736
9/30/93          $14,935      $14,940       $14,263         $15,133
9/30/94          $14,148      $14,104       $13,440         $14,649
9/30/95          $16,025      $15,935       $15,153         $16,709
9/30/96          $16,718      $16,580       $15,735         $17,534


        For the period ended September 30, 1996. Past Performance is not predictive of future results.


----------------------------------------------------------
                            Average Annual Total Return
                          --------------------------------
                          1 Year   5 Years  From Inception
                          ------   -------  --------------
  Institutional Class      4.33%    7.02%      7.71%
  Service Class            4.05%    6.84%      7.58%
  Investor A Class        -0.85%    5.73%      6.77%
----------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Service and Investor A shares prior to their introduction dates on 7/29/93 and 2/5/92, respectively, does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Service and Investor A shares which, if reflected, would change the performance quoted for such periods. If these expenses had been reflected in the performance information, then the performance of Service and Investor A shares for such periods would be reduced. Performance information presented for Service and Investor A shares prior to their introduction is based upon historical expenses of the predecessor class (Institutional shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Service or Investor A shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS

                      INTERNATIONAL BOND PORTFOLIO SUMMARY


                         COMPARISON OF CHANGE IN VALUE
      OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND PORTFOLIO AND THE
              SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END


PORTFOLIO SUB-ADVISOR:
     Morgan Grenfell Asset Management

TOTAL NET ASSETS (9/30/96): $39.0 million

PERFORMANCE BENCHMARK:
     Salomon Non-U.S. Hedged World Government Bond Index

INVESTMENT APPROACH:
     Pursues current income consistent with the preservtion of capital by investing in investment grade international fixed income securities.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

     (BULLET) The Manager increased the Portfolio's exposure to Italy, as the higher yielding European markets currently appear more attractive than the core European (UK, German) markets.

     (BULLET) The Manager initiated a new position in Canada, which is a market that we believe will continue to perform well due to low inflation and receding sovereignty issues.

     (BULLET) The overweight Swedish position was reduced and the Spanish position was eliminated.

                                      CHART
                                [GRAPHIC OMITTED]
      Plot points for International Bond Portfolio Summary are as follows:

                                                                Salomon Non-
                                                                U.S. Hedged
       Institutional Service Investor A Investor B Investor C World Government
           Class      Class     Class     Class      Class     Bond Index EST

7/01/91   $10,000    $10,000   $ 9,500   $10,000    $10,000       $10,000
2/28/92   $10,584    $10,584   $10,055   $10,584    $10,584       $10,750
2/28/93   $11,599    $11,599   $11,019   $11,599    $11,599       $11,750
2/28/94   $12,798    $12,798   $12,158   $12,798    $12,798       $12,730
2/28/95   $12,990    $12,990   $12,340   $12,990    $12,990       $12,855
1/31/96   $15,171    $15,171   $14,412   $15,171    $15,171       $14,876
9/30/96   $16,002    $15,989   $15,179   $15,769    $15,928       $15,608


        For the period ended September 30, 1996. Past Performance is not predictive of future results.

---------------------------------------------------------
                            Average Annual Total Return
                          -------------------------------
                          1 Year   5 Years From Inception
                          ------   ------- --------------
  Institutional Class     11.89%    9.08%      9.35%
  Service Class           11.80%    9.07%      9.34%
  Investor A Class         6.13%    7.94%      8.26%
  Investor B Class         6.36%    8.54%      9.05%
  Investor C Class        10.26%    8.98%      9.26%
---------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Institutional, Investor A, Investor B and Investor C shares prior to their introduction dates on 6/10/96, 4/22/96, 4/19/96 and 9/11/96, respectively, does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Institutional, Investor A, Investor B and Investor C shares which, if reflected, would change the performance quoted for such periods. If these expenses had been reflected in the performance information, then the performance of Investor A, Investor B and Investor C shares for such periods would be reduced and the performance of Institutional shares for such periods would be increased. Performance information presented for Institutional, Investor A, Investor B and Investor C shares prior to their introduction is based upon historical expenses of the predecessor class (Service shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Institutional, Investor A, Investor B or Investor C shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS

                        TAX-FREE INCOME PORTFOLIO SUMMARY


                          COMPARISON OF CHANGE IN VALUE
                         OF A $10,000 INVESTMENT IN THE
                          TAX-FREE INCOME PORTFOLIO AND
                         THE LEHMAN MUNICIPAL BOND INDEX
                           FROM INCEPTION AND AT EACH
                                 FISCAL YEAR END


PORTFOLIO SUB-ADVISOR:
     BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $49.4 million

PERFORMANCE BENCHMARK:
     Lehman Municipal Bond Index

INVESTMENT APPROACH:
     Seeks a high level of current income exempt from Federal income tax by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the sub-advisor to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) The Manager has been  emphasizing  premium bonds in the short and intermediate term sectors.
     (BULLET) The recent surge in municipal bond issuance has allowed the Manager to seek intermediate maturity bonds (7-12 year maturity range), helping to alleviate the Portfolio's current underweighting in that portion of the municipal yield curve.

                                     CHART
                               [GRAPHIC OMITTED]
       Plot points for Tax-Free Income Portfolio Summary are as follows:

           Institutional  Service  Investor A  Investor B  Lehman Municipal
              Class        Class     Class       Class        Bond Index
5/14/90      $10,000      $10,000   $ 9,600     $10,000        $10,000
9/30/90      $10,139      $10,139   $ 9,733     $10,139        $10,202
9/30/91      $11,296      $11,296   $10,844     $11,296        $11,548
9/30/92      $12,504      $12,504   $12,004     $12,504        $12,755
9/30/93      $14,199      $14,193   $13,620     $14,188        $14,381
9/30/94      $13,660      $13,624   $13,045     $13,589        $14,034
9/30/95      $15,241      $15,155   $14,478     $15,082        $15,599
9/30/96      $16,378      $16,238   $15,487     $16,105        $16,541



        For the period ended September 30, 1996. Past Performance is not predictive of future results.



----------------------------------------------------------
                             Average Annual Total Return
                           -------------------------------
                           1 Year   5 Years From Inception
                           ------   ------- --------------
  Institutional Class       7.45%    7.71%      8.03%
  Service Class             7.14%    7.53%      7.88%
  Investor A Class          2.68%    6.52%      7.09%
  Investor B Class          1.97%    6.92%      7.74%
----------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Institutional, Service and Investor B shares prior to their introduction dates on 1/21/93, 7/29/93 and 7/18/96, respectively, does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Institutional, Service and Investor B shares which, if reflected, would change the performance quoted for such periods. If these expenses had been reflected in the performance information, then the performance of Institutional shares and Service shares for such periods would be higher and the performance of Investor B shares for such periods would be reduced. Performance information presented for Institutional, Service and Investor B shares prior to their introduction is based upon historical expenses of the predecessor class (Investor A shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Institutional, Service or Investor B shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS

                 PENNSYLVANIA TAX-FREE INCOME PORTFOLIO SUMMARY

                          COMPARISON OF CHANGE IN VALUE
                         OF A $10,000 INVESTMENT IN THE
                          PA TAX-FREE INCOME PORTFOLIO
                          AND THE LEHMAN LOCAL GO INDEX
                           FROM INCEPTION AND AT EACH
                                 FISCAL YEAR END

PORTFOLIO SUB-ADVISOR:
     BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $83.9 million

PERFORMANCE BENCHMARK:
     Lehman Local General Obligation Index

INVESTMENT APPROACH:
     Seeks a high level of current income exempt from Federal and Pennsylvania state and local income tax by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the sub-advisor to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)  The Manager has been  emphasizing  premium bonds in the short and intermediate term sectors.
     (BULLET) The recent surge in municipal bond issuance has allowed the Manager to seek intermediate maturity bonds (7-12 year maturity
               range),    helping   to   alleviate   the   Portfolio's   current
               underweighting in that portion of the municipal yield curve.

                                      CHART
                                [GRAPHIC OMITTED]
 Plot points for Pennsylvania Tax-Free Income Portfolio Summary are as follows:

           Institutional   Service    Investor A   Investor B   Lehman Local
              Class         Class       Class        Class        GO Index
12/01/92     $10,000       $10,000     $ 9,600      $10,000        $10,000
9/30/93      $11,169       $11,165     $10,723      $11,169        $11,131
9/30/94      $10,813       $10,808     $10,391      $10,813        $10,942
9/30/95      $11,982       $11,944     $11,460      $11,859        $12,104
9/30/96      $12,737       $12,653     $12,112      $12,081        $12,802



        For the period ended September 30, 1996. Past Performance is not predictive of future results.

---------------------------------------------------
                        Average Annual Total Return
                        ---------------------------
                           1 Year   From Inception
                           ------   --------------
  Institutional Class       6.29%        6.51%
  Service Class             5.97%        6.33%
  Investor A Class          1.58%        5.12%
  Investor B Class          0.31%        5.05%
---------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Service and Investor B shares prior to their introduction dates on 7/29/93 and 10/3/94, respectively, does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Service and Investor B shares which, if reflected, would change the performance quoted for such periods. If these expenses had been reflected in the performance information, then the performance of Service and Investor B shares for such periods would be reduced. Performance information presented for Service and Investor B shares prior to their introduction is based upon historical expenses of the predecessor class (Institutional shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Service or Investor B shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS

                  NEW JERSEY TAX-FREE INCOME PORTFOLIO SUMMARY

                          COMPARISON OF CHANGE IN VALUE
                         OF A $10,000 INVESTMENT IN THE
                          NJ TAX-FREE INCOME PORTFOLIO
                          AND THE LEHMAN LOCAL GO INDEX
                           FROM INCEPTION AND AT EACH
                                 FISCAL YEAR END

PORTFOLIO SUB-ADVISOR:
     BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $89.0 million

PERFORMANCE BENCHMARK:
     Lehman Local General Obligation Index

INVESTMENT APPROACH:

     Seeks a high level of current income exempt from Federal and New Jersey state and local income tax by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the sub-advisor to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

     (BULLET) The Manager has been emphasizing premium bonds in the short and intermediate term sectors.

     (BULLET) The recent surge in municipal bond issuance has allowed the Manager to seek intermediate maturity bonds (7-12 year maturity range), helping to alleviate the Portfolio's current underweighting in that portion of the municipal yield curve.

                                      CHART
                                [GRAPHIC OMITTED]
          New Jersey Tax-Free Income Portfolio Summary are as follows:

                 Service     Investor A    Investor B    Lehman Local
                  Class        Class         Class         GO Index
7/01/91          $10,000      $ 9,600       $10,000        $10,000
2/29/92          $10,802      $10,370       $10,802        $10,500
2/28/93          $12,247      $11,757       $12,247        $12,329
2/28/94          $12,882      $12,367       $12,882        $12,939
2/28/95          $13,074      $12,551       $13,074        $13,161
1/31/96          $14,427      $13,850       $14,427        $14,573
9/30/96          $14,449      $13,848       $14,254        $14,785





        For the period ended September 30, 1996. Past Performance is not predictive of future results.


---------------------------------------------------------
                            Average Annual Total Return
                          -------------------------------
                          1 Year   5 Years From Inception
                          ------   ------- --------------
  Service Class            4.68%    6.89%      7.25%
  Investor A Class         0.33%    5.98%      6.39%
  Investor B Class        -0.37%    6.38%      6.98%
---------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Investor A and Investor B shares prior to their introduction dates on 1/26/96 and 7/2/96, respectively, does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Investor A and Investor B shares which, if reflected, would change the performance quoted for such periods. If these expenses had been reflected in the performance information, then the performance of Investor A and Investor B shares for such periods would be reduced. Performance information presented for Investor A and Investor B shares prior to their introduction is based upon historical expenses of the predecessor class (Service shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Investor A or Investor B shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS

                     OHIO TAX-FREE INCOME PORTFOLIO SUMMARY


                          COMPARISON OF CHANGE IN VALUE
                         OF A $10,000 INVESTMENT IN THE
                          OH TAX-FREE INCOME PORTFOLIO
                          AND THE LEHMAN LOCAL GO INDEX
                           FROM INCEPTION AND AT EACH
                                 FISCAL YEAR END


PORTFOLIO SUB-ADVISOR:
     BlackRock Financial Management, Inc.

TOTAL NET ASSETS (9/30/96): $9.8 million

PERFORMANCE BENCHMARK:
     Lehman Local General Obligation Index

INVESTMENT APPROACH:

     Seeks a high level of current income exempt from Federal and Ohio state and local income tax by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the sub-advisor to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

     (BULLET) The Manager has been emphasizing premium bonds in the short and intermediate term sectors.

     (BULLET) The recent surge in municipal bond issuance has allowed the Manager to seek intermediate maturity bonds (7-12 year maturity range), helping to alleviate the Portfolio's current underweighting in that portion of the municipal yield curve.


                                      CHART
                                [GRAPHIC OMITTED]
     Plot points for Ohio Tax-Free Income Portfolio Summary are as follows:

              Institutional   Service     Investor A   Investor B   Lehman Local
                  Class        Class        Class         Class       GO Index
12/01/92         $10,000      $10,000      $ 9,600       $10,000      $10,000
9/30/93          $10,910      $10,907      $10,474       $10,910      $11,131
9/30/94          $10,493      $10,469      $10,073       $10,493      $10,942
9/30/95          $11,621      $11,565      $11,133       $11,503      $12,104
9/30/96          $12,333      $12,234      $11,761       $12,000      $12,802



        For the period ended September 30, 1996. Past Performance is not predictive of future results.



-----------------------------------------------
                    Average Annual Total Return
                    ---------------------------
                       1 Year    From Inception
                       ------    --------------
  Institutional Class   6.12%        5.62%
  Service Class         5.80%        5.40%
  Investor A Class      1.42%        4.32%
  Investor B Class      0.11%        4.18%
-----------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The performance information of Service and Investor B shares prior to their introduction dates on 7/29/93 and 10/13/94, respectively, does not reflect shareholder servicing, shareholder processing and distribution fees and certain other expenses borne by Service and Investor B shares which, if reflected, would change the performance quoted for such periods. If these expenses had been reflected in the performance information, then the performance of Service and Investor B shares for such periods would be reduced. Performance information presented for Service and Investor B shares prior to their introduction is based upon historical expenses of the predecessor class (Institutional shares) which do not reflect the actual expenses that an investor would have incurred as a holder of Service or Investor B shares of the Portfolio.

                                                           COMPASS CAPITAL FUNDS
                                   BOND REPORT



IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE COMPASS BOND PORTFOLIOS
     During the fiscal year ended September 30, 1996, the following Portfolios of Compass Capital Funds declared the following dividends from net realized capital gains:
                                   SHORT-TERM              LONG-TERM
                                  CAPITAL GAIN,          CAPITAL GAIN,
                                    PER SHARE              PER SHARE
                                  -------------          -------------
Intermediate Bond Portfolio .....    $ .03                   $  --
Government Income Portfolio .....      .28                      --
Managed Income Portfolio ........      .0625                  .0415


IMPORTANT TAX INFORMATION FOR THE TAX-FREE INCOME, PENNSYLVANIA TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND OHIO TAX-FREE INCOME PORTFOLIOS

     During the fiscal year ended September 30, 1996, 100% of the income dividends paid by the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios were exempt-interest dividends for purposes of federal income taxes and, accordingly, were exempt from such taxes. However, the percentage of these dividends which must be included in federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax is as follows:
Tax-Free Income Portfolio 15.7%, Pennsylvania Tax-Free Income Portfolio 0.9%, New Jersey Tax-Free Income Portfolio 1.8%, and Ohio Tax-Free Income Portfolio 10.6%.
     In January 1997, you will be furnished with a schedule showing the annual percentage breakdown by state or U.S. possession of the source of interest earned by each Portfolio in 1996.


                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996


SCHEDULE OF INVESTMENTS

SHORT GOVERNMENT BOND PORTFOLIO

--------------------------------------------------------------------------------
                                              PAR
                                  MATURITY   (000)        VALUE
                                  --------  -------    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 52.2%
   Refcorp STRIPS
     5.56%                        10/15/98  $ 1,250    $ 1,102,637
   Tennessee Valley Authority
     8.37%                        10/01/99    2,000      2,110,000
     5.98%                        04/01/36    5,050      5,056,312
   U.S. Treasury Notes
     6.12%(DAGGER)                03/31/98   31,500     31,564,572
     6.25%(DAGGER)                06/30/98   35,960     36,079,024
    #6.12%                        08/31/98   12,350     12,356,916
    #6.37%                        05/15/99    5,005      5,021,817
    #6.00%                        08/15/99   20,385     20,245,768
     6.37%(DAGGER)                03/31/01    4,150      4,139,583
                                                      ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $117,221,623)                                  117,676,629
                                                      ------------
MORTGAGE PASS-THROUGHS -- 11.5%
   Federal Home Loan Mortgage
     Corporation
     7.25%                     10/03-06/08      263        263,136
     7.37%                        03/01/06      242        242,272
     8.00%                      09/11-04/2   24,182      4,262,892
     8.25%                        06/01/09      163        167,140
     8.75%                        01/01/13      236        245,167
   Federal National Mortgage Association
     6.50%                        10/01/05    2,196      2,181,829
   Federal National Mortgage
     Association, 1 Year CMT ARM
     6.89%**                      11/01/96    1,374      1,423,971
     7.64%**                      03/01/25    3,942      4,047,055
   Government National Mortgage
     Association, 1 Year CMT ARM
     6.50%**                   01/18-03/22    4,736      4,776,814
     7.00%**                      10/20/21      813        829,307
   Government National Mortgage
     Association
     8.25%                        01/15/09    7,206      7,472,420
                                                      ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $26,059,475)                                    25,912,003
                                                      ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 3.6%
   Capstead Securities Corp. IV,
     Series 92-1, Class F
     8.40%                        04/25/19     242         243,055
   Federal National Mortgage Association,
     Series 96, Class T
     6.20%                        02/26/01   6,800       6,679,937
   Kidder Peabody Mortgage Assets Trust,
     Series 14, Class B
     8.50%                        09/01/14      77          77,238
   Federal National Mortgage Association,
     Series 91-146, Class S
     16.72%                       10/25/06     659         677,261
   Collateralized Mortgage Securities Corp.,
     Series I, Class 2
     9.45%                        05/01/13      98          98,214
   Morgan Stanley Capital I, Series 86-C,
     Class U4
     9.00%                        11/01/06     407         413,409
                                                      ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $8,194,782)                                      8,189,114
                                                      ------------


--------------------------------------------------------------------------------
                                              PAR
                                  MATURITY   (000)        VALUE
                                  --------  -------    ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 0.2%
   Structured Assets Securities Corp,.
     Series 96-C, Class A1
     5.71%                        02/25/28  $  520    $    516,352
  (Cost $518,846)                                     ------------

ASSET BACKED SECURITIES -- 24.5%
   Associates Manufactured Housing Pass
     Through, Series 96-1, Class A1
     6.20%                        03/27/03   2,550       2,550,000
   Banc One Auto Grantor Trust,
     Series 96-A, Class A
     6.10%                        10/15/02   1,786       1,785,583
   Banc One Auto Grantor Trust,
     Series 96-B, Class A
     6.70%                        02/12/03   1,208       1,213,794
   Chase Manhattan Grantor Trust,
     Series 95-A, Class A
     6.00%                        09/17/01   3,660       3,653,513
   Chase Manhattan Grantor Trust,
     Series 96-A, Class A
     5.20%                        02/15/02   5,331       5,258,085
     6.61%                        09/16/02   9,795       9,831,731
   Chevy Chase Auto Receivables Trust,
     Series 96-1, Class A
     6.60%                        01/01/99   1,287       1,290,752
   EQCC Home Equity Loan Trust,
     Series 94-1, Class A
     5.80%                        03/15/09   2,485       2,401,410
   Fifth Third  Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                        03/15/02   7,000       7,016,406
   Fifth Third Bank Asset Trust,
     Series 96, Class A
     6.20%                        09/01/01   4,353       4,347,069
   Ford Credit Grantor Trust,
     Series 95-B, Class A
     5.90%                        10/15/00   1,063       1,058,874
   Honda Auto Receivables
     Grantor Trust, Series 95-A,
     Class A
     6.20%                        12/15/00   4,594       4,591,241
   John Deere Owner Trust,
     Series 93-B, Class B
     4.10%                        10/15/00      92          91,693
   Merrill Lynch Asset Backed Corp.,
     Series 93-1, Class A2
     5.12%                        07/15/98      71          71,118
   MLCC Mortgage Investors, Inc.
     Series 96-B, Class A
     5.90%                        07/15/21   1,953       1,955,306
   Nationsbank Auto Grantor Trust,
     Series 95-A, Class A
     5.85%                        06/15/02   1,618       1,612,786
   New York City Trust, Series 96-1,
     Class A
     6.81%                        05/25/05   4,055       4,064,823
   Premier Auto Trust, Series 93-2,
     Class A3
     4.90%                        10/15/98     306         302,772
   Premier Auto Trust, Series 93-6,
     Class A2
     4.65%                        11/02/99   2,222       2,197,072
                                                      ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $55,380,110)                                    55,294,028
                                                      ------------

                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS


--------------------------------------------------------------------------------
                                              PAR
                                  MATURITY   (000)        VALUE
                                  --------  -------    ------------
CORPORATE BONDS -- 5.3%
FINANCE -- 1.7%
   Lehman Brothers Holdings
     7.00%                        05/13/99  $ 3,650   $  3,685,520
                                                      ------------
YANKEE -- 3.6%
   Banco Internacio
     6.05%                        07/16/01    2,187      2,184,293
   Bayerische Landesbank
     7.75%                        12/19/97    2,200      2,234,211
   Credit Local
     8.12%                        01/30/98    2,200      2,246,696
   Landwirtschaft Rentenbank
     7.62%                        12/08/97    1,500      1,520,562
                                                      ------------
                                                         8,185,762
                                                      ------------
TOTAL CORPORATE BONDS
  (Cost $11,886,107)                                    11,871,282
                                                      ------------
SHORT TERM INVESTMENTS -- 2.7%
   Federal Home Loan Bank
     Discount Notes
     5.70%                        10/01/96    3,465      3,465,000
     5.80%                        10/08/96    1,500      1,496,250
     4.40%                        10/27/96    1,000        977,500
   Smith Barney Money Market Fund                71         70,837
                                                      ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,023,297)                                      6,009,587
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $225,284,240*)                                $225,468,995
                                                      ============


----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                       $ 568,605
    Gross unrealized depreciation                        (383,850)
                                                        ----------
                                                        $ 184,755
                                                        =========

     **  Rates shown are the rates as of September 30, 1996.
      #  Total or partial securites on loan.
(DAGGER) Partial principal in the amount of $2,800,000 has been pledged as collateral for reverse repurchase agreements.

                 See accompanying notes to financial statements.

  SEPTEMBER 30, 1996

STATEMENT OF ASSETS AND LIABILITIES

SHORT GOVERNMENT BOND PORTFOLIO

ASSETS
   Investments at value (Cost $225,284,240) ..................      $225,468,995
   Interest receivable .......................................         2,200,381
   Principal receivable ......................................            74,620
   Investments sold receivable ...............................        11,341,120
   Capital shares sold receivable ............................            15,150
   Other assets ..............................................            66,818
                                                                    ------------
          TOTAL ASSETS .......................................       239,167,084
                                                                    ------------
LIABILITIES
   Investments purchased payable .............................         6,621,755
   Capital shares redeemed payable ...........................           128,404
   Distributions payable .....................................           850,316
   Accrued expenses payable ..................................           205,498
   Reverse repurchase agreements payable .....................         2,866,862
                                                                    ------------
          TOTAL LIABILITIES ..................................        10,672,835
                                                                    ------------
NET ASSETS (Applicable to 13,852,951 Institutional
   shares, 9,379,509 Service shares and 95,732
   Investor A shares outstanding) ............................      $228,494,249
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER INSTITUTIONAL SHARE
   ($135,686,491 (DIVIDE) 13,852,951) ........................      $       9.79
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($91,870,100 (DIVIDE) 9,379,509) ........      $       9.79
                                                                    ============
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($937,658 (DIVIDE) 95,732) ...........      $       9.79
                                                                    ============
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.79 (DIVIDE) 0.970) ....................................      $      10.09
                                                                    ============

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS                                    COMPASS CAPITAL FUNDS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

--------------------------------------------------------------------------------
                                               PAR
                                  MATURITY    (000)        VALUE
                                  --------   -------    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 46.5%
   Federal Home Loan Mortgage
     Corporation Strike Notes
     5.80%                         04/08/97  $ 1,000  $    997,500
   Federal Home Loan Bank Notes
     4.90%                         04/27/98    3,000     2,932,500
   Small Business Administration
     Participation Certificates
     7.25%                         08/01/16    3,000     2,977,031
   Small Business Administration
     6.67%                         02/10/06    2,800     2,681,000
     7.35%                         08/01/06    2,500     2,487,500
     6.65%                         11/01/15    2,463     2,378,359
   Tennessee Valley Authority
     5.98%                         04/01/36    4,200     4,218,375
   U.S. Treasury Notes
     6.12%                         03/31/98    9,200     9,218,859
    #6.12%                         08/31/98    8,800     8,804,928
    #6.37%                         05/15/99    3,100     3,110,416
    #6.00%                         08/15/99    8,215     8,158,891
     6.87%                         08/31/99        5         5,078
     6.37%                         03/31/01   16,205    16,164,324
    #6.50%                         08/31/01   13,325    13,340,589
     7.00%                         07/15/06    3,625     3,701,632
                                                      ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $81,001,297)                                    81,176,982
                                                      ------------
MORTGAGE PASS-THROUGHS -- 21.2%
   Federal Home Loan Mortgage
     Corporation
     6.50%                      01/24-06/26    4,357     4,101,268
     7.00%                         05/01/16      545       547,510
     8.00%                         06/01/17    1,663     1,680,760
   Federal Home Loan Mortgage
     Corporation 1 Year CMT ARM
     7.00%**                       04/01/22    1,608     1,636,605
   Federal Home Loan Mortgage
     Corporation 15 Year
     7.00%                         05/01/02      409       401,660
   Federal Housing Administration,
     USGI
     7.46%                         05/01/21    1,922     1,923,090
   Federal National Mortgage
     Association
     6.50%                         10/01/05    1,606     1,595,666
   Federal National Mortgage
     Association 10 Year
     6.00%                         02/01/04    2,796     2,715,394
   Federal National Mortgage
     Association Multi-Family 7-Year
     7.77%                         07/01/01    3,300     3,403,799
   Federal National Mortgage
     Association Multi-Family
     6.50%                         10/25/03    5,773     5,669,928
   Federal National Mortgage
     Association, 1 Year CMT ARM
     7.64%**                       03/01/25    4,380     4,496,728
   Federal National Mortgage
     Association, Multi-Family
     7.26%                         01/25/11    2,000     2,006,562
   Government National Mortgage
     Association
     7.00%                         04/15/26      214       206,336
     9.00%                         11/15/17    4,634     4,879,018


--------------------------------------------------------------------------------
                                              PAR
                                  MATURITY   (000)        VALUE
                                  --------  -------    ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association, 15 Year
     7.00%                         10/15/07  $ 1,783 $   1,770,052
                                                     -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $37,393,418)                                    37,034,376
                                                     -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 5.8%
   Collateralized Mortgage Obligation
     Trust, Series 36, Class A, (PO)
     6.11%                         10/25/17    1,062       779,337
   Community Program Loan Trust,
     Series 87, Class A
     4.50%                         10/01/18    4,500     3,751,875
   Federal National Mortgage
     Association, Series 96-6, Class D
     6.72%                         02/26/01    5,600     5,576,375
                                                     -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $10,420,813)                                    10,107,587
                                                     -------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 1.0%
   Structured Asset Securities Corp.,
     Series 96, Class A1B
     5.75%                         02/25/28    1,700     1,672,471
  (Cost $1,700,022)                                  -------------

ASSET BACKED SECURITIES -- 23.6%
   Associates Manufactured Housing,
     Series 96-1, Class A
     6.20%                         12/01/98    2,300     2,300,000
   Banc One Auto Grantor Trust,
     Series 96-B, Class A
     6.55%                         02/15/03    5,005     5,028,573
   Chemical Master Credit Card
     Trust 1, Series 1996-3, Class A
     7.09%                         02/15/09    4,600     4,582,750
   Chevy Chase Auto Receivables
     Trust, Series 96-1, Class A
     6.60%                         12/15/02    1,746     1,751,735
   Fifth Third Bank Asset Trust,
     Series 96, Class A
     6.20%                         09/15/01    4,336     4,330,371
   First Chicago Master Trust,
     Series 92-E, Class A
     6.25%                         08/15/99    3,000     2,996,250
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     5.88%                         12/15/21    1,190     1,189,900
   New York City Tax Lien Trust,
     Series 96-1, Class A
     6.81%                         05/25/05    3,449     3,457,436
   Standard Credit Card Trust,
     Series 90-6, Class A
     9.37%                         07/10/97    1,750     1,793,203
   The Money Store Home Equity Trust
     8.12%                         06/15/15    1,661     1,712,646
   Chase Manhattan Grantor Trust,
     Series 96, Class A(DOUBLE DAGGER)
     5.20%                         02/15/02    3,330     3,283,917
   Discover Card Master Trust I,
     Series 96-4, Class A
     5.96%                         10/16/13    3,500     3,535,000

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)        VALUE
                                   --------  -------    ------------
ASSET BACKED SECURITIES (CONTINUED)
   HFC Home Equity Loan Asset
     Backed Certificates, Series 93-1,
     Class A
     4.75%                         05/20/08  $ 1,253  $  1,242,109
   Union Acceptance Corp.,
     Series 96, Class A
     5.40%                         04/07/03    3,942     3,892,660
                                                      ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $41,105,204)                                    41,096,550
                                                      ------------
MUNICIPAL BONDS -- 1.1%
   Stanislaus County Taxable
     Pension Obligation
     7.15%                         08/15/13    2,000     1,957,500
   (Cost $2,000,000)                                   -----------

PURCHASED OPTIONS -- 0.0%
  December 10-year Note Future Call               18        22,788
  (Cost $26,523)                                       -----------

SHORT TERM INVESTMENTS -- 0.8%
   Federal Home Loan Bank Discount Notes
     5.70%                         10/01/96      650       650,000
   Smith Barney Money Market Fund                758       757,700
                                                      ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,407,700)                                      1,407,700
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $175,054,977)                                 $174,475,954
                                                      ============

----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                     $   578,770
    Gross unrealized depreciation                      (1,157,793)
                                                      -----------
                                                      $  (579,023)
                                                      ===========

**  Rates shown are the rates as of September 30, 1996.
#   Total or partial securities on loan.
(DOUBLE DAGGER) Principal amount of securities pledged as collateral is $100,000 on 116 long U.S. Treasury Note and 43 short U.S. Treasury Bond futures contracts expiring December 1996. The value of such contracts on September 30, 1996 was $17,013,125, thereby resulting in an unrealized loss of $14,188.

                 See accompanying notes to financial statements.

SEPTEMBER 30, 1996

STATEMENT OF ASSETS AND LIABILITIES                        COMPASS CAPITAL FUNDS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

ASSETS
   Investments at value (Cost $175,054,977) ................        $174,475,954
   Interest receivable .....................................           1,254,737
   Principal receivable ....................................              49,852
   Investments sold receivable .............................          19,309,583
   Capital shares sold receivable ..........................              78,381
   Other assets ............................................              18,338
                                                                    ------------
          TOTAL ASSETS .....................................         195,186,845
                                                                    ------------
LIABILITIES
   Investments purchased payable ...........................          13,540,534
   Capital shares redeemed payable .........................             922,971
   Distributions payable ...................................             888,155
   Accrued expenses payable ................................             112,341
   Deferred dollar roll income .............................               9,092
   Futures margin payable ..................................               4,969
                                                                    ------------
          TOTAL LIABILITIES ................................          15,478,062
                                                                    ------------
NET ASSETS  (Applicable to 12,727,178
   Institutional  shares, 4,785,545
   Service shares and 594,767 Investor A
   shares outstanding) .....................................        $179,708,783
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER INSTITUTIONAL SHARE
   ($126,311,922 (DIVIDE) 12,727,178) ......................        $       9.92
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SERVICE SHARE
   ($47,494,140 (DIVIDE) 4,785,545) ........................        $       9.92
                                                                    ============
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE
   ($5,902,721 (DIVIDE) 594,767) ...........................        $       9.92
                                                                    ============
MAXIMUM OFFERING PRICE PER INVESTOR A
   SHARE ($9.92 (DIVIDE) 0.960) ............................        $      10.33
                                                                    ============

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
U.S. GOVERNMENT & AGENCY SECURITIES -- 33.6%
   Federal Home Loan Mortgage
     Corporation, Strike Note
     5.80%                         04/08/97  $ 1,000  $    997,500
   Federal Home Loan Bank Notes
     4.90%                         04/27/97    2,000     1,955,000
   Small Business Administration,
     Series 96, Class A
     6.67%                         02/10/06    3,100     2,968,250
   Small Business Administration,
     Series 96, Class C
     7.35%                         08/01/06    3,000     2,985,000
   Small Business Administration,
     Series 95, Class K
     6.65%                         11/01/15    2,660     2,568,627
   Small Business Administration,
     Series 96-20H, Class 1
     7.25%                         08/01/16    4,000     3,969,375
   Tennessee Valley Authority
     5.98%                         04/01/98    5,450     5,473,844
   U.S. Treasury Notes
     6.12%                         03/31/98    2,900     2,905,945
    #6.12%                         08/31/98   11,500    11,506,440
    #6.37%                         05/15/99    7,135     7,158,974
    #6.00%(DAGGER)                 08/15/99    3,430     3,406,573
     6.87%                         08/31/99    1,660     1,685,830
    #6.37%                         03/31/01   11,905    11,875,117
     6.62%                         06/30/01    7,050     7,093,075
    #6.50%                         08/31/01   15,620    15,638,274
     7.25%                         08/15/04    2,200     2,279,640
                                                      ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
  (Cost $84,394,217)                                    84,467,464
                                                      ------------
MORTGAGE PASS-THROUGHS -- 16.3%
   Federal Home Loan Mortgage
     Corporation
     6.50%                         02/01/25    4,914     4,625,500
     7.00%                      09/25-10/25    1,817     1,758,111
     9.00%                      12/16-06/21    1,494     1,560,385
   Federal Home Loan Mortgage
     Corporation, 1 Year CMT ARM
     7.00%**                       04/01/22    1,072     1,091,070
   Federal Home Loan Mortgage
     Corporation, 15 Year
     8.50%                      10/98-06/05    3,959     4,088,347
     9.00%                      09/97-12/01      215       222,293
     9.50%                         01/01/05      627       654,448
   Federal Housing Administration,
     USGI, Series 2056
     7.46%                         05/01/21    2,288     2,289,392
   Federal National Mortgage
     Association
     8.00%                         03/01/08    4,959     5,077,041
   Federal National Mortgage
     Association, 1 Year CMT ARM
     7.64%**                       03/01/25    4,380     4,496,728
   Federal National Mortgage
     Association, 10 Year
     6.00%                         02/01/04    3,704     3,597,897
   Federal National Mortgage
     Association, 15 Year
     9.50%                         03/01/05       25        25,940
   Federal National Mortgage
     Association, Multi-Family
     6.50%                         10/25/03    1,800     1,746,563
     7.26%                         01/25/11    2,000     2,006,563
   Government National Mortgage
     Association
     6.50%                      12/23-12/23      990       925,960
     9.00%                         11/15/17    3,862     4,102,054


--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association, 15 Year
     7.50%                      04/07-12/07  $ 2,420  $  2,446,161
     8.00%                         05/15/99      195       199,923
                                                      ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $41,164,523)                                    40,914,376
                                                      ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 6.3%
   Bear Stearns Secured Investors
     Trust, Series 88-8, Class B (PO)
     8.48%                         12/01/18      263       259,379
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                         10/01/18    4,800     4,002,000
   Federal National Mortgage
     Association, Series 96-6, Class D
     6.72%                         02/26/01    7,899     7,865,755
   Federal National Mortgage
     Association, Series 89-16,
     Class B (PO)
     5.56%                         03/25/19    2,049     1,496,662
   Federal National Mortgage
     Association, Trust 91-1, Class L (IO)
     15.56%                        01/25/21    1,254       429,434
   Prudential Home Mortgage
     Securities, Series 93-55, Class A,
     1 Year CMT ARM
     7.95%**                       12/25/23    1,701     1,729,035
                                                      ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $16,122,048)                                    15,782,265
                                                      ------------
CORPORATE BONDS -- 17.2%
FINANCE -- 8.2%
   American Savings Bank
     6.62%                         02/15/06    1,350     1,274,873
   Crestar Financial Corp.
     7.87%                         02/15/03    1,500     1,527,059
   CS First Boston
     7.75%                         05/15/06    1,000     1,023,040
   Equitable Life Surplus Note
     8.90%                         02/15/00      500        525,800
   GMAC Putable Asset Trust
     6.37%                         09/30/98    2,600     2,594,907
   Goldman Sachs Group LP
     8.25%                         07/15/02    1,800     1,884,978
   Ikon Capital Resources
     6.93%                         06/07/99    2,400     2,410,174
   Metropolitan Life Insurance Co.
     6.25%                         02/01/03    2,000     1,900,448
     6.95%                         12/01/05    1,000       961,366
   New American Capital, Inc.
     6.62%                         06/15/00    1,500     1,492,045
   Paine Webber Group, Inc.
     7.06%                         10/14/96    1,400     1,410,500
   Potomac Capital Management Corp.
     7.05%                         10/02/01    1,550     1,544,013
   Prudential Insurance Co.
     8.50%                         11/01/96      500       501,120
   Salomon, Inc.
     7.65%                         07/01/07    1,550     1,536,438
                                                      ------------
                                                        20,586,761
                                                      ------------
INDUSTRIAL -- 4.4%
   Anixter, Inc.
     8.00%                         09/17/0     2,750     2,758,718

                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   News America Holdings
     8.50%                         02/15/05  $ 3,000  $  3,172,398
   RJR Nabisco, Inc.
     6.70%                         06/15/02    2,400     2,342,867
     6.85%                         06/15/05      300       287,297
     7.05%                         07/15/07      450       432,274
   Tenneco Credit Corp.
     10.12%                        12/01/97    1,500     1,573,155
   Texaco Capital Co.
     9.00%                         12/15/99      500       534,375
                                                      ------------
                                                        11,101,084
                                                      ------------
UTILITY -- 0.8%
   Connecticut Light and Power(DOUBLE DAGGER)
     7.62%                         04/01/97    1,458     1,458,000
   Mobile Energy Services Co.,
     1st Mortgage Bond
     8.66%                         01/01/17      488       494,503
                                                      ------------
                                                         1,952,503
                                                      ------------
YANKEE -- 3.8%
   Ontario Hydroelectric
     7.75%                         12/05/97    4,800     4,869,769
   Siam Commercial Bank
     7.50%                         03/15/06    1,500     1,459,593
   Quebec Province
     9.00%                         05/08/01    2,150     2,306,701
   London Insurance Group
     6.87%                         09/15/05    1,000       964,176
                                                      ------------
                                                         9,600,239
                                                      ------------
TOTAL CORPORATE BONDS
  (Cost $43,366,445)                                    43,240,587
                                                      ------------
ASSET BACKED SECURITIES -- 24.6%
   Associates Manufactured Housing,
     Series 96-1, Class A
     6.20%                         12/01/98    3,200     3,200,000
   Associates Manufactured Housing,
     Series 96-1, Class B
     8.00%                         02/01/14    2,500     2,498,437
   Banc One Auto Grantor Trust,
     Series 96-B, Class A
     6.55%                         02/15/03    1,553     1,560,592
   Chase Manhattan Grantor Trust,
     Series 96-A, Class A
     5.20%                         04/15/02    4,491     4,429,469
   Chemical Master Credit Card Trust 1
     Series 96-3, Class A
     7.09%                         02/15/09    6,000     5,977,500
   Chevy Chase Auto Receivables Trust,
     Series 96-1, Class A
     6.60%                         12/15/02    1,746     1,751,735
   Discover Card Master Trust I,
     Series 96-4, Class A
     5.87%                         10/16/13    5,500     5,555,000
   Fifth Third  Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                         03/15/02    6,900     6,916,172
   Fifth Third Bank Asset Trust,
     Series 96, Class A
     6.20%                         09/15/01    5,835     5,826,317
   First Chicago Master Trust II,
     Series 92-E, Class A
     6.25%                         08/15/99    4,000     3,995,000
   Fleet Finance Home Equity Trust,
     Series 91-2, Class B
     8.65%                         10/15/06    1,350     1,385,648


--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 94-4, Class A1
     6.55%                         07/15/19   $  843  $    844,308
   Green Tree Financial Corp.,
     Series 94-5, Class A1
     6.60%                         11/15/19    1,419     1,421,199
   HFC Home Equity Loan Asset
     Backed Certificates, Series 93-1,
     Class A3
     4.75%                         05/20/08    2,418     2,397,051
   MLCC  Mortgage Investors, Inc.,
     Series 96-C, Class A
     5.94%                         12/15/21    1,487     1,487,375
   New York City Tax Lien Trust,
     Series 96-1A, Class A
     6.81%                         05/25/05    2,983     2,990,215
   Standard Credit Card Trust ,
     Series 90-6, Class A
     9.37%                         07/10/97    2,400     2,459,250
   The Money Store Home Equity
     Trust Series 1995-A3, Class A8
     8.12%                         06/15/15    2,372     2,446,637
   Union Acceptance Corp.,
     Series 96-A, Class A
     5.40%                         04/07/03    4,888     4,826,898
                                                      ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $61,991,417)                                    61,968,803
                                                      ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 2.0%
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.58%                         05/25/15    1,200     1,196,431
   Resolution Trust Corp., Series 93-C3,
     Class D
     7.10%                         12/25/24    2,025     1,985,297
   Structured Asset Securities Corp.,
     Series 95-4, Class A
     5.75%                         02/25/28    1,750     1,721,661
                                                      ------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $4,961,136)                                      4,903,389
                                                      ------------
PURCHASED OPTIONS-- 0.0%
  Dec 10yr Note Futures Call Options              22        27,852
  (Cost $32,417)                                      ------------

SHORT TERM INVESTMENTS -- 0.0%
   Smith Barney Money Market Fund
   (Cost $90,807)                                 91        90,807
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $252,123,010)                                 $251,395,543
                                                      ============

----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                      $   835,276
   Gross unrealized depreciation                       (1,562,743)
                                                      -----------
                                                      $  (727,467)
                                                      ===========

** Rates shown are the rates as of September 30, 1996.
 # Total or partial securities on loan.
(DAGGER) Partial principal in the amount of $400,000 has been pledged as collateral for reverse repurchase agreements.
(DOUBLE DAGGER) Principal amount of securities pledged as collateral of
                $200,000 on 161 net long U.S. Treasury Notes and 42 short U.S. Treasury Bonds future contracts expiring December 1996. The value of such contracts on September 30, 1996 was $21,697,844, thereby resulting in an unrealized gain of $2,469.

                 See accompanying notes to financial statements.

SEPTEMBER 30, 1996

STATEMENT OF ASSETS AND LIABILITIES

INTERMEDIATE BOND PORTFOLIO

ASSETS
   Investments at value (Cost $252,123,010) ..................      $251,395,543
   Interest receivable .......................................         2,475,051
   Principal receivable ......................................            22,835
   Investments sold receivable ...............................        20,425,034
   Capital shares sold receivable ............................         1,391,541
   Other assets ..............................................            30,910
                                                                    ------------
          TOTAL ASSETS .......................................       275,740,914
                                                                    ------------
LIABILITIES
   Investments purchased payable .............................        19,700,357
   Capital shares redeemed payable ...........................            99,195
   Distributions payable .....................................         1,195,084
   Accrued expenses payable ..................................           115,337
   Deferred dollar roll income ...............................            12,123
   Reverse repurchase agreements payable .....................           400,056
   Futures margin payable ....................................            12,438
                                                                    ------------
          TOTAL LIABILITIES ..................................        21,534,590
                                                                    ------------
NET ASSETS (Applicable to 22,302,863
   Institutional shares, 4,866,086 Service
   shares, 100,344 Investor A shares
   outstanding) ..............................................      $254,206,324
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER INSTITUTIONAL SHARE
   ($207,909,035 (DIVIDE) 22,302,863) ........................      $       9.32
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($45,361,804 (DIVIDE) 4,866,086) ........      $       9.32
                                                                    ============
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($935,485 (DIVIDE) 100,344) ..........      $       9.32
                                                                    ============
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.32 (DIVIDE) 0.960) ....................................      $       9.71
                                                                    ============

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS                                    COMPASS CAPITAL FUNDS
CORE BOND PORTFOLIO

--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 52.3%
   Small Business Administration,
     Series 96-1, Class C
     7.35%                         08/01/06  $ 3,350  $  3,333,250
   Small Business Administration,
     Series 96-2, Class B
     6.37%                         02/01/16    3,922     3,710,886
   U.S. Treasury Bonds
     6.00%                         02/15/26   19,620    17,252,455
     6.75%                         08/15/26   17,400    17,005,192
   U.S. Treasury Notes
     6.12%(DAGGER)                 03/31/98    5,450     5,461,172
    #6.37%                         05/15/99   11,155    11,192,481
     6.87%                         08/31/99   10,665    10,830,947
    #6.37%(DAGGER)                 03/31/01   35,755    35,665,251
     6.50%                         05/31/01    7,125     7,135,473
    #6.50%                         08/31/01   20,500    20,523,983
     6.87%                         05/15/06    7,310     7,393,699
    #7.00%                         07/15/06   17,725    18,099,707
                                                      ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $157,223,241)                                  157,604,496
                                                      ------------
MORTGAGE PASS-THROUGHS -- 16.7%
   Federal Home Loan Mortgage
     Corporation
     6.50%                         03/01/26      25         23,268
     7.00%                      03/25-05/26  18,462     17,862,315
     7.50%                      01/26-07/26  16,983     16,799,268
     8.00%                      11/15-02/26   6,147      6,205,370
   Federal Housing Administration
     East Point Chelsea
     10.25%                        05/01/33      99        104,181
   Federal Housing Administration GNMA
     9.00%                         10/15/24     482        504,422
     9.50%                         11/15/26     618        660,774
   Federal National Mortgage
     Association Multi-Family
     6.50%                         10/25/03     100         97,031
   Federal National Mortgage
     Association
     7.50%                         09/01/10     250        252,149
     8.00%                         10/01/09     205        209,274
     9.00%                         06/01/24     521        544,543
   Government National Mortgage
     Association
     7.00%                      08/25-10/25   3,928      3,782,924
     8.50%                      01/10-04/20   1,650      1,699,915
     9.00%                      09/16-12/19   1,426      1,496,272
    10.50%                         01/15/16      31         34,215
    11.00%                      05/16-09/19      17         18,916
    11.50%                         07/15/13       8          9,567
    12.00%                      01/13-03/15       8          9,621
    12.50%                         04/15/13       1          1,739
                                                      ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $49,878,753)                                    50,315,764
                                                      ------------
MULTIPLE CLASS MORTGAGE
PASS-THROUGHS -- 5.0%
   Community Program Loan Trust,
     Series 87-4, Class A
     4.50%                         10/01/18  9,850      8,212,438
   Federal Home Loan Mortgage
     Corporation, Series 1114, Class D
     8.00%                         03/15/05     15         14,995
   Federal National Mortgage
     Association, Trust 90-37, Class H
     9.50%                         09/25/18    135        134,894
   Federal National Mortgage
     Association Series 1993-254,
     Class C (PO)
     7.00%                         07/25/23  1,068        723,440


--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage
     Association Series 1994-24,
     Class D (PO)
     6.00%                         11/25/23  $ 3,288  $  2,153,463
   Federal National Mortgage
     Association Series 1996-45,
     Class E (PO)
     6.40%                         01/25/24    1,400       770,910
   Federal Home Loan Mortgage
     Corporation, Series 1907,
     Class L (PO)
     6.65%                         06/15/20    1,000       570,000
   Federal National Mortgage
     Association, Trust 91-1,
     Class L (IO)
     10.96%                        01/25/21      313       107,094
   Prudential Home Mortgage
     Securities, Series 93-55,
     Class A, 1 Year CMT ARM
     7.95%**                       12/25/23    2,324     2,361,609
   Salomon Brothers Mortgage
     Securities,  Series 87-3,
     Class A (PO)
     3.97%                         10/23/17      133        96,726
                                                      ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $15,638,758)                                    15,145,569
                                                      ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 7.0%
   Associates Manufactured
     Housing, Series 1996-1,
     Class B1
     8.00%                         02/01/14    2,815     2,813,241
   Chase Manhattan Grantor Trust,
     Series 96-A, Class A
     5.20%                         02/15/02    8,286     8,171,607
   Chemical Master Credit Card
     Trust 1 Series 1996-3
     7.09%                         02/15/09    2,580     2,570,325
   Discover Card Master Trust I,
     Series 96-4, Class A
     5.87%                         10/16/13    3,675     3,711,750
   First Boston Mortgage Securities
     Corp., Series 93-M1, Class A
     6.75%                         09/25/06      118       114,050
   Goldman Sachs Mortgage
     Securities Corp. II
     7.41%                         02/15/27    2,841     2,827,706
   Paine Webber Mortgage
     Acceptance Corp., Series 95-M1,
     Class A
     6.70%                         01/15/07      800       786,589
                                                      ------------
TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES
  (Cost $20,949,884)                                    20,995,268
                                                      ------------
ASSET BACKED SECURITIES -- 5.6%
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                         05/15/26      300       279,562
   Green Tree Financial Corp.,
     Series 93-1, Class A
     6.90%                         04/15/18      400       394,500
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                         10/15/18    4,000     3,781,250
   Green Tree Financial Corp.,
     Series 93-4, Class A
     6.60%                         01/15/19      600       589,125

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 94-5, Class A
     7.95%                         11/15/19   $  400   $   410,125
   Green Tree Financial Corp.,
     Series 95-7, Class B
     7.35%                         11/15/26      600       586,406
   Green Tree Financial Corp.,
     Series 96-2, Class B
     7.90%                         04/15/27    3,650     3,563,312
   Green Tree Home Improvement
     Loan Trust, Series 94-D, Class M
     9.05%                         01/15/15      700       743,969
   Merrill Lynch Asset Backed Corp.,
     Series 93-1, Class A
     5.12%                         07/15/98       71        71,118
   Merrill Lynch Mortgage Investors,
     Inc., Series 92-D, Class A
     7.75%                         07/15/17      300       303,000
   National Credit Card Trust,
     Series 89-4, Class A
     9.45%                         12/31/97       87        87,719
   Premier Auto Trust, Series 93-2,
     Class A
     4.90%                         10/15/98    1,224     1,211,088
   Standard Credit Card Master Trust,
     Series 95-1, Class A
     8.25%                         01/07/07    2,040     2,171,962
   The Money Store Home Equity
     Trust Series 1995-A3, Class A8
     8.12%                         06/15/15    2,452     2,528,192
                                                      ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $17,122,976)                                    16,721,328
                                                      ------------
CORPORATE BONDS -- 13.0%
FINANCE -- 4.2%
   Allmerica Financial Corp.(DOUBLE DAGGER)
     7.62%                         10/15/25    2,900     2,801,544
   Associates Corp. of North America
     7.87%                         09/30/01    1,000     1,039,792
   Crestar Financial Corp.
     8.25%                         07/15/02      400       418,884
   Equitable Life Assurance Co.
     7.70%                         12/01/15      250       242,310
   Fleet Financial
     7.12%                         04/15/06    2,750     2,695,269
   General Electric Capital Corp.
     8.12%                         02/01/99    1,000     1,036,808
   Liberty Mutual Co.
     8.50%                         05/15/25      300       312,725
   Meditrust
     7.37%                         07/15/00      350       350,834
   Merita Bank
     6.50%                         01/15/06    2,000     1,870,245
   Metropolitan Life Insurance Co.
     6.30%                         11/01/03      400       379,218
   Salomon Brothers, Inc.
     6.70%                         12/01/98      450       449,586
     7.50%                         02/01/03    1,000       996,250
                                                      ------------
                                                        12,593,465
                                                      ------------
INDUSTRIAL -- 6.6%
   Caterpillar Financial Services
     8.72%                         07/21/97      100       102,148
   Ford Capital BV
     9.00%                         08/15/98    1,000     1,044,034
   Ford Motor Credit
     8.00%                         06/15/02    1,000     1,050,000
     7.75%                         03/15/05    4,000     4,102,037


--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
INDUSTRIAL (CONTINUED)
   GMAC Putable Asset Trust
     6.37%                         09/30/98  $ 2,800  $  2,794,515
   ITT Corp.
     6.25%                         11/15/00      250       243,750
   Nabisco, Inc.
     6.85%                         06/15/05    1,000       957,657
     7.55%                         06/15/15    3,175     3,044,406
   News America Holdings, Inc.
     7.75%                         12/01/45    2,000     1,831,437
   Philip Morris
     7.65%                         07/01/08      255       254,583
   TECO Energy, Inc.
     9.25%                         06/19/97    1,000     1,021,250
   Tele-Communications, Inc.
     8.25%                         01/15/03      750       756,008
   Texaco Capital
     8.26%                         09/15/98    1,250     1,295,312
   Union Pacific Corp.
     7.00%                         02/01/16    1,450     1,345,132
                                                      ------------
                                                        19,842,269
                                                      ------------
YANKEE -- 2.2%
   Bangkok Bank Public Co.
     Limited Series 144a
     7.25%                         09/15/05    1,900     1,824,124
   Hydro-Quebec
     7.50%                         04/01/16    3,000     2,906,180
   Republic of Columbia Yankee
     Notes
     7.25%                         02/15/03    1,250     1,174,651
   Quebec Province
     7.50%                         07/15/23    1,000       955,863
                                                      ------------
                                                         6,860,818
                                                      ------------
TOTAL CORPORATE BONDS
  (Cost $39,708,907)                                    39,296,552
                                                      ------------
SHORT TERM INVESTMENTS -- 0.4%
   Smith Barney Money Market Fund
   (Cost $1,327,955)                           1,328     1,327,955
                                                      ------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $301,850,474*)                                 301,406,932
                                                      ============

----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                  $ 1,758,322
    Gross unrealized depreciation                   (2,201,864)
                                                   -----------
                                                   $  (443,542)
                                                   ===========

**  Rates shown are the rates as of September 30, 1996.
 #  Total or partial securities on loan.
(DAGGER) Partial principal in the amount of $11,900,000 has been pledged as collateral for reverse repurchase agreements.
(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $869,445 on 1 short U.S. Treasury Note and 340 short Bonds future contracts expiring December 1996. The value of such contracts on September 30, 1996 was $37,231,031, thereby resulting in an unrealized loss of $412,563. Outstanding at September 30, 1996 are 59 30-year U.S. Treasury Bond future call options written expiring in November 1996 with a value of $14,750 and an exercise price of $114.

                See accompanying notes to financial statements.

SEPTEMBER 30, 1996

STATEMENT OF ASSETS AND LIABILITIES                        COMPASS CAPITAL FUNDS

CORE BOND PORTFOLIO

ASSETS
   Investments at value (Cost $301,850,474) ..................      $301,406,932
   Interest receivable .......................................         2,920,682
   Principal receivable ......................................             1,831
   Investments sold receivable ...............................        21,986,961
   Capital shares sold receivable ............................           274,426
   Futures margin receivable .................................            95,813
   Other assets ..............................................            62,320
                                                                    ------------
          TOTAL ASSETS .......................................       326,748,965
                                                                    ------------
LIABILITIES
   Investments purchased payable .............................        31,221,565
   Capital shares redeemed payable ...........................            18,100
   Distributions payable .....................................         1,506,592
   Accrued expenses payable ..................................           170,897
   Deferred dollar roll income ...............................            18,608
   Reverse repurchase agreements payable .....................        12,148,500
   Call options written (Premiums received $66,929) ..........            14,750
                                                                    ------------
          TOTAL LIABILITIES ..................................        45,099,012
                                                                    ------------
NETASSETS  (Applicable to 17,031,012
   Institutional  shares,  12,274,536 Service
   shares, 33,503 Investor A shares and
   156,825 Investor B shares outstanding) ....................      $281,649,953
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER INSTITUTIONAL SHARE
   ($162,625,532 (DIVIDE) 17,031,012) ........................      $       9.55
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SERVICE SHARE
   ($117,207,011 (DIVIDE) 12,274,536) ........................      $       9.55
                                                                    ============
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($319,914 (DIVIDE) 33,503) ...........      $       9.55
                                                                    ============
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.55 (DIVIDE) 0.960) ....................................      $       9.95
                                                                    ============
NETASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred
   sales charge of 4.5%) PER INVESTOR B SHARE
   ($1,497,496 (DIVIDE) 156,825) .............................      $       9.55
                                                                    ============

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO

--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 9.3%
   Federal Home Loan Bank Notes
     4.40%                         04/27/98  $   500  $    488,750
   U.S. Treasury Bonds
     6.75%                         08/15/26      250       244,328
  #U.S. Treasury Notes
     7.00%(DAGGER)                 07/15/06    1,245  $  1,271,319
                                                      ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $1,996,690)                                      2,004,397
                                                      ------------
MORTGAGE PASS-THROUGHS -- 81.8%
   Federal Home Loan Mortgage
     Corporation 15 Year(DOUBLE DAGGER)
     7.00%(DAGGER)              08/10-03/11    2,817     2,788,302
     7.50%                         08/15/11      500       502,656
     9.00%(DAGGER)                 06/01/21      873       916,182
   Federal Home Loan Mortgage
     Corporation
     7.00%(DAGGER)                 10/01/25      498       481,659
     7.50%(DAGGER)              11/25-01/26    1,985     1,964,690
   Federal Home Loan Mortgage
     Corporation 1 Year CMT ARM
     7.00%**(DAGGER)               04/01/22      279       283,678
   Federal National Mortgage
     Association 15 Year
     7.00%                      08/10-01/11      570       563,505
   Government National Mortgage
     Association 1 Year CMT ARM
     7.12%**(DAGGER)               04/20/23    1,900     1,940,046
   Government National Mortgage
     Association 15 Year
     7.00%                         09/01/11    1,000       992,500
   Government National Mortgage
     Association
     6.50%                      12/23-10/26    1,295     1,209,980
     7.50%                         12/15/25      976       964,320
     8.50%                      04/26-08/26    4,848     5,150,001
                                                      ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $17,755,419)                                    17,757,519
                                                      ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 5.0%
   Capstead Securities, Corp. IV,
     Series 92-1, Class F
     8.40%                         04/25/19      163       163,941
   Merrill Lynch Trust, Series 36,
     Class D
     9.85%                         11/01/18      885       917,911
                                                      ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $1,096,743)                                      1,081,852
                                                      ------------
ASSET BACKED SECURITIES -- 1.4%
   Small Business Administration
     Series 96-I
     7.70%                         09/01/16      300       305,250
   (Cost $300,000)                                    ------------

MUNICIPAL BONDS -- 2.5%
   Los Angeles County Taxable
     Pension Obligation
     8.62%                         06/30/06      500       550,000
   (Cost $524,332)                                    ------------


--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------

TOTAL INVESTMENTS IN SECURITIES -- 100%
  (Cost $21,673,184)                                  $ 21,699,018
                                                      ============
REVERSE REPURCHASE
  AGREEMENTS -- (39.9%)
  Aubrey  Lanston (Agreement dated
    09/30/96 to be  repurchased  at
    $311,550. Collateralized by
    $300,000 U.S. Treasury Notes,
    7.0% due 07/15/06. The value
    of the collateral is $311,550.)
    4.95%                          10/07/96  $   311      (311,293)
  Lehman Brothers (Agreement dated
    09/18/96 to be  repurchased at
    $4,306,962. Collateralized by
    $4,432,742  Federal Home Loan
    Mortgage  Corporation Notes,
    6.5% to 9.0% due  10/01/10  to
    07/01/26.  The  value of the
    collateral is $4,306,962.)
    5.55%                          10/10/96    4,301    (4,301,006)
  Lehman Brothers (Agreement dated
    09/11/96 to be repurchased at
    $284,148. Collateralized by
    $278,714  Federal Home Loan
    Mortgage  Corporation  Notes,
    7.0% due 04/01/22. The value
    of the collateral is $284,148.)
    5.50%                          10/10/96      283      (283,759)
  Lehman Brothers (Agreement dated
    09/24/96 to be  repurchased at
    $1,011,131. Collateralized by
    $992,358 Government National
    Mortgage  Association,  7.00%
    due 04/20/23. The value of the
    collateral is $1,011,131.)
    5.56%                          10/23/96    1,008    (1,007,711)
                                                      ------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $5,903,769)                                    $ 5,903,769
                                                      ============

----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                       $  101,974
    Gross unrealized depreciation                          (76,140)
                                                        ----------
                                                        $   25,834
                                                        ==========

**  Rates shown are the rates as of September 30, 1996.
 #  Total or partial securities on loan.
(DAGGER) Partial principal in the amount of $6,003,813 has been pledged as collateral for reverse repurchase agreements.
(DOUBLE DAGGER) Principal amount of securities pledged as collateral of
                $112,957 on 16 net short U.S. Treasury Notes and 3 short U.S. Treasury Bonds future contracts expiring December 1996. The value of such contracts on September 30, 1996 was $4,209,594, thereby resulting in an unrealized loss of $12,094.

                See accompanying notes to financial statements.

SEPTEMBER 30, 1996

STATEMENT OF ASSETS AND LIABILITIES                        COMPASS CAPITAL FUNDS
GOVERNMENT INCOME PORTFOLIO

ASSETS
   Investments at value (Cost $21,673,184) ...................       $21,699,018
   Cash ......................................................            63,530
   Interest receivable .......................................           171,025
   Principal receivable ......................................             5,337
   Investments sold receivable ...............................         1,441,548
   Capital shares sold receivable ............................            41,759
   Other assets ..............................................            86,896
                                                                     -----------
          TOTAL ASSETS .......................................        23,509,113
                                                                     -----------
LIABILITIES
   Investments purchased payable .............................         2,726,322
   Capital shares redeemed payable ...........................             6,812
   Distributions payable .....................................            74,054
   Accrued expenses payable ..................................            26,695
   Deferred dollar roll income ...............................             1,574
   Reverse repurchase agreements payable .....................         5,903,756
                                                                     -----------
          TOTAL LIABILITIES ..................................         8,739,213
                                                                     -----------
NET ASSETS (Applicable to 358,070
   Investor A shares, 1,090,531
   Investor B shares outstanding) ............................       $14,769,900
                                                                     ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($3,650,842 (DIVIDE) 358,070) .............................       $     10.20
                                                                     ===========
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.20 (DIVIDE) 0.955) ...................................       $     10.68
                                                                     ===========
NET ASSET VALUE,  OFFERING AND REDEMPTION
   PRICE (subject to a maximum  contingent
   deferred sales charge of 4.5%) PER INVESTOR B
   SHARE ($11,119,058 (DIVIDE) 1,090,531) ....................       $     10.20
                                                                     ===========

                See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO

--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 22.9%
   Federal Home Loan Bank Notes
     4.90%                         04/27/98  $ 8,000 $   7,820,000
   Small Business Administration,
     Series 96-20B, Class 1
     6.37%                         02/01/16    8,530    8,071,178
   Small Business Association,
     Series 96-10C
     7.35%                         08/01/06    8,700    8,656,500
   U.S. Treasury Bonds
     6.75%                         08/15/26    7,185    7,021,972
  U.S. Treasury Notes
    #6.37%                         05/15/99   25,665   25,751,234
    #6.00%                         08/15/99   21,570   21,422,675
     6.87%                         03/31/00    8,200    8,330,625
     6.37%                         03/31/01   58,000   57,854,414
    #6.50%                         08/31/01   39,950   39,996,738
     7.00%                         07/15/06    2,660    2,716,232
                                                     ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $187,550,465)                                 187,641,568
                                                     ------------
MORTGAGE PASS-THROUGHS -- 29.3%
   Federal Home Loan Mortgage
     Corporation
     6.50%                      01/26-06/26    3,392    3,193,063
     7.00%                      09/25-05/26   17,099   16,543,257
     7.50%                      02/23-12/26   78,789   78,000,653
     9.00%                      09/20-06/21    5,004    5,254,379
    10.00%                         11/15/98      108      117,174
   Federal Home Loan Mortgage
     Corporation, 1 Year CMT ARM
     7.00%**                       04/01/22    1,967    2,001,533
   Federal Home Loan Mortgage
     Corporation, 15 Year
     6.50%                         03/01/11      787      764,119
     7.50%                      01/10-10/20   83,796   83,597,184
   Federal National Mortgage
     Association
     6.50%                         08/01/25       43       40,387
     7.00%                         12/01/25    3,497    3,376,800
   Federal National Mortgage
     Association, 15 Year
     7.00%                      10/10-06/11    3,592    3,551,658
   Government National Mortgage
     Association
     6.50%                      10/23-01/24   17,718   16,571,803
     7.00%                      02/05-03/26   20,336   19,585,733
     8.50%                      07/01-09/01    1,010    1,040,245
     9.00%                      06/00-01/01    2,974    3,092,398
     9.50%                      06/00-12/02    3,028    3,226,998
                                                      -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $240,160,230)                                 239,957,384
                                                      -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 2.2%
   Capstead Securities, Corp. IV,
     Series 92-1, Class F
     8.40%                         04/25/19      484      486,111
   Community Program Loan Trust,
     Series 87, Class A4
     4.50%                         10/01/18   13,375   11,151,406
   Federal Home Loan Mortgage
     Corp., 1907 LP (PO)
     6.65%                         06/15/20    2,148    1,224,120


--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS(CONTINUED)
   Prudential Home Mortgage
     Securites, Series 93-52, Class A1,
     1 Year CMT ARM
     8.14%**                       11/25/23  $ 5,394  $ 5,478,760
                                                      -----------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $19,093,012)                                   18,340,397
                                                      -----------
ASSET BACKED SECURITIES -- 11.1%
   Associates Manufactured Housing
     Pass-Through, Series 96-1
     8.00%                         03/15/27    1,500    1,499,062
   Chemical Master Credit Card
     Trust 1 Series 1996-3
     7.09%                         02/15/09   12,805   12,756,981
   Chevy Chase Auto Receivables
     Trust, Series 96-1, Class A
     6.60%                         12/15/02    7,813    7,837,633
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                         05/15/26    3,950    3,680,906
   Discover Card Master Trust I,
     Series 96-4, Class A
     5.87%                         10/16/13   16,000   16,160,000
   Discover Card Master Trust,
     Series 96-3, Class A
     6.05%                         08/18/08    7,650    7,035,609
   Equicon Home Equity Loan Trust,
     Series 93-1,Class I (IO)
     10.74%                        02/18/13   22,277      696,163
   First Chicago Master Trust II
     6.25%                         08/15/99    9,592    9,580,010
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                         11/15/26    3,925    3,836,074
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                         04/15/27    2,500    2,440,625
   Green Tree Financial Corp.,
     Series 96-C
     7.75%                         06/15/21    4,450    4,504,234
   Green Tree Financial Corp.,
     Series 96-8
     7.95%                         01/01/05    3,000    3,004,687
   New York City Tax Lien Trust
     6.81%                         05/25/05    5,593    5,606,653
   Premier Auto Trust, Series 96-3,
     Class A4
     6.75%                         11/06/00    7,836    7,891,097
   Standard Credit Card Master Trust,
     Series 95-1, Class A
     8.25%                         01/07/07    4,040    4,301,337
                                                      -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $91,640,429)                                   90,831,071
                                                      -----------
CORPORATE BONDS -- 21.1%
FINANCE -- 8.6%
   Associates Corp., N.A.
     7.46%                         03/28/00    4,000    4,085,932
   Equitable Life Assurance Society
     7.70%                         12/01/15    3,500    3,392,347
   Finova Capital Corp.
     7.40%                         05/06/06    4,350    4,352,780
   Fleet Norstar Financial Group Inc.
     8.62%                         01/15/07    6,732    7,282,764

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS


--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Household International Corp.
     6.00%                         03/15/99  $ 5,000  $  4,931,250
   Ikon Capital Resources
     6.93%                         06/07/99    7,300     7,330,945
   Larwin Group - Participation in
     Asset Exchange
     8.00%                         12/01/99        2         1,770
   Liberty Mutual Co.(DOUBLE DAGGER)
     8.50%                         05/15/25    4,250     4,430,272
   Metropolitan Life Insurance Co.
     6.30%                         11/01/03    3,950     3,744,781
    7.00%                          11/01/05    2,500     2,421,821
   Morgan Stanley Group, Inc.
     7.50%                         09/01/99    5,000     5,106,250
   NationsBank Corp
     7.80%                         09/15/16    6,150     6,179,799
   New American Capital, Inc.
     6.91%                         04/12/00    5,200     5,239,000
   Paine Webber, Inc.
     6.31%                         07/22/99    5,000     4,919,063
   Prudential Insurance Co.
     7.65%                         07/01/07      600       594,750
   Salomon Brothers, Inc.
     7.50%                         02/01/03    4,000     3,987,282
   Salomon, Inc.
     8.90%                         02/15/00    2,500     2,629,000
                                                      ------------
                                                        70,629,806
                                                      ------------
INDUSTRIAL -- 7.5%
   Burlington Industries
     7.25%                         09/15/05    2,000     1,935,034
   Burlington Northern
     7.00%                         12/15/25    2,000     1,811,214
   Coastal Corp.
     9.75%                         08/01/03    2,000     2,250,160
     10.25%                        10/15/04    2,500     2,911,222
   General Motors Acceptance Corp.
     6.30%                         03/31/97    5,000     5,011,449
   General Motors Acceptance
     Corp. (PAT)
     6.37%                         09/30/98    7,600     7,585,113
   Georgia Pacific
     8.62%                         05/15/25    5,000     5,052,629
   ITT Corp.
     7.75%                         11/15/25    5,150     4,737,609
   News America Holdings, Inc.
     7.75%                         12/01/35    6,290     5,759,868
   Philip Morris
     7.65%                         07/01/08      870       868,578
   Ralston Purina Co.
     7.87%                         06/15/25    2,800     2,761,500
   RJR Nabisco, Inc.
     6.85%                         06/15/05    4,550     4,357,341
     7.05%                         07/15/07    1,950     1,869,562
     7.55%                         06/15/15    4,800     4,602,566
   Tele-Communications, Inc.
     8.25%                         01/15/03    1,900     1,915,220
   Tenneco Credit Corp.
     10.12%                        12/01/97    1,300     1,363,401
   Time Warner Entertainment
     7.25%                         09/01/08    6,600     6,238,504
                                                      ------------
                                                        61,030,970
                                                      ------------


--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
UTILITY -- 0.7%
   Idaho Power Co.
     8.75%                         03/15/27  $ 2,250  $  2,376,652
   Mobile Energy Services Co.
     8.66%                         01/01/17    2,100     2,126,364
   Pennsylvania Power & Light Co.
     9.37%                         07/01/21    1,000     1,083,750
                                                      ------------
                                                         5,586,766
                                                      ------------
YANKEE -- 4.3%
   ABN AMRO Bank - Global
     7.55%                         06/28/06    1,000    1,017,815
   Fairfax Financial
     8.30%                         04/15/26    4,400     4,416,659
   London Life Insurance Co.
     6.87%                         09/15/05    3,000     2,892,528
   Ontario Hydroelectric
     7.75%                         12/05/97    2,000     2,029,071
  #Reliance Industries
     9.37%                         06/24/26    2,470     2,602,313
   Republic of Columbia
     7.25%                         02/15/03    2,675     2,513,754
     7.25%                         02/23/04    3,000     2,774,990
   Quebec Province, Series NN
     7.12%                         02/09/24    8,950     8,169,677
   Siam Commercial Bank
     7.50%                         03/15/06    6,300     6,130,290
   Tenaga Nasional
     7.50%                         01/15/36    2,250     2,030,951
   Thai Farmers Bank PLC
     8.25%                         08/21/16    1,000       975,872
                                                      ------------
                                                        35,553,920
                                                      ------------
TOTAL CORPORATE BONDS
  (Cost $173,503,681)                                  172,801,462
                                                      ------------
MUNICIPAL BONDS -- 1.8%
   Los Angeles County Taxable
     Pension Obligation
     8.30%                         06/30/0     2,000     2,130,000
     8.62%                         06/30/06    8,300     9,130,000
     6.97%                         06/30/08    3,855     3,739,350
                                                      ------------
TOTAL MUNICIPAL BONDS
  (Cost $14,649,272)                                    14,999,350
                                                      ------------
COMMERCIAL MORTGAGE-
  BACKED SECURITIES -- 1.2%
   CS First Boston, Series 95, Class C
     7.45%                         11/25/27    2,000     1,959,687
   Merrill Lynch Mortgage Investors,
     Inc., Series 95-C, Class D
     7.98%                         05/25/15    2,200     2,191,866
   Merrill Lynch Mortgage Investors,
     Inc., Series 96-C1, Class A2
     7.24%                         04/25/28    4,713     4,713,000
   Morgan Stanley, Series 95,
     Class D
     8.25%                         08/15/27    1,000     1,004,859
                                                      ------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $9,887,631)                                      9,869,412
                                                      ------------

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                                               PAR
                                   MATURITY   (000)      VALUE
                                   --------  -------  ------------
SHORT TERM INVESTMENTS -- 10.4%
   Federal Home Loan Bank
     Discount Notes
     5.15%                         10/01/96   59,710  $ 59,710,000
     5.70%                         10/01/96   18,730    18,730,000
   Ford Motor Co.
     8.00%                         10/01/96    7,000     7,000,000
   Smith Barney Money Market Fund                 22        21,810
                                                      ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $85,461,810)                                    85,461,810
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $821,946,530)                                 $819,902,454
                                                      ============


----------------
* Cost for Federal income tax purposes at September 30, 1996 was $822,126,282. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                     $  3,255,670
    Gross unrealized depreciation                       (5,479,498)
                                                      ------------
                                                      $ (2,223,828)
                                                      ============

**  Rates shown are the rates as of September 30, 1996.
 #  Total or partial securities on loan.
(DOUBLE DAGGER) Principal amount of securities pledged as collateral of
                $2,665,668 on 147 short U.S. Treasury Notes and 160 long U.S. Treasury Bonds future contracts expiring December 1996. The value of such contracts on September 30, 1996 was $38,074,500, thereby resulting in an unrealized loss of $113,781. Outstanding at September 30, 1996 are 160 30-year U.S. Treasury Bond future call options written expiring in November 1996 with a value of $40,000 and an exercise price of $114.

                 See accompanying notes to financial statements.

SEPTEMBER 30, 1996

STATEMENT OF ASSETS AND LIABILITIES                        COMPASS CAPITAL FUNDS

MANAGED INCOME PORTFOLIO

ASSETS
   Investments at value (Cost $821,946,530) ..................      $819,902,454
   Interest receivable .......................................         7,279,737
   Investments sold receivable ...............................        40,621,270
   Capital shares sold receivable ............................           289,810
   Futures margin receivable .................................            22,894
   Other assets ..............................................            21,240
                                                                    ------------
          TOTAL ASSETS .......................................       868,137,405
                                                                    ------------
LIABILITIES
   Investments purchased payable .............................       121,704,752
   Capital shares redeemed payable ...........................           884,582
   Distributions payable .....................................         4,047,873
   Accrued expenses payable ..................................           371,390
   Deferred dollar roll income ...............................            79,202
   Call options written (Premiums received $181,500) .........            40,000
                                                                    ------------
          TOTAL LIABILITIES ..................................       127,127,799
                                                                    ------------
NET ASSETS  (Applicable to 55,992,639  Institutional
   shares,  16,366,403 Service shares and 1,109,756
   Investor A shares outstanding) ............................      $741,009,606
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER INSTITUTIONAL SHARE
   ($564,743,845 (DIVIDE) 55,992,639) ........................      $      10.09
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SERVICE SHARE
   ($165,072,689 (DIVIDE) 16,366,403) ........................      $      10.09
                                                                    ============
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE
   ($11,193,072 (DIVIDE) 1,109,756) ..........................      $      10.09
                                                                    ============
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.09 (DIVIDE) 0.955) ...................................      $      10.57
                                                                    ============

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

INTERNATIONAL BOND PORTFOLIO

--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
FOREIGN BONDS -- 97.9%
CANADA -- 6.2%
   Government of Canada
     8.75%                         12/01/05      1,900  $  1,556,588
   Province of Ontario Global Bond
     7.50%                         01/19/06      1,000       749,119
                                                        ------------
                                                         2,305,707
                                                        ------------
DENMARK -- 9.9%
   Kingdom of Denmark
     7.00%                         12/15/04      5,400       941,590
     8.00%                         03/15/06     15,000     2,741,468
                                                        ------------
                                                           3,683,058
                                                        ------------
GERMANY -- 20.7%
   Bayerische Hypotheken Bank
     6.00%                         09/13/00      2,000     1,364,643
   Federal Rebublic of Germany
     7.25%                         10/21/02      2,100     1,500,609
   DEPFA - Bank
     5.00%                         02/22/01      1,800     1,181,526
   Federal National Mortgage
     Association Global Bond
     6.00%                         08/23/00      1,500     1,023,483
   Norddeutsche Landesbank
     Finance
     6.00%                         01/05/04      2,500     1,636,915
   Westdeutsche Landbank
     6.25%                         09/15/03      1,500     1,005,543
                                                        ------------
                                                           7,712,719
                                                        ------------
ITALY -- 14.0%
   European Bank Reconstruction
     & Development
     9.75%                         07/28/00  2,500,000     1,749,938
   European Investment Bank
     12.75%                        02/15/00  2,300,000     1,732,372
   Bayerische Vereinsbank
     9.65%                         08/04/00  2,500,000     1,744,329
                                                        ------------
                                                           5,226,639
                                                        ------------
JAPAN -- 19.4%
   Asian Development Bank
     3.12%                         06/29/05    160,000     1,465,712
   Austria Republic
     6.25%                         10/16/03    135,000     1,493,109
   Interamerican Development Bank
     6.00%                         10/30/01    135,000     1,435,623
   Japan Development Bank
     6.50%                         09/20/01    145,000     1,572,837
   KFW International Finance, Inc.
     6.00%                         11/29/99     50,000       510,421
   World Bank Global Bond
     4.50%                         03/20/03     75,000       755,127
                                                        ------------
                                                           7,232,829
                                                        ------------
SPAIN -- 4.4%
   Government of Spain
     8.40%                         04/30/01    200,000     1,613,582
                                                        ------------
SWEDEN -- 8.1%
   Sweden Government Bond
     10.25%                        05/05/00      8,700     1,472,770
     13.00%                        06/15/01      8,200     1,544,493
                                                        ------------
                                                           3,017,263
                                                        ------------


--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
UNITED KINGDOM -- 15.2%
   Abbey National Treasury PLC
     8.00%                         04/02/03    $   200   $   317,695
     8.00%                         04/02/03        600       953,085
   Halifax Building Society PLC
     6.50%                         02/16/04      1,250     1,817,020
   National Power PLC
     10.62%                        03/26/01        500       871,509
   Treasury Bond
     7.50%                         12/07/06      1,100     1,701,057
                                                        ------------
                                                           5,660,366
                                                        ------------
TOTAL FOREIGN BONDS
  (Cost $36,082,384)                                      36,452,163
                                                        ------------
FOREIGN TIME DEPOSITS -- 2.1%
   Denmark Time Deposit
     3.50%                         10/02/96      4,619       788,280
  (Cost $794,653)                                       ------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $36,877,037)                                     $37,240,443
                                                        ============


----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                        $1,144,937
    Gross unrealized depreciation                          (781,531)
                                                         ----------
                                                         $  363,406
                                                         ==========

**  In local currency.

                 See accompanying notes to financial statements.

SEPTEMBER 30, 1996

STATEMENT OF ASSETS AND LIABILITIES                        COMPASS CAPITAL FUNDS
INTERNATIONAL BOND PORTFOLIO

ASSETS
   Investments at value (Cost $36,877,037) ...................       $37,240,443
   Cash denominated in foreign currencies
     (Cost $188,286) .........................................           186,143
   Cash ......................................................           648,394
   Interest receivable .......................................         1,152,214
   Investments sold receivable ...............................         1,501,574
   Capital shares sold receivable ............................            16,746
   Net unrealized appreciation on
     forward foreign currency contracts ......................           251,642
   Prepaid expenses ..........................................            13,992
                                                                     -----------
          TOTAL ASSETS .......................................        41,011,148
                                                                     -----------
LIABILITIES
   Investments purchased payable .............................         1,681,071
   Capital shares redeemed payable ...........................               112
   Accrued expenses payable ..................................            26,871
   Net unrealized depreciation on
     forward foreign currency contracts ......................           102,202
   Distributions payable .....................................           151,702
                                                                     -----------
          TOTAL LIABILITIES ..................................         1,961,958
                                                                     -----------
NET ASSETS (Applicable to 2,637,770 Institutional
   shares, 669,324 Service shares, 15,017
   Investor A shares, 11,579 Investor B shares,
   and 1,643 Investor C shares outstanding) ..................       $39,049,190
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER INSTITUTIONAL SHARE
   ($30,882,307 (DIVIDE) 2,637,770) ..........................       $     11.71
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SERVICE SHARE
   ($7,836,269 (DIVIDE) 669,324) .............................       $     11.71
                                                                     ===========
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE
   ($175,812 (DIVIDE) 15,017) ................................       $     11.71
                                                                     ===========
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.71 (DIVIDE) 0.950) ...................................       $     12.33
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($135,562 (DIVIDE) 11,579) ...........       $     11.71
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($19,240 (DIVIDE) 1,643) .............       $     11.71
                                                                     ===========

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

TAX-FREE INCOMEPORTFOLIO

--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
MUNICIPAL BONDS -- 99.9%
ALABAMA -- 1.1%
   Courtland Ind. Dev. Bd.
     (Champion Int. Corp.)
     Series 1992A
     7.20%                         12/01/13     $  500  $    541,875
                                                        ------------
ARIZONA -- 0.4%
   Phoenix G.O., Series 1992
     6.37%                         07/01/13        200       211,500
                                                        ------------
COLORADO -- 8.1%
   Arapahoe Cnty. Cap. Imp. Rev.
     Hgwy. Trust Fund Series 1986
     7.16%                         08/31/04        900       546,750
   Arapahoe Cnty. Cap. Imp. Rev.
     Hgwy. Trust Fund
     Series 1986E-470
     7.00%                         08/31/26      1,500     1,606,410
   Denver City & Cnty. Aprt. Rev.
     Series 1991D
     7.00%                         11/15/25      1,000     1,036,250
   Denver City & Cnty. Aprt. Rev.
     Series 1992
     6.75%                         11/15/13        500       520,625
   Jefferson Cnty. Sch. Dist. G.O.,
     Series 1992
     6.00%                         12/15/12        300       310,500
                                                        ------------
                                                           4,020,535
                                                        ------------
CONNECTICUT -- 4.1%
   Mashantucket West Pequot Tribe
     Spl Rev. Series 1996A-144a
     6.40%                         09/01/11      2,000     2,020,000
                                                        ------------
FLORIDA -- 3.3%
   Dade County Spec. Oblig.
     (Ref. Bonds) Series 1996B
     6.25%                         10/01/14      2,000       690,000
   Florida Dep. of Trans. G.O.,
     Series 1991
     6.25%                         07/01/07        400       422,500
   Palm Beach Cnty. Sld. Wst.
     Auth. Rev. Series 1984A
     8.62%                         07/01/04        500       529,155
                                                        ------------
                                                           1,641,655
                                                        ------------
GEORGIA -- 2.4%
   Georgia G.O., Series 1992B
     6.30%                         03/01/10        310       338,675
   Georgia Mun. Elec. Auth. Rev.
     Series 1992B
     6.12%                         01/01/14        400       412,500
   Gwinnett Cnty. G.O., Series 1992
     6.00%                         01/01/10        400       417,500
                                                        ------------
                                                           1,168,675
                                                        ------------
HAWAII -- 4.8%
   Hawaii Harbor Rev.(Ref. Bonds)
     Series 1994
     6.20%                         07/01/08      1,785     1,872,019
   Hawaii Hgwy. Rev. (Ref. Bonds)
     Series 1996
     5.25%                         07/01/16        500       476,360
                                                        ------------
                                                           2,348,379
                                                        ------------


--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
ILLINOIS -- 2.3%
   Illinois Ed. Fac. Auth. Rev. Shedd
     Aquar. Soc. Series 1987A
     8.62%                         07/01/17    $   560  $    584,909
   Winnebago & Boone Cnty. G.O.,
     (Sch. Dist. No. 205)
     Series 1992C
     5.90%                         02/01/05        500       529,375
                                                        ------------
                                                           1,114,284
                                                        ------------
INDIANA -- 2.2%
   Indianapolis Int. Apt. Auth.
     (Federal Express Corp. Prj.)
     Series 1994
     7.10%                         01/15/17      1,000     1,061,250
                                                        ------------
KANSAS -- 1.7%
   Johnson Cnty. G.O., Internal
     Insp. Series 1992A
     6.00%                         09/01/07        400       420,000
   Kansas Dept. of Trans.
     Series 1994A
     6.00%                         09/01/12        400       411,000
                                                        ------------
                                                             831,000
                                                        ------------
KENTUCKY -- 2.2%
   Jefferson Cnty. Cap. Proj. Corp.
     ( Lease Rev.) Series 1993A
     5.65%                         08/15/03        300       312,750
   Kentucky Econ. Dev. Fin. Auth.
     Hlth. Fac. Rev. (Scottsville
     Med. Ctr.) Series 1994A
     9.00%                         11/01/24        725       754,906
                                                        ------------
                                                           1,067,656
                                                        ------------
MARYLAND -- 3.3%
   Baltimore Port Fac. Rev.
     (E.I. du Pont Co.) Series 1984A
     6.50%                         10/01/11        100       108,000
   Maryland Energy Fin. Admin.
     Sld. Wst. Disp. Rev. (Rsc. Rec.
     Imps.) Series 1996
     6.45%                         12/01/16      1,500     1,539,375
                                                        ------------
                                                           1,647,375
                                                        ------------
MICHIGAN -- 8.8%
   Dickinson Cnty. Econ. Dev.
     Corp. Pol. Ctrl. Rev.
     (Champion Int. Corp. )
     Series 1993
     5.85%                         10/01/18      2,400     2,310,000
   Michigan St. Trunk Line Rev.
     Series 1992B
     5.50%                         10/01/21      1,000       952,500
   Wyandotte Elec. Rev.
     (Ref. Bonds) Series 1992
     6.25%                         10/01/17      1,000     1,056,250
                                                        ------------
                                                           4,318,750
                                                        ------------
MINNESOTA -- 1.4%
   Southern Minnesota Mun. Pwr.
     Agcy. Pwr. Sply. Sys. Rev.
     Series 1986C
     5.00%                         01/01/17        750       687,188
                                                        ------------

                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 3.9%
   Lake of the Ozarks Cnty. Rev.
     (Mo. Bdg. Sys.) Series 1996
     6.25%                         12/01/16    $ 2,000  $  1,915,000
                                                        ------------
NEW JERSEY -- 4.2%
   Elizabethtown Econ. Dev. Auth.
     (Ref. Bonds) Series 1991B
     6.60%                         08/01/21      2,000     2,080,420
                                                        ------------
NEW YORK -- 11.1%
   New York City G.O., Series 1995A
     6.00%                         08/01/05      1,000     1,011,250
   New York City G.O., Series 1996A
     6.00%                         08/01/05      1,000     1,011,250
   New York City G.O., Series 1996B
     5.50%                         08/15/05        500       488,125
   New York City Mun. Wtr. Fin.
     Auth. Wtr. and Swr. Sys. Rev.
     Series 1994G
     3.75%**                       10/01/96        900       900,000
   New York St. Hsg. Fin. Agcy.
     Rev. (Ref. Bonds) Series 1996A
     6.37%                         11/01/04      2,000     2,082,500
                                                        ------------
                                                           5,493,125
                                                        ------------
NORTH CAROLINA -- 8.6%
   North Carolina Eastern Mun.
     Pwr. Sys. Rev. (Ref. Bonds)
     Series 1987A
     7.25%                         01/01/21        500       511,930
   North Carolina Eastern Mun.
     Pwr. Sys. Rev. (Ref. Bonds)
     Series 1993B
     6.00%                         01/01/22      2,000     1,975,000
   North Carolina Mun. Pwr. Agcy.
     Rev. (Catawba Elec. Prj.)
     Series 1988
     7.50%                         01/01/17      1,350     1,415,812
   North Carolina Mun. Pwr. Agcy.
     Rev. (Catawba Elec. Prj.)
     Series 1992A
     6.00%                         01/01/10        300       315,375
                                                        ------------
                                                           4,218,117
                                                        ------------
OHIO -- 1.1%
   Columbus Refuse Coal Fired
     Plant 5-E-L Series 1991
     6.62%                         09/15/01        190       207,575
   Ohio Wtr. Dev. Auth. Rev. Clean
     Wtr. Series 1992
     5.65%                         12/01/05        300       315,000
                                                        ------------
                                                             522,575
                                                        ------------
OREGON -- 0.6%
   Portland Swr. Sys. Rev.
     Series 1992A
     6.00%                         10/01/12       300        310,875
                                                        ------------
PENNSYLVANIA -- 1.0%
   Wayne Highlands Sch. Dist.
     G.O., Series 1994
     6.00%                         04/01/12       500        506,250
                                                        ------------


--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
SOUTH CAROLINA -- 3.9%
   Piedmont Mun. Pwr Agcy. Elec.
     Rev. Series 1996
     6.55%                         01/01/16    $ 1,000  $  1,005,000
   Piedmont Mun. Pwr. Agcy. Elec.
     Rev. Series 1985B
     6.25%                         01/01/18        500       518,125
   South Carolina Pub. Ser. Auth.
     Rev. (Santee Cooper Prj.)
     Series 1991D
     6.50%                         07/01/14        100       106,250
   Spartanburg Wtr. Sys. Imp. Rev.
     Series 1992
     6.20%                         06/01/09        300       313,875
                                                        ------------
                                                           1,943,250
                                                        ------------
SOUTH DAKOTA -- 1.1%
   South Dakota Lease Rev. Tran.
     Cert. Series 1993A
     6.37%                         09/01/05        500       536,250
                                                        ------------
TENNESSEE -- 2.6%
   Maury Cnty. Ind. Dev. Pol. Ctrl.
     Rev. (Saturn Corp. Prj.)
     Series 1994
     6.50%                         09/01/24      1,250     1,303,125
                                                        ------------
TEXAS -- 8.7%
   Matagorda Cnty. Nav. Dist. #1
     (Ref. Bonds) Series 1989B
     7.70%                         02/01/19        700       737,625
   San Antonio Elec. & Gas Rev.
     (Ref. Bonds) Series 1991B
     5.00%                         02/01/16      1,000       918,750
   Texas Wtr. Dev. Bd. Rev.
     Series 1996A
     5.25%                         07/15/17      2,175     2,058,094
   University of Texas (Univ. Rev.)
     Series 1991A
     7.00%                         08/15/07        500       554,925
                                                        ------------
                                                           4,269,394
                                                        ------------
UTAH -- 0.2%
   Salt Lake City Hos. Rev.
     Series 1988A
     8.12%                         05/15/15        100       118,875
                                                        ------------
VERMONT -- 2.2%
   Vermont G.O., (Pub. & Sch. Imp.)
     Series 1990A
     6.75%                         02/01/08      1,000     1,083,750
                                                        ------------
VIRGINIA -- 1.9%
   Hampton G.O., Series 1995
     6.00%                         01/15/08        400       420,500
   Virginia Hsg. Dev. Auth. Rev.
     (Commonwealth Mtg.)
     Series 1995A-1
     6.70%                         07/01/05        500       523,750
                                                        ------------
                                                             944,250
                                                        ------------
WASHINGTON -- 2.2%
   Washington Health Care
     Facilities Authority Sisters of
     Providence Series 1985B
     3.75%**                       10/15/96      1,100     1,100,000
                                                        ------------

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

TAX-FREE INCOMEPORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN -- 0.5%
   Milwaukee Met. Swr. Dist. G.O.,
     Series 1992A
     6.12%                         10/01/03    $   250  $    269,687
                                                        ------------
TOTAL MUNICIPAL BONDS
  (Cost $48,274,001)                                      49,295,065
                                                        ------------
SHORT TERM INVESTMENTS -- 0.1%
   Smith Barney Tax-Free Money
     Market Fund
   (Cost $30,890)                                   31        30,890
                                                        ------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $48,304,891*)                                   $ 49,325,955
                                                        ============


----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                        $1,040,889
    Gross unrealized depreciation                           (19,825)
                                                         ----------
                                                         $1,021,064
                                                         ==========

** Rates shown are the rates as of September 30, 1996 and the maturities shown are the longer of readjustment date or the date the principal amount can be recovered through demand.

                See accompanying notes to financial statements.

SEPTEMBER 30, 1996

STATEMENT OF ASSETS AND LIABILITIES                        COMPASS CAPITAL FUNDS

TAX-FREE INCOME PORTFOLIO

ASSETS
   Investments at value (Cost $48,304,891) .....................     $49,325,955
   Interest receivable .........................................         765,295
   Investments sold receivable .................................       4,014,392
   Capital shares sold receivable ..............................          18,096
   Other assets ................................................          25,924
                                                                     -----------
          TOTAL ASSETS .........................................      54,149,662
                                                                     -----------
LIABILITIES
   Investments purchased payable ...............................       4,444,193
   Capital shares redeemed payable .............................          42,661
   Accrued expenses payable ....................................          60,714
   Distributions payable .......................................         207,927
                                                                     -----------
          TOTAL LIABILITIES ....................................       4,755,495
                                                                     -----------
NET ASSETS (Applicable to 770,581 Institutional
   shares, 3,337,028 Service shares, 449,699
   Investor A shares and 931 Investor B
   shares outstanding) .........................................     $49,394,167
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($8,350,396 (DIVIDE) 770,581) .......     $     10.84
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($36,160,776 (DIVIDE) 3,337,028) ..........     $     10.84
                                                                     ===========
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($4,872,905 (DIVIDE) 449,699) ..........     $     10.84
                                                                     ===========
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.84 (DIVIDE) 0.960) .....................................     $     11.29
                                                                     ===========
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($10,090 (DIVIDE) 931) .................     $     10.84
                                                                     ===========

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

STATEMENT OF NET ASSETS

PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
MUNICIPAL BONDS -- 102.0%
PENNSYLVANIA -- 98.1%
   Allegheny Cnty. G.O. Bonds
     Ser. 91C-38
     6.20%                         09/01/01    $   250  $    267,188
   Allegheny Cnty. Hosp. Dev. Auth.
     Rev. Bonds (Children's Hosp.
     Prj.) Ser. 90A
     7.00%                         07/01/06        500       530,000
   Allegheny Cnty. Hosp. Dev. Auth.
     Rev. Bonds (Mercy Hosp.
     Prj.) Ser. 86
     7.37%                         04/01/15        750       765,000
   Allegheny Cnty. Res. Fin. Auth.
     Mtg. Rev. Bonds (Single
     Family Mtg. Prj.) Ser. 94Y
     6.25%                         05/01/17        385       392,219
   Beaver Cnty G.O. Bond
     Series 1996A
     5.80%                         10/01/17      3,500     3,508,750
   Cambria Cnty. Unltd. Tax G.O.
     Bonds Ser. 91
     8.25%                         06/01/00        500       538,750
   Cambria Twp. Wtr. Auth. Ind. Rev.
     Bond Ser. 93A
     6.00%                         12/01/12      1,000     1,037,500
   Central Bucks Sch. Dist. Unltd.
     Tax G.O. Bonds Ser. 94A
     6.70%                         11/15/09        500       554,375
   Chester Cnty. Unltd. Tax G.O.
     Bonds Ser. 91
     6.70%                         12/15/04        385       416,763
   Crawford Central Sch. Dist.
     Unltd. Tax G.O. Bonds Ser. 95
     5.75%                         02/15/11      1,585     1,606,795
   Dauphin Cnty. Gen. Auth. Rev.
     Bonds (A-F Sch. Dist. Pooled
     Fin. Prog.) Ser. 86
     5.30%                         06/01/05        535       535,000
     5.40%                         06/01/06        565       564,955
     5.50%                         06/01/07        550       545,875
     6.85%                         06/01/09        800       850,000
   Deer Lakes Sch. Dist. Unltd.
     Tax G.O. Bonds Ser. 95
     6.35%                         01/15/14      1,000     1,045,000
     6.45%                         01/15/19      1,300     1,358,500
   Delaware Cnty. Auth. Hlth. Care
     Rev. Bonds (Mercy Hlth.
     Corp.) Ser. 93B
     6.00%                         11/15/07      1,000       988,750
   Delaware Cnty. Mem. Hosp.
     Auth. Rev. Bonds Ser. 95
     5.50%                         08/15/19      3,000     2,891,250
   Erie Cnty. Prison Auth. Lease
     Rev. Bonds Ser. 91
     6.25%                         11/01/01        500       535,625
   Geisinger Auth. Hlth. Sys. Rev.
     Bonds Ser. 92B
     4.00%                         07/01/22        300       300,000
   Harrisburg Auth. Lease Rev.
     Bonds Ser. 91
     6.50%                         06/01/04        500       535,625
   Indiana Cnty. Hosp. Auth. Rev.
     Bonds Ser. 92A
     7.12%                         07/01/23      1,500     1,578,750


--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
PENNSYLVANIA (CONTINUED)
   Lancaster Cnty. Hosp. Auth. Rev.
     Bonds (Hlth. Center-Masonic
     Homes Prj.) Ser. 94
     5.30%                         11/15/08    $  500   $   488,125
   Lebanon Cnty. Hosp. Auth. Rev.
     Bonds (Good Samaritan
     Hosp. Prj.) Ser. 93
     5.55%                         11/15/04       355       353,670
   Ligonier Valley Sch. Dist. Unltd.
     Tax G.O. Bonds Ser. 94
     5.65%                         03/01/14     2,000     2,002,500
   Montgomery Cnty. Hghr. Ed. &
     Hlth. Auth. Rev. Bonds
     (Beaver Coll.) Ser. 96
     5.75%                         04/01/12     1,690     1,675,214
   Montgomery Cnty. Hghr. Ed. &
     Hlth. Auth. Rev. Bonds
     (Frankford Hosp. Prj.) Ser. 86
     7.87%                         01/01/19       500       514,876
   Moon Twp. Wtr. & Swr. Auth.
     Rev. Bonds Ser. 94
     6.70%                         12/01/19     1,000     1,067,500
   New Garden Twp. Swr. Auth.
     Rev. Bonds Ser. 91
     7.00%                         03/01/15       420       455,700
   Northampton Cnty. Hghr. Ed.
     Auth. Rev. Bonds (Moravian
     Coll.) Ser. 94
     6.10%                         07/01/12     1,950     2,001,188
   Northampton Cnty. Ind. Dev.
     Auth. Polltn. Ctrl. Rev. Bonds
     (Metropolitan Edison Co. Prj.)
     Ser. 95A
     6.10%                         07/15/21     1,000     1,026,250
   Northumberland Cnty. Auth.
     Comwlth. Lease Rev. Bonds
     Ser. 91
     6.25%                         10/15/09     2,500     2,678,125
   Northumberland Cnty. Auth. Gtd.
     Lease Rev. Bonds Ser. 92
     6.50%                         08/15/07       500       545,625
   Parkland Sch. Dist. Rev. Bonds
     Ser. 96
     5.75%                         09/01/14     2,910     2,928,188
   Pennsbury Sch. Dist. Unltd. Tax
     G.O. Bonds Ser. 94
     6.65%                         08/15/09       685       762,062
   Pennsylvania Cert. Part. Bond
     Ser. 93A
     5.25%                         07/01/11     3,290     3,154,287
   Pennsylvania Comwlth. Tpke.
     Rev. Bonds Ser. 91L
     6.50%                         06/01/04       445       480,045
   Pennsylvania Convention Ctr.
     Rev. Bond Ser. 94A
     5.55%                         09/01/09     1,000     1,088,750
   Pennsylvania Fin. Auth. Rev.
     Bonds (Mun. Cap. Imp. Prj.)
     Ser. 93
     6.60%                         11/01/09     3,260     3,459,675
   Pennsylvania Hghr. Ed. Fac.
     Auth. Rev. Bonds (Duquesne
     Univ.) Ser. 91C
     6.75%                         04/01/20     1,000     1,065,000

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS


--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
PENNSYLVANIA (CONTINUED)
   Pennsylvania Hghr. Ed. Fac.
     Auth. Rev. Bonds (Philadelphia
     Coll. of Textiles & Science)
     Ser. 93
     4.95%                         02/01/02    $  255   $   248,944
     5.15%                         02/01/04     1,230     1,188,488
   Pennsylvania Hsg. Fin. Agcy.
     Rev. Bonds Ser. 92
     6.40%                         07/01/12       500       513,126
   Pennsylvania Hsg. Fin. Agy. Rev.
     Bond (Single Family Mtg.)
     Series 1994-39B
     6.87%                         10/01/24     1,500     1,575,000
   Pennsylvania Ifra. Auth. Rev.
     Bonds (Pennvest Pool Prog.)
     Ser. 94
     6.00%                         09/01/06     1,930     2,062,687
   Pennsylvania Ifra. Invest. Auth.
     Rev. Bonds (Pennvest Prj.)
     Ser. 90B
     6.80%                         09/01/10     2,000     2,197,500
   Pennsylvania Intrgov. Coop.
     Auth. Spec. Tax Rev. Bonds
     (City of Philadelphia Fdg. Prog.)
     Ser. 93
     5.75%                         06/15/15     1,000       978,750
   Pennsylvania Intrgov. Coop.
     Auth. Spec. Tax Rev. Bonds
     (City of Philadelphia Fdg. Prog.)
     Ser. 94
     7.00%                         06/15/04       500       565,000
   Pennsylvania Intrgov. Coop.
     Auth. Spl. Tax Rev. Bonds
     (City of Philadelphia Fdg. Prog.)
     Ser. 92
     6.00%                         06/15/02     1,400     1,485,750
   Pennsylvania St. Hghr. Ed. Fac.
     Rev. Bonds (Drexel Univ.) Ser. 90
     7.25%                         05/01/10       500       543,750
   Pennsylvania St. Hghr. Ed. Fac.
     Rev. Bonds (Susquehanna Univ.)
     Ser. 90
     6.90%                         03/01/02       750       781,875
   Pennsylvania St. Pub. Sch. Bldg.
     Auth. Rev. Bonds (Mid Valley
     Sch. Dist. Prj.) Ser. 92D
     6.25%                         01/01/07       500       533,125
   Pennsylvania St. Tpke. Comnwlth.
     Oil Franchise Tax Rev. Bonds
     Ser. 94A
     5.87%                         12/01/08       500       518,125
   Pennsylvania St. Tpke. Comnwlth.
     Tpke. Rev. Bonds Ser. 92P
     6.00%                         12/01/09       500       517,500
   Pennsylvania St. Unltd. Tax G.O.
     Bonds Ser. 93A
     5.00%                         07/01/15     3,000     2,730,000
   Pennsylvania Unltd. Tax G.O.
     Bonds Ser. 94A
     6.50%                         11/01/05       250       269,062
   Philadelphia Auth. for Ind. Dev.
     Rev. Bonds (Nat. Bd. of Med.
     Examiners Prj.) Ser. 92
     6.75%                         05/01/12       500       536,250
   Philadelphia G.O. Bonds Ser. 94B
     5.90%                         11/15/09     2,600     2,687,750


--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
PENNSYLVANIA (CONTINUED)
   Philadelphia Gas Works Asset
     Gtd. Rev. Bonds Ser. 94
     5.25%                         08/01/15    $1,500   $ 1,380,000
   Philadelphia Hosp. & Hghr. Ed.
     Fac. Auth. Rev. Bonds
     (Friends' Hosp.) Ser. 93
     5.95%                         05/01/04       500       499,375
     6.20%                         05/01/11       500       473,125
   Philadelphia Mun. Auth. Rev.
     Bonds Ser. 93A
     5.62%                         11/15/14     2,000     1,975,000
   Philadelphia Sch. Dist. Unltd.
     Tax G.O. Bonds Ser. 91A
     6.70%                         07/01/99       250       264,688
   Philadelphia Wtr. & Waste Wtr.
     Rev. Bonds Ser. 93
     5.50%                         06/15/07     1,250     1,279,687
   Philadelphia Wtr. & Waste Wtr.
     Rev. Bonds Ser. 95
     6.75%                         08/01/03       500       555,625
     6.25%                         08/01/11       750       810,000
   Pittsburgh G.O. Bonds Ser. 92D
     6.12%                         09/01/17       500       521,875
   Ringgold Sch. Dist. Rev. Bonds
     Ser. 95
     6.20%                         02/01/19       500       521,875
   Schuylkill Redev. Auth. Comnwlth.
     Lease Rev. Bonds Ser. 91A
     7.12%                         06/01/13     1,250     1,385,938
   Southeastern Pennsylvania
     Trans. Auth. Spec. Rev. Bonds
     Ser. 95A
     5.87%                         03/01/09     1,230     1,273,050
     5.90%                         03/01/20     2,075     2,069,812
   West Chester Area Sch. Dist.
     G.O. Bonds Ser. 95
     6.20%                         09/01/14     1,000     1,063,750
   West Mifflin Sanitation Swr.
     Mun. Auth. Rev. Bonds Ser. 96
     5.80%                         08/01/26     1,025     1,014,750
   Westmoreland Cnty. Ind. Dev.
     Auth. Rev. Bonds
     (Westmoreland Hlth. Sys.
     Prj.) Ser 93A
     6.00%                         07/01/11       200       206,000
                                                        -----------
                                                         82,320,682
                                                        -----------
NEW YORK -- 2.7%
   New York City Mun. Wtr. Fin.
     Auth. Wtr. & Swr. System
     Rev. Bonds Ser. 94G
     3.75%                         06/15/24     2,250     2,250,000
                                                        -----------
PUERTO RICO -- 1.0%
   Puerto Rico Elec. Pwr. Auth.
     Rev. Bonds Ser. 91P
     6.75%                         07/01/03       250       272,500
   Puerto Rico Pub. Bldg. Auth.
     Rev. Bonds Ser. 92J
     6.50%                         07/01/03       500       543,125
                                                        -----------
                                                            815,625
                                                        -----------

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

STATEMENT OF NET ASSETS

PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
VIRGINIA -- 0.2%
   Peninsula Ports Auth. Port Fac.
     Rev. Bonds (Shell Coal &
     Terminal Co. Prj.) Ser. 87
     3.75%**                       10/01/96    $  200   $   200,000
                                                        -----------
TOTAL MUNICIPAL BONDS
  (Cost $83,909,947)                                     85,586,307
                                                        -----------
SHORT TERM INVESTMENTS -- 0.3%
   Smith Barney Tax Free Money
     Market Fund                                  129       129,281
   Vanguard Pennsylvania
     Tax-Exempt Money Fund                        100       100,000
                                                        -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $229,281)                                           229,281
                                                        -----------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $84,139,228)                            102.3%   85,815,588

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                   (2.3%)  (1,905,073)
                                                        -----------
NET ASSETS (Applicable to 345,675
  Institutional shares, 3,284,996
  Service shares, 3,642,501 Investor A
  shares and 763,765 Investor B shares
  outstanding)                                  100.0%  $83,910,515
                                                =====   ===========
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($75,936,354 (DIVIDE) 7,273,172)                           $10.44
                                                             ======
OFFERING PRICE PER
  INSTITUTIONAL AND
  SERVICE SHARE                                              $10.44
                                                             ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($10.44 (DIVIDE) .960)                                     $10.88
                                                             ======
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($7,974,161 (DIVIDE) 763,765)                              $10.44
                                                             ======

----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                        $1,808,896
    Gross unrealized depreciation                          (132,536)
                                                         ----------
                                                         $1,676,360
                                                         ==========

** Rates shown are the rates as of September 30, 1996, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS                                    COMPASS CAPITAL FUNDS


NEW JERSEY TAX-FREE INCOME PORTFOLIO

--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
MUNICIPAL BONDS -- 100.0%
NEW JERSEY -- 90.7%
   Absecon Bd. of Ed. G.O., Ser. 92
     5.62%                         12/15/02    $   770  $    790,213
   Brick Township Mun. Util. Auth.
     Rev., Ser. 77
     6.75%                         12/01/16      1,000     1,125,000
   Brigantine G.O., Ser. 92
     6.25%                         08/01/03        730       789,313
   Cherry Hill Township Unlimited
     Tax G.O., Ser. 92
     6.00%                         06/01/06        500       525,000
   Dover Township G.O., Ser. 92
     6.00%                         10/15/03      1,000     1,078,750
   Edison Township G.O., Ser. 91
     6.50%                         06/01/04        500       548,750
   Essex Cnty. Imp. Auth. Lease
     Rev., Jail & Yth. Hsg. Proj.,
     Ser. 94
     6.90%                         12/01/14        500       575,000
   Essex Cnty. Util. Auth. Sol. Wste.
     Rev., Ser. 96
     5.75%                         04/01/05      2,000     2,067,500
   Evesham Mun. Util. Auth. Rev.,
     Ser. 90B
     6.80%                         07/01/01      1,010     1,025,009
     6.85%                         07/01/02      1,080     1,096,448
   Jersey City Sch. G. O., Ser. 96a
     6.00%                         10/01/06      1,500     1,582,500
   Knowlton Township Bd. of Ed.
     Unlimited Tax G.O., Ser. 91
     6.60%                         08/15/11        169       188,013
   Lacey Township Wtr. Auth. Rev.,
     Ser. 93
     6.00%                         12/01/12      1,000     1,032,500
   Mercer Cnty. Imp. Rev., Hamilton
     Bd. of Ed. Proj., Ser. 92
     5.90%                         06/01/03        500       526,875
   Middlesex Cnty Import Auth. Rev.,
     Ser. 96
     5.80%                         09/15/13      1,000     1,001,250
   Morristown G.O., Ser. 95
     6.40%                         08/01/14        500       547,500
   New Jersey Econ. Dev. Auth. Mkt.
     Trans. Fac. Rev., Ser. 91A
     5.70%                         07/01/05      4,000     4,140,000
   New Jersey Econ. Dev. Auth. Mkt.
     Trans. Fac. Rev., Ser. 94
     5.87%                         07/01/11      4,000     4,085,000
   New Jersey Econ. Dev. Auth. Rev.,
     Invamed Inc. Proj., Ser. 95
     6.00%                         07/01/06        300       306,750
     6.10%                         07/01/07        200       204,500
   New Jersey Econ. Dev. Auth. Rev.,
     Kiva L.P. Proj., Ser. 95
     5.55%                         08/01/04        565       584,069
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Proj.,
     Ser. 96C
     6.00%                         06/15/05      1,920     2,047,200
     5.75%                         06/15/08      3,000     3,097,500
   New Jersey Econ. Dev. Auth. Rev.,
     Trenton OFC Complex, Ser. 89
     6.62%                         06/15/01      1,050     1,135,313
   New Jersey Econ. Dev. Auth. Rev.,
     W.Y. Hldg. Co. Proj., Ser. 95
     5.95%                         06/01/05        865       871,488
   New Jersey Econ. Dev. Auth. Rev.,
     Elizabethtown Wtr. Proj., Ser. 91B
     6.60%                         08/01/21      1,000     1,040,210


--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
NEW JERSEY (CONTINUED)
   New Jersey Ed. Auth. Rowan
     Coll. Rev., Ser. 96
     5.87%                         07/01/16    $ 2,185  $  2,231,431
   New Jersey Hlth. Care Fac. Fin.
     Auth. Rev., Cathederal. Hlth.
     Ctr., Ser. 90
     7.25%                         02/15/21      1,000     1,075,000
   New Jersey Hlth. Care Fac. Fin.
     Auth. Rev., St. Josephs Hosp.
     Ctr., Ser. 96
     5.60%                         07/01/07      4,000     4,040,000
   New Jersey Sports & Expo. Con.
     Ctr. Lux. Tax  Rev., Ser. 93A
     6.00%                         07/01/12      1,000     1,022,500
   New Jersey St. G.O., Ser. 92D
     5.90%                         02/15/08      3,000     3,131,250
     6.00%                         02/15/11      2,000     2,135,000
   New Jersey St. G.O., Ser. 96
     6.00%                         07/15/06      3,000     3,217,500
   New Jersey St. Hsg. & Mtg. Fin.
     Agcy. Rev., Ser. 92A
     6.70%                         05/01/05        500       528,750
     6.70%                         11/01/05      1,000     1,057,500
     6.95%                         11/01/13        750       785,625
   New Jersey St. Hwy. Auth. Rev.,
     Gard. St. Pkwy., Ser. 92
     6.00%                         01/01/05      1,350     1,427,625
     6.20%                         01/01/10        750       803,438
     6.25%                         01/01/14        500       519,375
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.40%                         01/01/02      1,350     1,427,625
     6.90%                         01/01/14        970       973,618
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.25%                         01/01/10      1,350     1,400,625
     6.50%                         01/01/16        500       541,250
   New Jersey St. Trans. Auth. Rev.,
     Ser. 92A
     6.00%                         06/15/00      1,030     1,080,212
   New Jersey Wstwtr. Rev., Ser. 89B
     7.00%                         05/15/04        950     1,018,875
   New Jersey Wstwtr. Treatment
     Trust Rev., Ser. 96C
     6.25%                         05/15/03      2,500     2,693,750
     6.25%                         05/15/06      3,000     3,255,000
   Newark Bd. of Ed. G.O., Ser. 94
     5.87%                         12/15/13      1,000     1,026,250
   North Bergen Township G.O.,
     Ser. 92
     5.90%                         08/15/01        500       525,000
   North Jersey Wtr. Sply. Rev.,
     Wanaque Nth. Proj., Ser. 91A
     6.50%                         11/15/06        510       552,712
   Northwest Bergen Cnty. Rev.,
     Ser. 92
     5.90%                         07/15/06        755       795,581
   Ocean Cnty. G.O., Ser.91
     6.30%                         04/15/97      1,000     1,014,280
   Ocean Cnty. Util. Auth. Rev.,
     Ser. 95A
     6.30%                         01/01/12      1,005     1,057,762
   Passaic Valley Wtr. Comm. Sply.
     Rev., Ser. 92A
     5.95%                         12/15/02        500       533,125
   Point Pleasant G.O., Ser. 95
     5.70%                         12/01/03        500       523,125
   Port Auth. N. Y. & N. J. Rev.,
     Ser. 95
     5.75%                         11/01/09      3,275     3,291,375

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

SCHEDULE OF INVESTMENTS

NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
NEW JERSEY (CONTINUED)
   Tinton Falls Sch. Sys. G.O.,
     Ser. 94
     5.87%                         10/15/09    $ 1,010  $  1,030,200
   Warren Cnty. Pol. Ctrl. Fin. Auth.
     Rev., Ser. 92B
     5.70%                         12/01/03        500       529,375
   Weehawken Township G.O.,
     Ser.92
     6.15%                         07/01/04        350       375,812
   West Windsor Plainsboro
     Township Bd. of Ed. G.O.,
     Ser. 93
     5.80%                         03/15/06      1,000     1,045,000
   Winslow Township Unlimited
     Tax G.O., Ser.92
     6.40%                         10/01/05        870       931,987
   Woodbridge Township G.O.,
     Ser. 92
     6.05%                         08/15/05        500       526,875
                                                        ------------
                                                          80,136,059
                                                        ------------
NEW YORK -- 1.3%
   New York City Mun. Wtr. Fin.
     Auth. Wtr. & Swr. System
     Rev., Ser. 94G
     3.75%**                       10/15/96      1,200     1,200,000
                                                        ------------
PENNSYLVANIA -- 2.8%
   Delaware River Joint Toll Bdg.
     Rev., Ser. 92
     6.25%                         07/01/12      1,400     1,459,500
   Delaware River Port Auth. PA &
     NJ Rev., Ser. 96
     5.40%                         01/01/16      1,000       980,000
                                                        ------------
                                                           2,439,500
                                                        ------------
PUERTO RICO -- 5.2%
   Puerto Rico Elec. Pwr. Auth.
     Rev., Ser. 95Z
     5.25%                         07/01/21      1,500     1,374,375
   Puerto Rico Elec. Pwr. Auth.
     Rev., Ser. 94S
     6.12%                         07/01/08      1,000     1,076,250
   Puerto Rico Elec. Pwr. Auth.
     Rev., Ser. 94T
     5.50%                         07/01/20      2,250     2,140,312
                                                        ------------
                                                           4,590,937
                                                        ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $86,685,166)                                    $ 88,366,496
                                                        ============


----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                         $1,811,697
    Gross unrealized depreciation                           (130,367)
                                                          ----------
                                                          $1,681,330
                                                          ==========

** Rates shown are the rates as of September 30, 1996, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See accompanying notes to financial statements.

SEPTEMBER 30, 1996

STATEMENT OF ASSETS AND LIABILITIES                        COMPASS CAPITAL FUNDS


NEW JERSEY TAX-FREE INCOME PORTFOLIO

ASSETS
   Investments at value (Cost $86,685,166) ....................      $88,366,496
   Interest receivable ........................................        1,389,842
   Investments sold receivable ................................        4,457,825
   Capital shares sold receivable .............................          106,651
   Other assets ...............................................           38,797
                                                                     -----------
          TOTAL ASSETS ........................................       94,359,611
                                                                     -----------
LIABILITIES
   Cash overdraft .............................................           42,361
   Investments purchased payable ..............................        4,899,236
   Capital shares redeemed payable ............................           30,544
   Accrued expenses payable ...................................           65,252
   Distributions payable ......................................          321,630
                                                                     -----------
          TOTAL LIABILITIES ...................................        5,359,023
                                                                     -----------
NET ASSETS (Applicable to 7,816,279 Service shares,
   79,324 Investor A shares and 2,688 Investor B
   shares outstanding) ........................................      $89,000,588
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($88,076,493 (DIVIDE) 7,816,279) .........      $     11.27
                                                                     ===========
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($893,803 (DIVIDE) 79,324) ............      $     11.27
                                                                     ===========
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.27 (DIVIDE) 0.960) ....................................      $     11.74
                                                                     ===========
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($30,292 (DIVIDE) 2,688) ..............      $     11.27
                                                                     ===========

                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

STATEMENT OF NET ASSETS

OHIO TAX-FREE INCOME PORTFOLIO

--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)      VALUE
                                   --------    -------  ------------
MUNICIPAL BONDS -- 102.6%
OHIO -- 88.1%
   Akron Swr. Sys. Rev., Ser. 96
     5.87%                         12/01/16    $  500    $   508,750
   Brunswick G.O., Ser. 94
     6.30%                         12/01/05       210        217,088
   Butler Cnty. Hosp. Fac. Rev.,
     Middletown Reg. Hosp.,
     Ser. 91
     6.75%                         11/15/03        50         54,438
   Cleveland Apt. Sys. Rev.,
     Ser. 94B
     5.70%                         01/01/04       150        154,875
   Cleveland Packaging Fac. Rev.
     Bonds Ser.96
     6.00%                         09/15/06       500        532,500
   Columbus Mun. Apt. Auth. Rev.
     Port Columbus Int. Apt.
     Ser. 94A
     6.00%                         01/01/04       150        155,813
   Cuyahoga Cnty. Hosp. Rev.,
     Ser. 96
     6.00%                         01/15/05       500        531,250
   Fairfield City Sch. Dist. G.O.,
     Ser. 94
     7.45%                         12/01/14       300        340,875
   Hamilton Cnty. Swr. Sys. Rev.,
     Ser. 95A
     6.00%                         12/01/02       500        535,000
   Kings Loc. Sch. Dist. G.O.,
     Ser. 94
     7.60%                         12/01/05       200        224,500
   Loveland City Sch. Dist. G.O., Ser. 92
     6.65%                         12/01/02       145        156,056
   Lucas Cnty. G.O., Ser. 96
     6.00%                         12/01/05       500        538,125
   Medina  G.O., Ser. 86
     7.25%                         12/01/03        50         56,562
   Montgomery Cnty. Hosp. Rev.
     Kettering Mem. Hosp., Ser. 89
     7.37%                         04/01/99       200        215,000
   North Royalton City Sch. Dist.
     G.O., Ser. 94
     6.62%                         12/01/06       100        112,125
   Northwestern Loc. Sch. Dist.
     G.O. Wayne & Ashland Cntys.,
     Ser 94
     7.20%                         12/01/10       300        352,125
   Ohio G.O., Ser. 95
     6.00%                         08/01/05       225        238,781
   Ohio Hsg. Fin. Agcy. Rev. Res.
     Mort., Ser. 94B-2
     6.35%                         09/01/04       150        150,375
   Ohio Pfc Higher Ed.  Rev.,
     Ser. 92ii-a
     5.50%                         12/01/07       400        402,500


--------------------------------------------------------------------------------
                                                 PAR
                                   MATURITY     (000)       VALUE
                                   --------    -------   ------------
OHIO(CONTINUED)
   Ohio State Bldg. Data Ctr. Rev.
     Ser. 93A
     5.90%                         10/01/07    $   450    $   468,562
   Ohio State Higher Ed. Fac.
     Comm. Rev. Ohio Dominican
     Coll., Ser. 94
     6.62%                         12/01/04        250        261,562
   Ohio State Tpke. Rev., Ser. 96
     6.00%                         02/15/05        400        429,500
   Ohio State Wtr. Dev. Auth. Rev.
     Steel-Cargill North Star
     Broken Hill Proj. Ser. 95
     6.30%                         09/01/20        500        513,750
   Olentangy Loc. Sch. Dist.
     G.O. Ser. 95A
     6.00%                         12/01/08        225        237,094
   Student Loan Fund. Corp.
     Rev. Cincinnati, Ser. 93A
     5.75%                         08/01/03         65         65,650
   Summit Cnty. Hosp. Rev.
     Cuyahoga Falls Gen. Hosp.
     Proj., Ser. 94
     6.65%                         07/01/14        200        203,000
   Toledo G.O., Ser. 96
     6.00%                         12/01/06        500        533,125
   Univ. of Toledo Gen. Rec.
     Rev., Ser. 92A
     5.90%                         06/01/20        425        429,781
                                                          -----------
                                                            8,618,762
                                                          -----------
PUERTO RICO -- 9.4%
   Puerto Rico Elec. Pwr. Auth.
     Rev. Bonds Ser. 95Z
     5.25%                         07/01/21      1,000        916,250
                                                          -----------
VIRGINIA -- 1.0%
   Peninsula Prt. Auth. of Virginia
     Prt Fac. Rev. Shell Coal &
     Terminal Co. Proj. Ser. 87
     3.75%**                       10/01/96        100        100,000
                                                          -----------
WYOMING -- 4.1%
   Unita Cnty. Wyoming Poll. Ctrl.
     Rev. Poll. Ctrl. Ser. 93
     3.70%**                       10/01/96        400        400,000
                                                          -----------
TOTAL MUNICIPAL BONDS
  (Cost $9,782,463)                                        10,035,012
                                                          -----------
SHORT TERM INVESTMENTS -- 0.9%
   Smith Barney Tax Free Money
     Market Fund
  (Cost $90,502)                                    91         90,502
                                                          -----------

TOTAL INVESTMENTS IN
  SECURITIES -- 103.5%
  (Cost $9,872,965*)                                       10,125,514


                 See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS


--------------------------------------------------------------------------------

                                                         VALUE
                                                      -----------
LIABILITIES IN EXCESS OF
  OTHER ASSETS                               (3.5%)   $  (345,477)
                                            ------    -----------
NET ASSETS  (Applicable  to  40,247
  Institutional,  628,016  Service,
  278,985 Investor A and 15,838
  Investor B shares outstanding)            100.0%    $ 9,780,037
                                            =====     ===========
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($9,619,203 (DIVIDE) 947,248)                            $10.15
                                                           ======
OFFERING PRICE PER
  INSTITUTIONAL AND
  SERVICE SHARE                                            $10.15
                                                           ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($10.15 (DIVIDE) .960)                                   $10.57
                                                           ======
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($160,834 (DIVIDE) 15,838)                               $10.15
                                                           ======

----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                       $253,277
    Gross unrealized depreciation                           (728)
                                                        --------
                                                        $252,549
                                                        ========

** Rates shown are the rates as of September 30, 1996, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

--------------------------------------
      INVESTMENT ABBREVIATIONS
   ARM      Adjustable Rate Mortgage
   CMT      Constant Maturity Treasury
   G.O.     General Obligations
   IO       Interest Only
   PO       Prinicipal Only
--------------------------------------

                See accompanying notes to financial statements.

FOR THE PERIOD ENDED SEPTEMBER 30, 1996

STATEMENTS OF OPERATIONS COMPASS CAPITAL FUNDS


                                                   SHORT GOVERNMENT                                                CORE
                                                         BOND                                                      BOND
                                                      PORTFOLIO                                                  PORTFOLIO
                                                ------------------------                                 --------------------------
                                                 FOR THE       FOR THE                                     FOR THE        FOR THE
                                                 PERIOD        PERIOD      INTERMEDIATE                    PERIOD         PERIOD
                                                 4/1/96        7/1/95       GOVERNMENT    INTERMEDIATE     4/1/96         7/1/95
                                                 THROUGH       THROUGH        BOND           BOND          THROUGH        THROUGH
                                                 9/30/96       3/31/96      PORTFOLIO      PORTFOLIO       9/30/96        3/31/96
                                                ----------   -----------    -----------   -----------    -----------   ------------
Investment income:
   Interest ...............................     $7,060,312   $ 4,722,663    $12,503,091   $15,137,312    $10,233,661   $  5,315,543
                                                ----------   -----------    -----------   -----------    -----------   ------------
Expenses:
   Investment advisory fee ................        563,812       316,814        952,916     1,112,805        707,818        378,895
   Administration fee .....................        259,160       146,185        428,641       501,800        325,596        169,829
   Custodian fee ..........................         27,070        13,650         61,615        67,014         20,782         19,628
   Transfer agent fee .....................         34,232        15,063         64,653        63,529         53,346         18,940
   Service fees ...........................        203,626       116,290        145,143       125,956        260,087        150,454
   Distribution fees ......................          1,779           418         26,750         3,107          2,537             26
   Legal and audit ........................         16,597        11,581         15,413        25,028         23,858         11,250
   Printing ...............................          5,053         7,882          9,904        17,946         23,309          7,174
   Registration fees and expenses .........         12,882        22,444         30,001        32,964         21,641         31,255
   Organization ...........................          2,192        13,477             --         4,571          2,500         44,490
   Trustees' fees and officer's salary ....          2,435         2,057          3,770         3,724          5,040          3,105
   Other ..................................          7,686        40,202         15,774        17,973          8,975          9,448
                                                ----------   -----------    -----------   -----------    -----------   ------------
                                                 1,136,524       706,063      1,754,580     1,976,417      1,455,489        844,494
   Less fees voluntarily waived and
     expenses reimbursed ..................       (308,916)     (150,900)      (565,375)     (671,838)      (411,870)      (206,223)
                                                ----------   -----------    -----------   -----------    -----------   ------------
        Total operating expenses ..........        827,608       555,163      1,189,205     1,304,579      1,043,619        638,271
                                                ----------   -----------    -----------   -----------    -----------   ------------
Interest expense ..........................        116,272       248,772        317,003       669,801        329,458         55,045
                                                ----------   -----------    -----------   -----------    -----------   ------------
        Total expenses ....................        943,880       803,935      1,506,208     1,974,380      1,373,077        693,316
                                                ----------   -----------    -----------   -----------    -----------   ------------
Net investment income .....................      6,116,432     3,918,728     10,996,883    13,162,932      8,860,584      4,622,227
                                                ----------   -----------    -----------   -----------    -----------   ------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
     Net realized gain (loss) from:
        Investment transactions ...........     (1,541,367)    1,395,164     (1,481,776)     (193,924)    (3,335,514)     6,070,648
     Futures contracts                                  --            --        (33,242)      (20,658)       512,405             --
     Foreign currency transactions
        and forward foreign currency
        contracts .........................             --            --             --            --             --             --
     Change in unrealized appreciation
        (depreciation) from:
     Investments ..........................      1,327,995    (3,644,972)      (695,980)   (2,067,611)       966,309    (14,061,504)
     Futures contracts                                  --            --        (13,472)        3,382       (410,910)            --
     Foreign currency transactions
        and forward foreign currency
        contracts .........................             --            --             --            --             --             --
                                                ----------   -----------    -----------   -----------    -----------   ------------
Net gain (loss) on investments and
   foreign currency transactions ..........       (213,372)   (2,249,808)    (2,224,470)   (2,278,811)    (2,267,710)    (7,990,856)
                                                ----------   -----------    -----------   -----------    -----------   ------------
Net increase (decrease) in net assets
   resulting from operations ..............     $5,903,060   $ 1,668,920    $ 8,772,413   $10,884,121    $ 6,592,874   $ (3,368,629)
                                                ==========   ===========    ===========   ===========    ===========   ============


                                                                                  INTERNATIONAL
                                                                                      BOND
                                                                                    PORTFOLIO
                                                                             ------------------------
                                                                               FOR THE       FOR THE
                                                                               PERIOD        PERIOD                     PENNSYLVANIA
                                              GOVERNMENT       MANAGED         2/1/96        3/1/95         TAX-FREE      TAX-FREE
                                                INCOME         INCOME          THROUGH       THROUGH        INCOME         INCOME
                                               PORTFOLIO       PORTFOLIO       9/30/96       1/31/96       PORTFOLIO      PORTFOLIO
                                              ----------     -----------     ----------    ----------     ----------     ----------
Investment income:
   Interest ...............................   $1,326,053     $44,722,334     $1,704,063    $2,890,562     $2,279,538     $4,350,495
                                              ----------     -----------     ----------    ----------     ----------     ----------
Expenses:
   Investment advisory fee ................       70,051       3,310,695        138,377       330,008        199,220        389,436
   Administration fee .....................       31,542       1,461,270         56,447        81,222         91,554        175,945
   Custodian fee ..........................       19,387         180,233         34,897        53,484         15,461         20,529
   Transfer agent fee .....................       18,114         217,549         10,790        27,237          6,145         50,240
   Service fees ...........................       36,432         430,434         49,515            --         79,482        104,773
   Distribution fees ......................       91,988          49,521            224            --         24,604        210,028
   Legal and audit ........................        1,402          61,402          9,441        16,294          3,118          6,441
   Printing ...............................        1,826          35,017          3,597         2,634          2,626          4,085
   Registration fees and expenses .........       28,746          37,540         14,200         1,734         32,643          9,757
   Organization ...........................        6,703              --          3,319            --          2,353          9,193
   Trustees' fees and officer's salary ....          240          11,092            491         1,945            732          1,372
   Other ..................................        5,702          31,118          7,307         6,131            800         12,081
                                              ----------     -----------     ----------    ----------     ----------     ----------
                                                 312,133       5,825,871        328,605       520,689        458,738        993,880
   Less fees voluntarily waived and
     expenses reimbursed ..................     (106,873)     (1,487,363)       (33,573)       (1,157)      (128,804)      (228,439)
                                              ----------     -----------     ----------    ----------     ----------     ----------
        Total operating expenses ..........      205,260       4,338,508        295,032       519,532        329,934        765,441
                                              ----------     -----------     ----------    ----------     ----------     ----------
Interest expense ..........................      287,812              --         19,500            --             --             --
                                              ----------     -----------     ----------    ----------     ----------     ----------
        Total expenses ....................      493,072       4,338,508        314,532       519,532        329,934        765,441
                                              ----------     -----------     ----------    ----------     ----------     ----------
Net investment income .....................      832,981      40,383,826      1,389,531     2,371,030      1,949,604      3,585,054
                                              ----------     -----------     ----------    ----------     ----------     ----------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
     Net realized gain (loss) from:
        Investment transactions ...........        3,550      (2,904,496)       367,234     1,833,513        (15,719)      (125,976)
     Futures contracts                           (48,717)     (2,183,739)            --            --             --             --
     Foreign currency transactions
        and forward foreign currency
        contracts .........................           --              --      1,385,712     2,104,030             --             --
     Change in unrealized appreciation
        (depreciation) from:
     Investments ..........................     (261,150)     (8,084,037)      (265,436)     (782,301)        (1,509)       564,065
     Futures contracts                           (11,921)       (112,230)            --            --             --             --
     Foreign currency transactions
        and forward foreign currency
        contracts .........................           --              --       (893,159)    1,646,033             --             --
                                              ----------     -----------     ----------    ----------     ----------     ----------
Net gain (loss) on investments and
   foreign currency transactions ..........     (318,238)    (13,284,502)       594,351     4,081,275        (17,228)       438,089
                                              ----------     -----------     ----------    ----------     ----------     ----------
Net increase (decrease) in net assets
   resulting from operations ..............   $  514,743     $27,099,324     $1,983,882    $7,172,305     $1,932,376     $4,023,143
                                              ==========     ===========     ==========    ==========     ==========     ==========

                                                      NEW JERSEY
                                                       TAX-FREE
                                                       INCOME
                                                      PORTFOLIO
                                              ------------------------
                                               FOR THE        FOR THE
                                               PERIOD         PERIOD        OHIO
                                               2/1/96         3/1/95      TAX-FREE
                                               THROUGH        THROUGH      INCOME
                                               9/30/96        1/31/96     PORTFOLIO
                                              ---------     ----------    ---------
Investment income:
   Interest ...............................  $3,254,967     $4,777,540     $513,048
                                              ---------     ----------     --------
Expenses:
   Investment advisory fee ................     307,414        537,769       46,840
   Administration fee .....................     138,308        164,026       21,114
   Custodian fee ..........................      16,175          9,758       13,098
   Transfer agent fee .....................      22,069         68,874        5,049
   Service fees ...........................     183,893         12,814       17,688
   Distribution fees ......................       1,482              1       12,401
   Legal and audit ........................      15,839         14,780        3,266
   Printing ...............................       4,577          4,744          449
   Registration fees and expenses .........      15,694          2,550        2,586
   Organization ...........................       2,063          7,914        2,471
   Trustees' fees and officer's salary ....       1,229          3,853          165
   Other ..................................       8,307         16,632        7,999
                                              ---------     ----------     --------
                                                717,050        843,715      133,126
   Less fees voluntarily waived and
     expenses reimbursed ..................    (192,340)       (13,871)     (55,297)
                                              ---------     ----------     --------
        Total operating expenses ..........     524,710        829,844       77,829
                                              ---------     ----------     --------
Interest expense ..........................          --             --           --
                                              ---------     ----------     --------
        Total expenses ....................     524,710        829,844       77,829
                                              ---------     ----------     --------
Net investment income .....................   2,730,257      3,947,696      435,219
                                              ---------     ----------     --------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
     Net realized gain (loss) from:
        Investment transactions ...........    (800,973)       366,047      (25,177)
     Futures contracts                            6,301             --           --
     Foreign currency transactions
        and forward foreign currency
        contracts .........................          --             --           --
     Change in unrealized appreciation
        (depreciation) from:
     Investments ..........................  (1,956,552)     5,294,882      103,074
     Futures contracts                               --             --           --
     Foreign currency transactions
        and forward foreign currency
        contracts .........................          --             --           --
                                              ---------     ----------     --------
Net gain (loss) on investments and
   foreign currency transactions ..........  (2,751,224)     5,660,929       77,897
                                              ---------     ----------     --------
Net increase (decrease) in net assets
   resulting from operations ..............   $ (20,967)    $9,608,625     $513,116
                                              =========     ==========     ========

                 See accompanying notes to financial statements.

                                      46&47

STATEMENTS OF CHANGES IN NET ASSETS                        COMPASS CAPITAL FUNDS

                                                                      SHORT GOVERNMENT                   INTERMEDIATE GOVERNMENT
                                                                       BOND PORTFOLIO                        BOND PORTFOLIO
                                                        --------------------------------------------   ----------------------------
                                                        FOR THE PERIOD FOR THE PERIOD     FOR THE         FOR THE        FOR THE
                                                        4/1/96 THROUGH 7/1/95 THROUGH   YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                            9/30/96        3/31/96        6/30/95         9/30/96        9/30/95
                                                         ------------    ------------    -----------   ------------    ------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ........................      $  6,116,432     $ 3,918,728    $ 2,082,671   $ 10,996,883    $ 11,103,911
     Net gain (loss) on investment ................          (213,372)     (2,249,808)       908,723     (2,224,470)      7,168,332
                                                         ------------    ------------    -----------   ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations .................         5,903,060       1,668,920      2,991,394      8,772,413      18,272,243
                                                         ------------    ------------    -----------   ------------    ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares .........................        (2,376,647)     (1,842,630)2   (2,092,080)    (7,708,808)     (7,538,593)
     Service Shares ...............................        (3,508,349)     (2,026,179)            --     (2,611,126)     (3,019,296)
     Investor A Shares ............................           (21,906)         (5,132)            --       (401,159)       (515,648)
     Investor B Shares ............................                --              --             --             --              --
     Investor C Shares ............................                --              --             --             --              --
                                                         ------------    ------------    -----------   ------------    ------------
        Total distribution from net
          investment income .......................        (5,906,902)     (3,873,941)    (2,092,080)   (10,721,093)    (11,073,537)
                                                         ------------    ------------    -----------   ------------    ------------
   In excess of net investment income:
     Institutional Shares .........................                --        (164,529)2           --             --              --
     Service Shares ...............................                --              --             --             --              --
     Investor A Shares ............................                --              --             --             --              --
                                                         ------------    ------------    -----------   ------------    ------------
        Total distribution in excess of net
          investment income .......................                --        (164,529)            --             --              --
                                                         ------------    ------------    -----------   ------------    ------------
   Net realized gains:
     Institutional Shares .........................                --         (58,282)2      (27,706)            --              --
     Service Shares ...............................                --              --             --             --              --
     Investor A Shares ............................                --              --             --             --              --
     Investor B Shares ............................                --              --             --             --              --
                                                         ------------    ------------    -----------   ------------    ------------
        Total distributions from net realized gains                --         (58,282)       (27,706)            --              --
                                                         ------------    ------------    -----------   ------------    ------------
        Total distributions to shareholders .......        (5,906,902)     (4,096,752)    (2,119,786)   (10,721,093)    (11,073,537)
                                                         ------------    ------------    -----------   ------------    ------------
Capital share transactions ........................        (6,733,602)    193,173,293     12,349,814    (12,741,291)    (11,093,899)
                                                         ------------    ------------    -----------   ------------    ------------
        Total increase (decrease) in net assets ...        (6,737,444)    190,745,461     13,221,422    (14,689,971)     (3,895,193)
                                                         ------------    ------------    -----------   ------------    ------------
Net assets:
     Beginning of period ..........................       235,231,693      44,486,232     31,264,810    194,398,754     198,293,947
                                                         ------------    ------------    -----------   ------------    ------------
     End of period ................................      $228,494,249    $235,231,693    $44,486,232   $179,708,783    $194,398,754
                                                         ============    ============    ===========   ============    ============

                                                              INTERMEDIATE                             CORE
                                                             BOND PORTFOLIO                       BOND PORTFOLIO
                                                       --------------------------  ------------------------------------------
                                                         FOR THE        FOR THE    FOR THE PERIOD FOR THE PERIOD   FOR THE
                                                       YEAR ENDED     YEAR ENDED   4/1/96 THROUGH 7/1/95 THROUGH  YEAR ENDED
                                                         9/30/96        9/30/95        9/30/96        3/31/96       6/30/95
                                                       ------------   ------------   ------------   ------------  -----------
Increase (decrease) in net assets:
   Operations:
     Net investment income ........................    $ 13,162,932    $ 8,282,180    $ 8,860,584    $ 4,622,227  $ 1,075,779
     Net gain (loss) on investment ................      (2,278,811)     6,126,253     (2,267,710)    (7,990,856)   1,074,604
                                                       ------------   ------------   ------------   ------------  -----------
     Net increase (decrease) in net assets
        resulting from operations .................      10,884,121     14,408,433      6,592,874     (3,368,629)   2,150,383
                                                       ------------   ------------   ------------   ------------  -----------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares .........................     (10,531,863)    (6,107,918)    (3,574,577)    (1,906,399)2 (1,083,760)
     Service Shares ...............................      (2,326,763)    (2,086,482)    (5,178,248)    (2,729,527)          --
     Investor A Shares ............................         (45,490)       (26,612)        (5,121)          (228)          --
     Investor B Shares ............................              --             --        (15,457)           (58)          --
     Investor C Shares ............................              --             --             --             --           --
                                                       ------------   ------------   ------------   ------------  -----------
        Total distribution from net
          investment income .......................     (12,904,116)    (8,221,012)    (8,773,403)    (4,636,212)  (1,083,760)
                                                       ------------   ------------   ------------   ------------  -----------
   In excess of net investment income:
     Institutional Shares .........................              --             --             --             --           --
     Service Shares ...............................              --             --             --             --           --
     Investor A Shares ............................              --             --             --             --           --
                                                       ------------   ------------   ------------   ------------  -----------
        Total distribution in excess of net
          investment income .......................              --             --             --             --           --
                                                       ------------   ------------   ------------   ------------  -----------
   Net realized gains:
     Institutional Shares .........................        (519,741)            --             --       (880,411)2     (9,414)
     Service Shares ...............................        (125,660)            --             --             --           --
     Investor A Shares ............................          (2,393)            --             --             --           --
     Investor B Shares ............................              --             --             --             --           --
                                                       ------------   ------------   ------------   ------------  -----------
        Total distributions from net realized gains        (647,794)            --                      (880,411)      (9,414)
                                                       ------------   ------------   ------------   ------------  -----------
        Total distributions to shareholders .......     (13,551,910)    (8,221,012)    (8,773,403)    (5,516,623)  (1,093,174)
                                                       ------------   ------------   ------------   ------------  -----------
Capital share transactions ........................      94,529,679     48,409,985    (13,073,874)   273,598,804   18,626,241
                                                       ------------   ------------   ------------   ------------  -----------
        Total increase (decrease) in net assets ...      91,861,890     54,597,406    (15,254,403)   264,713,552   19,683,450
                                                       ------------   ------------   ------------   ------------  -----------
Net assets:
     Beginning of period ..........................     162,344,434    107,747,028    296,904,356     32,190,804   12,507,354
                                                       ------------   ------------   ------------   ------------  -----------
     End of period ................................    $254,206,324   $162,344,434   $281,649,953   $296,904,356  $32,190,804
                                                       ============   ============   ============   ============  ===========

                                                               GOVERNMENT                     MANAGED
                                                            INCOME PORTFOLIO             INCOME PORTFOLIO
                                                      -----------------------------  ----------------------------
                                                       FOR THE    FOR THE PERIOD       FOR THE        FOR THE
                                                      YEAR ENDED 10/03/94 1 THROUGH   YEAR ENDED     YEAR ENDED
                                                        9/30/96       9/30/95          9/30/96        9/30/95
                                                      ----------- -----------------  ------------    ------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ........................    $  832,981    $  471,896      $ 40,383,826    $ 32,642,122
     Net gain (loss) on investment ................      (318,238)      624,907       (13,284,502)     31,108,808
                                                      -----------  ------------      ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations .................       514,743     1,096,803        27,099,324      63,750,930
                                                      -----------  ------------      ------------    ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares .........................            --            --       (30,992,031)    (26,544,370)
     Service Shares ...............................            --            --        (8,387,287)     (5,430,486)
     Investor A Shares ............................      (213,995)     (116,675)         (669,888)       (667,266)
     Investor B Shares ............................      (595,251)     (355,221)               --              --
     Investor C Shares ............................            --            --                --              --
                                                      -----------  ------------      ------------    ------------
        Total distribution from net
          investment income .......................      (809,246)     (471,896)      (40,049,206)    (32,642,122)
                                                      -----------  ------------      ------------    ------------
   In excess of net investment income:
     Institutional Shares .........................            --            --                --        (643,455)
     Service Shares ...............................            --            --                --        (131,639)
     Investor A Shares ............................            --            --                --         (16,175)
                                                      -----------  ------------      ------------    ------------
        Total distribution in excess of net
          investment income .......................            --            --                --        (791,269)
                                                      -----------  ------------      ------------    ------------
   Net realized gains:
     Institutional Shares .........................            --            --        (4,581,107)             --
     Service Shares ...............................            --            --        (1,264,449)             --
     Investor A Shares ............................       (81,209)           --          (119,989)             --
     Investor B Shares ............................      (277,151)           --                --              --
                                                      -----------  ------------      ------------    ------------
        Total distributions from net realized gains      (358,360)           --        (5,965,545)             --
                                                      -----------  ------------      ------------    ------------
        Total distributions to shareholders .......    (1,167,606)     (471,896)      (46,014,751)    (33,433,391
                                                      -----------  ------------      ------------    ------------
Capital share transactions ........................     2,245,029    12,552,827       187,954,362      68,016,777
                                                      -----------  ------------      ------------    ------------
        Total increase (decrease) in net assets ...     1,592,166    13,177,734       169,038,935      98,334,316
                                                      -----------  ------------      ------------    ------------
Net assets:
     Beginning of period ..........................    13,177,734            --       571,970,671     473,636,355
                                                      -----------  ------------      ------------    ------------
     End of period ................................   $14,769,900  $ 13,177,734      $741,009,606    $571,970,671
                                                      ===========  ============      ============    ============

----------------
1 Commencement of operations.
2 Institutional  Shares include all activity of the prior class of shares before January 13, 1996, the date of the merger.

                 See accompanying notes to financial statements.

                                      48&49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)            COMPASS CAPITAL FUNDS

                                                                      INTERNATIONAL                              TAX-FREE
                                                                     BOND PORTFOLIO                          INCOME PORTFOLIO
                                                    ----------------------------------------------     ----------------------------
                                                    FOR THE PERIOD   FOR THE PERIOD      FOR THE         FOR THE          FOR THE
                                                    2/1/96 THROUGH   3/1/95 THROUGH    YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                        9/30/96          1/31/96         2/28/95         9/30/96          9/30/95
                                                      -----------      -----------     -----------     -----------      -----------
Increase (decrease) in net assets:
   Operations:
     Net investment income ........................   $ 1,389,531      $ 2,371,030     $ 2,695,000     $ 1,949,604       $  476,804
     Net gain (loss) on investment and foreign
        currency related transactions .............       594,351        4,801,275      (2,000,000)        (17,228)         544,133
                                                      -----------      -----------     -----------     -----------      -----------
     Net increase (decrease) in net assets
        resulting from operations .................     1,983,882        7,172,305         695,000       1,932,376        1,020,937
                                                      -----------      -----------     -----------     -----------      -----------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares .........................      (348,627)              --              --        (377,242)          (7,110)
     Service Shares ...............................      (602,036)1     (3,221,772)1      (570,000)     (1,297,915)        (152,612)
     Investor A Shares ............................          (978)              --              --        (268,319)        (315,032)
     Investor B Shares ............................          (633)              --              --             (78)              --
     Investor C Shares ............................           (14)              --              --              --               --
                                                      -----------      -----------     -----------     -----------      -----------
        Total distribution from net
          investment income .......................      (952,288)      (3,221,772)       (570,000)     (1,943,554)        (474,754)
                                                      -----------      -----------     -----------     -----------      -----------
   In excess of net investment income:
     Institutional Shares .........................            --               --              --              --               --
     Service Shares ...............................            --               --              --              --               --
     Investor A Shares ............................            --               --              --              --               --
                                                      -----------      -----------     -----------     -----------      -----------
        Total distribution in excess of net
          investment income .......................            --               --              --              --               --
                                                      -----------      -----------     -----------     -----------      -----------
   Net realized gains:
     Institutional Shares .........................            --               --              --              --             (191)
     Service Shares ...............................            --               --      (1,055,000)             --           (5,402)
     Investor A Shares ............................            --               --              --              --          (13,686)
     Investor B Shares ............................            --                               --              --               --
                                                      -----------      -----------     -----------     -----------      -----------
        Total distributions from net realized gains            --               --      (1,055,000)             --          (19,279)
                                                      -----------      -----------     -----------     -----------      -----------
        Total distributions to shareholders .......      (952,288)      (3,221,772)     (1,625,000)     (1,943,554)        (494,033)
                                                      -----------      -----------     -----------     -----------      -----------
Capital share transactions ........................       390,815      (11,980,752)       (301,000)     37,830,177        1,834,910
                                                      -----------      -----------     -----------     -----------      -----------
        Total increase (decrease) in net assets ...     1,422,409       (8,030,219)     (1,231,000)     37,818,999        2,361,814
                                                      -----------      -----------     -----------     -----------      -----------
Net assets:
     Beginning of period ..........................    37,626,781       45,657,000      46,888,000      11,575,168        9,213,354
                                                      -----------      -----------     -----------     -----------      -----------
     End of period ................................   $39,049,190      $37,626,781     $45,657,000     $49,394,167      $11,575,168
                                                      ===========      ===========     ===========     ===========      ===========

                                                         PENNSYLVANIA TAX-FREE                     NEW JERSEY TAX-FREE
                                                           INCOME PORTFOLIO                         INCOME PORTFOLIO
                                                     ----------------------------  ------------------------------------------------
                                                       FOR THE          FOR THE    FOR THE PERIOD  FOR THE PERIOD      FOR THE
                                                     YEAR ENDED       YEAR ENDED   2/1/96 THROUGH  3/1/95 THROUGH    YEAR ENDED
                                                       9/30/96          9/30/95        9/30/96         1/31/96         2/28/95
                                                     -----------      -----------    -----------     -----------    ------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ........................  $ 3,585,054      $ 2,926,137    $ 2,730,257     $ 3,947,696     $ 4,781,000
     Net gain (loss) on investment and foreign
        currency related transactions .............      438,089        2,922,626     (2,751,224)      5,660,929      (4,062,000)
                                                     -----------      -----------    -----------     -----------    ------------
     Net increase (decrease) in net assets
        resulting from operations .................    4,023,143        5,848,763        (20,967)      9,608,625         719,000
                                                     -----------      -----------    -----------     -----------    ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares .........................     (179,824)         (75,362)            --              --              --
     Service Shares ...............................   (1,340,668)        (622,721)    (2,881,377)     (3,798,344)2    (4,773,000)
     Investor A Shares ............................   (1,875,997)      (2,145,636)       (15,162)             (1)             --
     Investor B Shares ............................     (210,626)         (82,418)          (271)             --              --
     Investor C Shares ............................           --               --             --              --              --
                                                     -----------      -----------    -----------     -----------    ------------
        Total distribution from net
          investment income .......................   (3,607,115)      (2,926,137)    (2,896,810)     (3,798,345)     (4,773,000)
                                                     -----------      -----------    -----------     -----------    ------------
   In excess of net investment income:
     Institutional Shares .........................           --               --             --              --              --
     Service Shares ...............................           --               --             --              --              --
     Investor A Shares ............................           --               --             --              --              --
                                                     -----------      -----------    -----------     -----------    ------------
        Total distribution in excess of net
          investment income .......................           --               --             --              --              --
                                                     -----------      -----------    -----------     -----------    ------------
   Net realized gains:
     Institutional Shares .........................           --               --             --              --              --
     Service Shares ...............................           --               --             --              --         (73,000)
     Investor A Shares ............................           --               --             --              --              --
     Investor B Shares ............................           --               --             --              --              --
                                                     -----------      -----------    -----------     -----------    ------------
        Total distributions from net realized gains           --               --             --              --         (73,000)
                                                     -----------      -----------    -----------     -----------    ------------
        Total distributions to shareholders .......   (3,607,115)      (2,926,137)    (2,896,810)     (3,798,345)     (4,846,000)
                                                     -----------      -----------    -----------     -----------    ------------
Capital share transactions ........................   20,804,503        1,048,267     (6,071,841)     (4,677,074)    (10,370,000)
                                                     -----------      -----------    -----------     -----------    ------------
        Total increase (decrease) in net assets ...   21,220,531        3,970,893     (8,989,618)      1,133,206     (14,497,000)
                                                     -----------      -----------    -----------     -----------    ------------
Net assets:
     Beginning of period ..........................   62,689,984       58,719,091     97,990,206      96,857,000     111,354,000
                                                     -----------      -----------    -----------     -----------    ------------
     End of period ................................  $83,910,515      $62,689,984    $89,000,588     $97,990,206    $ 96,857,000
                                                     ===========      ===========    ===========     ===========    ============

                                                              OHIO TAX-FREE
                                                            INCOME PORTFOLIO
                                                       --------------------------
                                                        FOR THE         FOR THE
                                                       YEAR ENDED     YEAR ENDED
                                                         9/30/96        9/30/95
                                                       ----------      ----------
Increase (decrease) in net assets:
   Operations:
     Net investment income ........................    $  435,219      $  453,884
     Net gain (loss) on investment and foreign
        currency related transactions .............        77,897         377,450
                                                       ----------      ----------
     Net increase (decrease) in net assets
        resulting from operations .................       513,116         831,334
                                                       ----------      ----------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares .........................       (16,530)         (7,866)
     Service Shares ...............................      (266,806)       (259,043)
     Investor A Shares ............................      (144,228)       (184,186)
     Investor B Shares ............................        (4,383)         (2,789)
     Investor C Shares ............................            --              --
                                                       ----------      ----------
        Total distribution from net
          investment income .......................      (431,947)       (453,884)
                                                       ----------      ----------
   In excess of net investment income:
     Institutional Shares .........................            --              --
     Service Shares ...............................            --              --
     Investor A Shares ............................            --              --
                                                       ----------      ----------
        Total distribution in excess of net
          investment income .......................            --              --
                                                       ----------      ----------
   Net realized gains:
     Institutional Shares .........................            --              --
     Service Shares ...............................            --              --
     Investor A Shares ............................            --              --
     Investor B Shares ............................            --              --
                                                       ----------      ----------
        Total distributions from net realized gains            --              --
                                                       ----------      ----------
        Total distributions to shareholders .......      (431,947)       (453,884)
                                                       ----------      ----------
Capital share transactions ........................       939,853           1,341
                                                       ----------      ----------
        Total increase (decrease) in net assets ...     1,021,022         378,791
                                                       ----------      ----------
Net assets:
     Beginning of period ..........................     8,759,015       8,380,224
                                                       ----------      ----------
     End of period ................................    $9,780,037      $8,759,015
                                                       ==========      ==========

----------------
1 Service  Shares  include  all  activity  of the prior  class of shares  before
  February 13, 1996 the date of the merger.
2 Service Shares includes all activity of the prior class of shares for all periods before  January 13, 1996, the date of the merger.

                 See accompanying notes to financial statements.

                                      50&51

FINANCIAL HIGHLIGHTS                                       COMPASS CAPITAL FUNDS

For a Share Outstanding Throughout the Period



                               NET                  NET GAIN                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS
                              ASSET                (LOSS) ON     DISTRIBUTIONS   IN EXCESS     FROM NET      IN EXCESS
                              VALUE        NET     INVESTMENTS      FROM NET      OF NET       REALIZED       OF NET
                            BEGINNING  INVESTMENT (BOTH REALIZED   INVESTMENT   INVESTMENT     CAPITAL       REALIZED
                            OF PERIOD    INCOME   AND UNREALIZED)    INCOME       INCOME        GAINS          GAINS
==========================================================================================================================
-------------------------------
SHORT GOVERNMENT BOND PORTFOLIO
-------------------------------
INSTITUTIONAL CLASS
4/1/96 through
  9/30/96                     $ 9.79      $0.28      $(0.01)         $(0.27)     $  --        $  --            $  --
7/1/95 through
  3/31/96                       9.83       0.42       --              (0.41)        (0.04)       (0.01)           --
6/30/95                         9.71       0.58        0.13           (0.58)        --           (0.01)           --
6/30/94                         9.96       0.48       (0.25)          (0.48)        --           --               --
7/17/92 1 through
  6/30/93                      10.00       0.51       (0.06)          (0.49)        --           --               --
SERVICE CLASS
4/1/96 through
  9/30/96                     $ 9.79      $0.26      $(0.01)         $(0.25)     $  --        $  --            $  --
1/13/96 1 through
  3/31/96                       9.91       0.11       (0.12)          (0.11)        --           --               --
INVESTOR A CLASS
4/1/96 through
  9/30/96                     $ 9.79      $0.25      $(0.01)         $(0.24)     $  --        $  --            $  --
1/13/96 1 through
  3/31/96                       9.91       0.10       (0.12)          (0.10)        --           --               --

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/96                       $10.02      $0.58      $(0.11)         $(0.57)     $  --        $  --            $  --
9/30/95                         9.64       0.58        0.38           (0.58)        --           --               --
9/30/94                        10.60       0.55       (0.86)          (0.55)        --           (0.10)           --
9/30/93                        10.46       0.54        0.16           (0.54)        --           (0.02)           --
4/20/92 1 through
  9/30/92                      10.00       0.24        0.46           (0.24)        --           --               --
SERVICE CLASS
9/30/96                       $10.02      $0.56      $(0.12)         $(0.54)     $  --        $  --            $  --
9/30/95                         9.64       0.56        0.37           (0.55)        --           --               --
9/30/94                        10.60       0.53       (0.86)          (0.53)        --           (0.10)           --
7/29/93 1 through
  9/30/93                      10.45       0.09        0.15           (0.09)        --           --               --
INVESTOR A CLASS
9/30/96                       $10.03      $0.55      $(0.13)         $(0.53)     $  --        $  --            $  --
9/30/95                         9.64       0.55        0.39           (0.55)        --           --               --
9/30/94                        10.60       0.53       (0.87)          (0.52)        --           (0.10)           --
9/30/93                        10.46       0.54        0.16           (0.54)        --           (0.02)           --
5/11/92 1 through
  9/30/92                      10.05       0.24        0.41           (0.24)        --           --               --

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
9/30/96                       $ 9.43      $0.56      $(0.09)         $(0.55)     $  --          $(0.03)           --
9/30/95                         9.05       0.56        0.38           (0.56)        --           --               --
9/30/94                        10.01       0.54       (0.88)          (0.56)        --           (0.06)           --
9/17/93 1 through
  9/30/93                      10.00       0.02       (0.01)          --            --           --               --
SERVICE CLASS
9/30/96                       $ 9.43      $0.53      $(0.09)         $(0.52)     $  --          $(0.03)        $  --
9/30/95                         9.05       0.54        0.38           (0.54)        --           --               --
9/30/94                        10.01       0.54       (0.91)          (0.53)        --           (0.06)           --
9/23/93 1 through
  9/30/93                       9.99      --           0.02           --            --           --               --
INVESTOR A CLASS
9/30/96                       $ 9.43      $0.52      $(0.09)         $(0.51)     $  --          $(0.03)        $  --
9/30/95                         9.05       0.54        0.38           (0.54)        --           --               --
5/20/94 1 through
  9/30/94                       9.23       0.20       (0.17)          (0.21)        --           --               --



                                                                                                          RATIO OF NET
                                                                              RATIO OF                     INVESTMENT
                              NET                   NET                       EXPENSES    RATIO OF NET       INCOME
                             ASSET                ASSETS       RATIO OF      TO AVERAGE    INVESTMENT      TO AVERAGE
                             VALUE                END OF      EXPENSES TO    NET ASSETS    INCOME TO       NET ASSETS     PORTFOLIO
                            END OF     TOTAL      PERIOD     AVERAGE NET     (EXCLUDING   AVERAGE NET     (EXCLUDING     TURNOVER
                            PERIOD    RETURN       (000)        ASSETS        WAIVERS)      ASSETS          WAIVERS)        RATE
====================================================================================================================================
-------------------------------
SHORT GOVERNMENT BOND PORTFOLIO
-------------------------------
INSTITUTIONAL CLASS
4/1/96 through
  9/30/96                    $ 9.79     2.70%     $135,686      0.55%2,8       0.83%2         5.72%2           5.45%2         228%
7/1/95 through
  3/31/96                      9.79     4.25        52,843      0.63 2,8       0.83 2         5.25 2           5.05 2         185
6/30/95                        9.83     6.99        44,486      0.57           1.05           6.08             5.60           586
6/30/94                        9.71     2.33        31,265      0.57           1.02           4.70             4.25           455
7/17/92 1 through
  6/30/93                      9.96     4.63        51,611      0.56 2         0.66 2         5.32 2           5.22 2         513
SERVICE CLASS
4/1/96 through
  9/30/96                    $ 9.79     2.54%     $ 91,870      0.85%2,8       1.13%2         5.40%2           5.13%2         228%
1/13/96 1 through
  3/31/96                      9.79    (0.11)      181,670      0.85 2,8       1.05 2         5.25 2           5.05 2         185
INVESTOR A CLASS
4/1/96 through
  9/30/96                    $ 9.79     2.46%3        $938      1.02%2,8       1.30%2         5.20%2           4.92%2         228%
1/13/96 1 through
  3/31/96                      9.79    (0.15)3         719      1.01 2,8       1.21 2         4.94 2           4.74 2         185

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/96                      $ 9.92     4.82%     $126,312      0.53%9         0.83%          6.03%            5.73%          580%
9/30/95                       10.02    10.28       134,835      0.42 9         0.79           5.94             5.57           247
9/30/94                        9.64    (3.08)      128,974      0.40           0.80           5.48             5.08             9
9/30/93                       10.60     6.88       137,065      0.73           0.81           5.23             5.15            80
4/20/92 1 through
  9/30/92                     10.46     7.14       105,620      0.80 2         0.80 2         5.28 2           5.28 2          38
SERVICE CLASS
9/30/96                      $ 9.92     4.51%     $ 47,494      0.83%9         1.13%          5.73%            5.43%          580%
9/30/95                       10.02     9.99        49,762      0.69 9         1.06           5.67             5.30           247
9/30/94                        9.64    (3.31)       60,812      0.65           1.05           5.30             4.90             9
7/29/93 1 through
  9/30/93                     10.60     2.30        15,035      0.67 2         0.75 2         5.14 2           5.06 2          80
INVESTOR A CLASS
9/30/96                      $ 9.92     4.36%3     $ 5,903      0.95%9         1.25%          5.64%            5.35%          580%
9/30/95                       10.03     9.98 3       9,802      0.709          1.07           5.67             5.30           247
9/30/94                        9.64    (3.36)3       8,508      0.65           1.05           5.24             4.84             9
9/30/93                       10.60     6.84 3       7,666      0.76           0.84           5.19             5.11            80
5/11/92 1 through
  9/30/92                     10.46     6.64 3       1,484      0.80 2         0.80 2         5.28 2           5.28 2          38

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
9/30/96                      $ 9.32     5.10%     $207,909      0.53%10        0.83%          6.27%            5.97%          670%
9/30/95                        9.43    10.76       124,979      0.47 10        0.81           6.18             5.84           262
9/30/94                        9.05    (3.52)       71,896      0.45           0.88           5.54             5.11            92
9/17/93 1 through
  9/30/93                     10.01     0.10        56,713      0.45 2         0.84 2         4.72 2           4.33 2           4
SERVICE CLASS
9/30/96                      $ 9.32     4.79%     $ 45,362      0.83%10        1.13%          5.98%            5.67%          670%
9/30/95                        9.43    10.46        36,718      0.74 10        1.09           5.90             5.55           262
9/30/94                        9.05    (3.80)       35,764      0.70           1.13           5.33             4.90            92
9/23/93 1 through
  9/30/93                     10.01     0.20            91      0.70 2         1.09 2         4.35 2           3.96 2           4
INVESTOR A CLASS
9/30/96                      $ 9.32     4.74%3      $  935      0.97%10        1.27%          5.83%            5.53%          670%
9/30/95                        9.43    10.35 3         647      0.76 10        1.11           5.89             5.55           262
5/20/94 1 through
  9/30/94                      9.05     0.31 3          87      0.85 2         1.28 2         5.35 2           4.92 2          92

                 See accompanying notes to financial statements.

                                      52&53

FINANCIAL HIGHLIGHTS (CONTINUED)                           COMPASS CAPITAL FUNDS

For a Share Outstanding Throughout the Period



                               NET                  NET GAIN                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS      NET
                              ASSET                (LOSS) ON     DISTRIBUTIONS   IN EXCESS     FROM NET      IN EXCESS       ASSET
                              VALUE        NET     INVESTMENTS      FROM NET      OF NET       REALIZED       OF NET         VALUE
                            BEGINNING  INVESTMENT (BOTH REALIZED   INVESTMENT   INVESTMENT     CAPITAL       REALIZED       END OF
                            OF PERIOD    INCOME   AND UNREALIZED)    INCOME       INCOME        GAINS          GAINS        PERIOD
===================================================================================================================================
-------------------
CORE BOND PORTFOLIO
-------------------
INSTITUTIONAL CLASS
4/1/96 through
  9/30/96                     $ 9.61      $0.30      $(0.06)         $(0.30)       $  --        $  --        $  --         $ 9.55
7/1/95 through
  3/31/96                       9.85       0.47       (0.07)          (0.47)          --           (0.17)       --           9.61
6/30/95                         9.36       0.62        0.50           (0.62)          --           (0.01)       --           9.85
6/30/94                        10.37       0.55       (0.60)          (0.55)          --           (0.41)       --           9.36
12/9/92 1 through
  6/30/93                      10.00       0.32        0.37           (0.32)          --           --           --          10.37
SERVICE CLASS
4/1/96 through
  9/30/96                     $ 9.61      $0.30      $(0.07)         $(0.29)       $  --        $  --        $  --         $ 9.55
1/13/96 1 through
  3/31/96                       9.91       0.11       (0.30)          (0.11)          --           --           --           9.61
INVESTOR CLASS A
4/1/96 through
  9/30/96                     $ 9.61      $0.28      $(0.06)         $(0.28)       $  --        $  --        $  --         $ 9.55
1/31/96 1 through
  3/31/96                       9.99       0.08       (0.38)          (0.08)          --           --           --           9.61
INVESTOR CLASS B
4/1/96 through
  9/30/96                     $ 9.61      $0.26      $(0.07)         $(0.25)       $  --        $  --        $  --         $ 9.55
3/18/96 1 through
  3/31/96                       9.58       0.01        0.03           (0.01)          --           --           --           9.61

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/96                       $10.68      $0.68      $(0.22)         $(0.66)       $  --          $(0.28)    $  --         $10.20
10/3/94 1 through
  9/30/95                      10.00       0.55        0.68           (0.55)          --           --           --          10.68
INVESTOR B CLASS
9/30/96                       $10.68      $0.60      $(0.21)         $(0.59)       $  --          $(0.28)    $  --         $10.20
10/3/94 1 through
  9/30/95                      10.00       0.50        0.68           (0.50)          --           --           --          10.68

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/96                       $10.38      $0.64      $(0.21)         $(0.62)       $  --          $(0.10)    $  --         $10.09
9/30/95                         9.79       0.65        0.60           (0.65)          (0.01)       --           --          10.38
9/30/94                        11.17       0.64       (1.21)          (0.64)          (0.02)       (0.14)       (0.01)       9.79
9/30/93                        10.74       0.67        0.56           (0.67)          --           (0.13)       --          11.17
9/30/92                        10.26       0.69        0.48           (0.69)          --           --           --          10.74
SERVICE CLASS
9/30/96                       $10.38      $0.61      $(0.20)         $(0.60)       $  --          $(0.10)    $  --         $10.09
9/30/95                         9.79       0.63        0.60           (0.63)          (0.01)       --           --          10.38
9/30/94                        11.17       0.59       (1.18)          (0.62)          (0.02)       (0.14)       (0.01)       9.79
7/29/93 1 through
  9/30/93                      10.96       0.11        0.21           (0.11)          --           --           --          11.17
INVESTOR A CLASS
9/30/96                       $10.38      $0.59      $(0.20)         $(0.58)       $  --          $(0.10)    $  --         $10.09
9/30/95                         9.79       0.60        0.60           (0.60)          (0.01)       --           --          10.38
9/30/94                        11.18       0.57       (1.19)          (0.60)          (0.02)       (0.14)       (0.01)       9.79
9/30/93                        10.74       0.66        0.57           (0.66)          --           (0.13)       --          11.18
2/5/92 1 through
  9/30/92                      10.40       0.46        0.34           (0.46)          --           --           --          10.74


                                                                                                RATIO OF NET
                                                                    RATIO OF                     INVESTMENT
                                          NET                       EXPENSES    RATIO OF NET       INCOME
                                        ASSETS       RATIO OF      TO AVERAGE    INVESTMENT      TO AVERAGE
                                        END OF      EXPENSES TO    NET ASSETS    INCOME TO       NET ASSETS     PORTFOLIO
                             TOTAL      PERIOD     AVERAGE NET     (EXCLUDING   AVERAGE NET     (EXCLUDING     TURNOVER
                            RETURN       (000)        ASSETS        WAIVERS)      ASSETS          WAIVERS)        RATE
=========================================================================================================================
-------------------
CORE BOND PORTFOLIO
-------------------
INSTITUTIONAL CLASS
4/1/96 through
  9/30/96                     2.55%    $162,626      0.55%2,11        0.84%2        6.75%2         6.45%2         308%
7/1/95 through
  3/31/96                     3.93       64,707      0.66 2,11        0.91 2        5.89 2         5.64 2         723
6/30/95                      11.79       32,191      0.55             1.75          6.62           5.43           435
6/30/94                      (0.69)      12,507      0.55             2.65          5.61           3.51           722
12/9/92 1 through
  6/30/93                     6.88        7,803      0.55 2           2.44 2        5.57 2         3.68 2         354
SERVICE CLASS
4/1/96 through
  9/30/96                     2.40%    $117,207      0.85%2,11        1.14%2        6.33%2         6.04%2         308%
1/13/96 1 through
  3/31/96                    (1.90)     232,040      0.85 2,11        1.10 2        5.46 2         5.21 2         723
INVESTOR CLASS A
4/1/96 through
  9/30/96                     2.36%3     $  320      1.02%2,11        1.31%2        6.29%2         6.00%2         308%
1/31/96 1 through
  3/31/96                    (2.96)3         80      1.02 2,11        1.27 2        5.43 2         5.19 2         723
INVESTOR CLASS B
4/1/96 through
  9/30/96                     1.98%4    $ 1,497      1.72%2,11        2.01%2        5.68%2         5.39%2         308%
3/18/96 1 through
  3/31/96                    (0.33)4         77      1.77 2,11        2.02          4.71 2         4.46 2         723

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/96                       4.43%3    $ 3,651      0.91%12          1.67%         8.59%          7.83%          434%
10/3/94 1 through
  9/30/95                    14.27 3      2,990      0.37 2,12        1.81 2        6.89 2         5.44 2         258
INVESTOR B CLASS
9/30/96                       3.68%4   $ 11,119      1.64%12          2.40%         7.81%          7.05%          434%
10/3/94 1 through
  9/30/95                    13.52 4     10,188      1.05 2,12        2.50 2        6.17 2         4.72 2         258

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/96                       4.33%    $564,744      0.58%            0.81%         6.17%          5.95%          638%
9/30/95                      13.27      443,148      0.57             0.77          6.44           6.24           203
9/30/94                      (5.27)     395,060      0.55             0.77          6.11           5.89            61
9/30/93                      12.13      341,791      0.74             0.78          6.25           6.21            72
9/30/92                      11.80      314,075      0.80             0.80          6.28           6.28            56
SERVICE CLASS
9/30/96                       4.05%    $165,073      0.88%            1.11%         5.87%          5.65%          638%
9/30/95                      12.97      116,846      0.85             1.05          6.14           5.94           203
9/30/94                      (5.49)      67,655      0.80             1.02          5.95           5.73            61
7/29/93 1 through
  9/30/93                     2.93       15,322      0.80 2           0.84 2        5.83 2         5.79 2          72
INVESTOR A CLASS
9/30/96                       3.83%3   $ 11,193      1.05%            1.29%         5.67%          5.44%          638%
9/30/95                      12.74 3     11,977      1.05             1.25          5.96           5.76           203
9/30/94                      (5.76)3     10,921      1.00             1.22          5.66           5.44            61
9/30/93                      12.13 3      7,252      0.84             0.88          6.09           6.05            72
2/5/92 1 through
  9/30/92                     7.86 3      1,417      0.80 2           0.80 2        6.28 2         6.28 2          56

                 See accompanying notes to financial statements.

                                      54&55

FINANCIAL HIGHLIGHTS (CONTINUED)                           COMPASS CAPITAL FUNDS

For a Share Outstanding Throughout the Period




                               NET                  NET GAIN                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS      NET
                              ASSET                (LOSS) ON     DISTRIBUTIONS   IN EXCESS     FROM NET      IN EXCESS       ASSET
                              VALUE        NET     INVESTMENTS      FROM NET      OF NET       REALIZED       OF NET         VALUE
                            BEGINNING  INVESTMENT (BOTH REALIZED   INVESTMENT   INVESTMENT     CAPITAL       REALIZED       END OF
                            OF PERIOD    INCOME   AND UNREALIZED)    INCOME       INCOME        GAINS          GAINS        PERIOD
===================================================================================================================================
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
6/10/96 1 through
  9/30/96                     $11.37      $0.21      $ 0.30          $(0.17)       $  --      $  --            $  --        $11.71
SERVICE CLASS
2/1/96 through
  9/30/96                     $11.39      $0.89      $(0.29)         $(0.28)       $  --      $  --            $  --        $11.71
3/1/95 through
  1/31/96                      10.52       0.62        1.13           (0.88)          --         --               --         11.39
2/28/95                        10.75       0.62       (0.48)          (0.13)          --         (0.24)           --         10.52
2/28/94                        10.76       0.65        0.46           (0.90)          --         (0.22)           --         10.75
2/28/93                        10.21       0.52        0.47           (0.30)          --         (0.14)           --         10.76
7/1/91 1 through
  2/29/92                      10.00       0.31        0.26           --              --         (0.36)           --         10.21
INVESTOR A CLASS
4/22/96 1 through
  9/30/96                     $11.37      $0.26      $ 0.32          $(0.24)       $  --      $  --            $  --        $11.71
INVESTOR B CLASS
4/19/96 1 through
  9/30/96                     $11.36      $0.22      $ 0.33          $(0.20)       $  --      $  --            $  --        $11.71
INVESTOR C CLASS
9/11/96 1 through
  9/30/96                     $11.58      $0.02      $ 0.12          $(0.01)       $  --      $  --            $  --        $11.71

-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/96                       $10.61      $0.49      $ 0.28          $(0.54)       $  --      $  --            $  --        $10.84
9/30/95                        10.04       0.53        0.59           (0.53)          --         (0.02)           --         10.61
9/30/94                        11.31       0.53       (0.93)          (0.53)          --         (0.34)           --         10.04
1/21/93 1 through
  9/30/93                      10.61       0.42        0.70           (0.42)          --         --               --         11.31
SERVICE CLASS
9/30/96                       $10.61      $0.51      $ 0.23          $(0.51)       $  --      $  --            $  --        $10.84
9/30/95                        10.04       0.50        0.59           (0.50)          --         (0.02)           --         10.61
9/30/94                        11.31       0.51       (0.93)          (0.51)          --         (0.34)           --         10.04
7/29/93 1 through
  9/30/93                      10.97       0.09        0.34           (0.09)          --         --               --         11.31
INVESTOR A CLASS
9/30/96                       $10.61      $0.45      $ 0.21          $(0.43)       $  --      $  --            $  --        $10.84
9/30/95                        10.04       0.48        0.59           (0.48)          --         (0.02)           --         10.61
9/30/94                        11.31       0.48       (0.93)          (0.48)          --         (0.34)           --         10.04
9/30/93                        10.60       0.55        0.83           (0.55)          --         (0.12)           --         11.31
9/30/92                        10.33       0.58        0.49           (0.59)          --         (0.21)           --         10.60
INVESTOR B CLASS
7/18/96 1 through
  9/30/96                     $10.74      $0.08      $ 0.10          $(0.08)       $  --      $  --            $  --        $10.84

--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/96                       $10.33      $0.52      $ 0.12          $(0.53)       $  --      $  --            $  --        $10.44
9/30/95                         9.82       0.52        0.51           (0.52)          --         --               --         10.33
9/30/94                        10.70       0.53       (0.85)          (0.53)          --         (0.03)           --          9.82
12/1/92 1 through
  9/30/93                      10.00       0.39        0.73           (0.39)          --         (0.03)           --         10.70
SERVICE CLASS
9/30/96                       $10.33      $0.50      $ 0.11          $(0.50)       $  --      $  --            $  --        $10.44
9/30/95                         9.82       0.50        0.51           (0.50)          --         --               --         10.33
9/30/94                        10.70       0.51       (0.85)          (0.51)          --         (0.03)           --          9.82
7/29/93 1 through
  9/30/93                      10.43       0.09        0.28           (0.09)          --         (0.01)           --         10.70
INVESTOR A CLASS
9/30/96                       $10.33      $0.48      $ 0.11          $(0.48)       $  --      $  --            $  --        $10.44
9/30/95                         9.82       0.48        0.51           (0.48)          --         --               --         10.33
9/30/94                        10.70       0.52       (0.85)          (0.52)          --         (0.03)           --          9.82
12/1/92 1 through
  9/30/93                      10.00       0.42        0.73           (0.42)          --         (0.03)           --         10.70

                                                                                               RATIO OF NET
                                                                   RATIO OF                     INVESTMENT
                                         NET                       EXPENSES    RATIO OF NET       INCOME
                                       ASSETS       RATIO OF      TO AVERAGE    INVESTMENT      TO AVERAGE
                                       END OF      EXPENSES TO    NET ASSETS    INCOME TO       NET ASSETS     PORTFOLIO
                              TOTAL    PERIOD     AVERAGE NET     (EXCLUDING   AVERAGE NET     (EXCLUDING      TURNOVER
                             RETURN     (000)        ASSETS        WAIVERS)      ASSETS          WAIVERS)        RATE
========================================================================================================================
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
6/10/96 1 through
  9/30/96                     4.48%     $30,882      0.92%2         1.32%2        6.28%2          5.88%2        108%
SERVICE CLASS
2/1/96 through
  9/30/96                     5.39%     $ 7,836      1.09%2         1.20%2        3.82%2          3.72%2        108%
3/1/95 through
  1/31/96                    16.79       37,627      1.23 2         1.23 2        5.62 2          5.62 2        159
2/28/95                       1.50       45,657      1.24           1.24          5.96            5.96          131
2/28/94                      10.24       46,888      1.38           1.38          6.00            6.00          128
2/28/93                       9.55       38,257      1.30           1.30          6.31            6.31          115
7/1/91 1 through
  2/29/92                     5.84       27,774      1.33 2         1.37 2        6.79 2          6.75 2        110
INVESTOR A CLASS
4/22/96 1 through
  9/30/96                     5.13%3       $176      1.45%2         1.86%2        5.29%2          4.88%2        108%
INVESTOR B CLASS
4/19/96 1 through
  9/30/96                     4.90%4       $136      2.09%2         2.49%2        4.61%2          4.21%2        108%
INVESTOR C CLASS
9/11/96 1 through
  9/30/96                     1.24%4        $19      1.53%2         1.93%2        2.79%2          2.38%2        108%

-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/96                       7.45%     $ 8,350      0.55%          0.89%         5.10%           4.78%         268%
9/30/95                      11.54          271      0.52           1.30          5.19            4.41           92
9/30/94                      (3.77)         132      0.50           1.73          4.97            3.74           40
1/21/93 1 through
  9/30/93                    10.72          675      0.50 2         1.28 2        5.14 2          4.36 2         71
SERVICE CLASS
9/30/96                       7.14%     $36,161      0.85%          1.18%         4.88%           4.56%         268%
9/30/95                      11.24        4,713      0.80           1.57          4.92            4.15           92
9/30/94                      (4.02)       2,109      0.75           1.98          4.75            3.52           40
7/29/93 1 through
  9/30/93                     3.92          634      0.71 2         1.49 2        4.99 2          4.21 2         71
INVESTOR A CLASS
9/30/96                       6.94%3    $ 4,873      1.04%          1.37%         4.67%           4.35%         268%
9/30/95                      10.99 3      6,591      1.00           1.78          4.74            3.96           92
9/30/94                      (4.19)3      6,972      0.95           2.18          4.53            3.30           40
9/30/93                      13.48 3      7,831      0.57           1.36          5.06            4.27           71
9/30/92                      10.67 3      7,349      0.53           1.67          5.56            4.42           38
INVESTOR B CLASS
7/18/96 1 through
  9/30/96                     1.72%4        $10      1.65%2         1.98%2        3.84%2          3.51%2        268%

--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/96                       6.29%     $ 3,609      0.55%          0.85%         5.01%           4.72%         119%
9/30/95                      10.81        2,092      0.52           0.84          5.23            4.91           66
9/30/94                      (2.96)         639      0.39           0.99          5.27            4.67           30
12/1/92 1 through
  9/30/93                    11.69          256      0.09 2         0.97 2        5.19 2          4.31 2         40
SERVICE CLASS
9/30/96                       5.97%     $34,297      0.85%          1.15%         4.74%           4.44%         119%
9/30/95                      10.51       13,815      0.79           1.11          5.04            4.72           66
9/30/94                      (3.20)      11,518      0.55           1.15          4.97            4.37           30
7/29/93 1 through
  9/30/93                     3.54        3,894      0.34 2         0.01 2        4.90 2          4.02 2         40
INVESTOR A CLASS
9/30/96                       5.81%3    $38,031      1.00%          1.30%         4.58%           4.29%         119%
9/30/95                      10.30 3     42,775      0.98           1.30          4.88            4.56           66
9/30/94                      (3.06)3     46,563      0.41           1.01          5.06            4.46           30
12/1/92 1 through
  9/30/93                    11.69 3     35,934      0.07 2         0.95 2        5.19 2          4.31 2         40

                 See accompanying notes to financial statements.

                                      56&57

FINANCIAL HIGHLIGHTS (CONTINUED)                           COMPASS CAPITAL FUNDS

For a Share Outstanding Throughout the Period



                               NET                  NET GAIN                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS     NET
                              ASSET                (LOSS) ON     DISTRIBUTIONS   IN EXCESS     FROM NET      IN EXCESS      ASSET
                              VALUE        NET     INVESTMENTS      FROM NET      OF NET       REALIZED       OF NET        VALUE
                            BEGINNING  INVESTMENT (BOTH REALIZED   INVESTMENT   INVESTMENT     CAPITAL       REALIZED      END OF
                            OF PERIOD    INCOME   AND UNREALIZED)    INCOME       INCOME        GAINS          GAINS       PERIOD
===================================================================================================================================
INVESTOR B CLASS
9/30/96                       $10.33      $0.40      $ 0.11          $(0.40)       $  --        $  --        $  --         $10.44
10/3/94 1 through
  9/30/95                       9.82       0.42        0.51           (0.42)          --           --           --          10.33

-----------------------------
NEW JERSEY TAX-FREE PORTFOLIO
-----------------------------
SERVICE CLASS
2/1/96 through
  9/30/96                     $11.61      $0.73      $(0.32)         $(0.75)       $  --        $  --        $  --         $11.27
3/1/95 through
  1/31/96                      10.94       0.46        0.65           (0.44)          --           --           --          11.61
2/28/95                        11.31       0.51       (0.36)          (0.51)          --           (0.01)       --          10.94
2/28/94                        11.30       0.54        0.04           (0.54)          --           (0.03)       --          11.31
2/28/93                        10.46       0.52        0.85           (0.53)          --           --           --          11.30
7/1/91 1 through
  2/29/92                      10.00       0.34        0.45           (0.33)          --           --           --          10.46
INVESTOR A CLASS
2/1/96 through
  9/30/96                     $11.61      $0.34      $(0.34)         $(0.34)       $  --        $  --        $  --         $11.27
1/26/96 1 through
  1/31/96                      11.54      --           0.07           --              --           --           --          11.61
INVESTOR B CLASS
7/2/96 1 through
  9/30/96                     $11.15      $0.09      $ 0.12          $(0.09)       $  --        $  --        $  --         $11.27

------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/96                       $10.05      $0.50      $ 0.10          $(0.50)       $  --        $  --        $  --         $10.15
9/30/95                         9.60       0.55        0.45           (0.55)          --           --           --          10.05
9/30/94                        10.53       0.53       (0.91)          (0.53)          --           (0.02)       --           9.60
12/1/92 1 through
  9/30/93                      10.00       0.36        0.53           (0.36)          --           --           --          10.53
SERVICE CLASS
9/30/96                       $10.05      $0.48      $ 0.10          $(0.48)       $  --        $  --        $  --         $10.15
9/30/95                         9.60       0.52        0.45           (0.52)          --           --           --          10.05
9/30/94                        10.53       0.49       (0.91)          (0.49)          --           (0.02)       --           9.60
7/29/93 1 through
  9/30/93                      10.24       0.09        0.29           (0.09)          --           --           --          10.53
INVESTOR A CLASS
9/30/96                       $10.05      $0.46      $ 0.10          $(0.46)       $  --        $  --        $  --         $10.15
9/30/95                         9.60       0.52        0.45           (0.52)          --           --           --          10.05
9/30/94                        10.53       0.53       (0.91)          (0.53)          --           (0.02)       --           9.60
12/1/92 1 through
  9/30/93                      10.00       0.36        0.53           (0.36)          --           --           --          10.53
INVESTOR B CLASS
9/30/96                       $10.05      $0.38      $ 0.10          $(0.38)       $  --        $  --        $  --         $10.15
10/13/94 1 through
  9/30/95                       9.58       0.42        0.47           (0.42)          --           --           --          10.05


                                                                                                   RATIO OF NET
                                                                       RATIO OF                     INVESTMENT
                                            NET                       EXPENSES    RATIO OF NET       INCOME
                                          ASSETS       RATIO OF      TO AVERAGE    INVESTMENT      TO AVERAGE
                                          END OF      EXPENSES TO    NET ASSETS    INCOME TO       NET ASSETS     PORTFOLIO
                               TOTAL      PERIOD     AVERAGE NET     (EXCLUDING   AVERAGE NET     (EXCLUDING     TURNOVER
                              RETURN       (000)        ASSETS        WAIVERS)      ASSETS          WAIVERS)        RATE
============================================================================================================================
INVESTOR B CLASS
9/30/96                        5.04%4    $ 7,974        1.74%          2.03%         3.81%           3.51%         119%
10/3/94 1 through
  9/30/95                      9.69 4      4,008        1.57 2         1.89 2        4.07 2          3.75 2         66

-----------------------------
NEW JERSEY TAX-FREE PORTFOLIO
-----------------------------
SERVICE CLASS
2/1/96 through
  9/30/96                      0.15%    $ 88,077        0.85%2         1.17%2        4.44%2          4.13%2        109%
3/1/95 through
  1/31/96                     10.35       97,976        0.88 2         0.90 2        4.43 2          4.41 2         26
2/28/95                        1.49       96,857        0.79           0.87          4.71            4.63           28
2/28/94                        5.18      111,354        0.38           0.86          4.75            4.27           12
2/28/93                       13.48       47,169        0.48           1.04          5.04            4.48           16
7/1/91 1 through
  2/29/92                      8.02       10,673        0.52 2         1.29 2        5.35 2          4.58 2          0
INVESTOR A CLASS
2/1/96 through
  9/30/96                     (0.01)%3    $  894        1.01%2         1.33%2        4.29%2          3.98%2        109%
1/26/96 1 through
  1/31/96                      0.63 3         14        1.02 2         1.36 2        2.79 2          2.45 2         26
INVESTOR B CLASS
7/2/96 1 through
  9/30/96                      2.04%4     $   30        1.74%2         2.06%2        3.48%2          3.16%2        109%

------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/96                        6.12%      $  409        0.51%          1.10%         4.96%           4.37%         136%
9/30/95                       10.75          200        0.12           1.19          5.61            4.54           63
9/30/94                       (3.75)         127        0.10           1.49          5.16            3.77           61
12/1/92 1 through
  9/30/93                      9.10        1,676        0.08 2         2.59 2        4.99 2          2.48 2         36
SERVICE CLASS
9/30/96                        5.80%     $ 6,377        0.79%          1.38%         4.69%           4.10%         136%
9/30/95                       10.45        5,150        0.39           1.46          5.39            4.31           63
9/30/94                       (4.00)       4,428        0.35           1.74          5.06            3.67           61
7/29/93 1 through
  9/30/93                      3.68          907        0.32 2         2.83 2        4.71 2          2.20 2         36
INVESTOR A CLASS
9/30/96                        5.66%3    $ 2,833        0.91%          1.50%         4.57%           3.98%         136%
9/30/95                       10.46 3      3,303        0.38           1.45          5.42            4.35           63
9/30/94                       (3.75)3      3,825        0.10           1.49          5.18            3.79           61
12/1/92 1 through
  9/30/93                      9.10 3      2,386        0.07 2         2.58 2        4.90 2          2.39 2         36
INVESTOR B CLASS
9/30/96                        4.87%4     $  161        1.66%          2.26%         3.80%           3.21%         136%
10/13/94 1 through
  9/30/95                      9.33 4        106        1.17 2         2.25 2        4.48 2          3.41 2         63

 1 Commencement of operations of share class.
 2 Annualized.
 3 Sales load not reflected in total return.
 4 Contingent deferred sales load not reflected in total return.
 5 Institutional Class includes all activity of the prior class of shares before January 13, 1996, the date of the merger.
 6 Service  Class  includes  all  activity of the prior  class of shares  before January 13, 1996, the date of the merger.
 7 Service Class includes all activity of the prior class of shares before  February 13, 1996, the date of the merger.
 8 Including  interest  expense,  ratios  for the  Institutional,  Service  and Investor A Classes would have been 0.64%, 0.97%
   and 1.12%,  respectively,  for the period ended  September 30, 1996,  and 0.96%, 1.18% and 1.34%,  respectively,  for the period ended March 31, 1996. For the periods prior to March 31, 1996,  interest  income was presented net of interest expense.
 9 Including interest expense, ratios for the Institutional, Service and Investor A Classes would have been 0.70%, 1.00% and 1.14%, respectively, for the period ended September 30, 1996, and 0.42%, 0.69% and 0.70%, respectively, for the period ended
   September 30, 1995.
10 Including  interest  expense,  ratios  for the  Institutional,  Service  and Investor A Classes would have been 0.83%, 1.14%
   and 1.27%, respectively, for the period ended September 30, 1996, and 0.55%, 0.82% and 0.84%, respectively, for the period ended September 30, 1995.
11 Including interest expense, ratios for the Institutional, Service, Investor A and Investor B Classes would have been 0.80%,
   1.08%,  1.27%  and  2.00%, respectively,  for the period ended September 30, 1996, and 0.75%,  0.94%, 1.11% and 1.86%,
   respectively,  for the period ended March 31 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.
12 Including interest expense,  ratios for the Investor A and Investor B Classes would have been 2.96% and 3.69%, respectively, for the period ended September 30, 1996, and 0.92% and 1.60%, respectively, for the period ended September 30, 1995.

                 See accompanying notes to financial statements.

                                      58&59

NOTES TO FINANCIAL STATEMENTS


     Compass Capital FundsSM ("the Fund") (formerly The  PNC(REGISTRATION  MARK)
Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 29 publicly-offered portfolios, 11 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as five classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.




-----------------------------------------------------------------------------------------------------------------------------------
            Portfolio                                                       Share Classes
-----------------------------------------------------------------------------------------------------------------------------------
                                     Institutional         Service           Investor A         Investor B         Investor C
-----------------------------------------------------------------------------------------------------------------------------------
                                 Contractual Actual  Contractual Actual Contractual Actual  Contractual Actual Contractual Actual
                                     Fees    Fees(4)   Fees(1)   Fees(4)   Fees(2)  Fees(4)   Fees(3)   Fees(4)   Fees(3)  Fees(4)
-----------------------------------------------------------------------------------------------------------------------------------
  Short Government Bond              None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Government Bond       None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond                  None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------
  Core Bond                          None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------
  Government Income                  None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------
  Managed Income                     None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------
  International Bond                 None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Tax-Free Income                    None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------
  Pennsylvania Tax-Free Income       None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------
  New Jersey Tax-Free Income         None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------
  Ohio Tax-Free Income               None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     N/A
-----------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual  contractual  fees are comprised of a .15% service fee and .15% shareholder  processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10%  distribution fee, .25% service fee and .15% shareholder processing  fee.
(3) -- the maximum annual  contractual  fees are comprised of a.75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 1996.



     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.



(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.


     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds and tax-exempt bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

                                                           COMPASS CAPITAL FUNDS

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Bond Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Bond Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The International Bond Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Bond Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Bond Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the International Bond Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 1996, the International Bond Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                   UNREALIZED
                                                      VALUE AT      FOREIGN
SETTLEMENT            CURRENCY          CONTRACT    SEPTEMBER 30,   EXCHANGE
   DATE                BOUGHT            AMOUNT         1996       GAIN/(LOSS)
----------    -----------------------  ----------   -------------  -----------
 10/17/96     German Deutsche Mark ..  $1,853,409     $1,835,877    $(17,532)
 10/17/96     Swedish Krone .........   1,633,077      1,637,456       4,379
                                       ----------     ----------    --------
                                       $3,486,486     $3,473,333    $(13,153)
                                       ==========     ==========    ========

                                                                    UNREALIZED
                                                       VALUE AT      FOREIGN
SETTLEMENT              CURRENCY           CONTRACT  SEPTEMBER 30,  EXCHANGE
  DATE                   SOLD               AMOUNT       1996      GAIN/(LOSS)
---------   --------------------------   ----------- ------------- -----------
10/17/96    Danish Krone .............   $ 4,445,204  $ 4,441,345   $  3,859
10/17/96    German Deutsche Mark .....    10,980,402   10,851,342    129,060
10/17/96    Swedish Krone ............     4,452,294    4,482,252    (29,958)
10/17/96    Canadian Dollar ..........     2,056,893    2,071,950    (15,057)
12/19/96    German Deutsche Mark .....       318,709      309,455      9,254
12/19/96    British Pound Sterling ...     5,753,500    5,786,159    (32,659)
12/19/96    Swedish Krone ............       188,523      188,853       (330)
12/19/96    Italian Lira .............     5,241,397    5,246,719     (5,322)
12/19/96    Japanese Yen .............     7,631,159    7,526,069    105,090
12/19/96    Canadian Dollar ..........       204,978      206,322     (1,344)
                                         -----------  -----------   --------
                                         $41,273,059  $41,110,466   $162,593
                                         ===========  ===========   ========

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Fund enters into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- Each Portfolio (except the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios) may enter into mortgage dollar rolls (principally using
TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

                                                           COMPASS CAPITAL FUNDS

     ORGANIZATION COSTS -- Costs incurred by each Portfolio in connection with its organization, registration and initial public offering have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date on which each Portfolio commenced its investment activities.

     SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at September 30, 1996, is as follows:


                                                                 VALUE OF
                                        MARKET VALUE OF         COLLATERAL
PORTFOLIO                              SECURITIES LOANED         RECEIVED
--------                               -----------------        -----------
Short Government Portfolio ..........     $44,534,985           $45,832,035
Intermediate Government Portfolio ...      30,512,330            31,417,365
Intermediate Bond Portfolio .........      41,342,612            42,429,419
Core Bond Portfolio .................      70,309,474            72,477,244
Government Income Portfolio .........          51,057                53,000
Managed Income Portfolio ............      80,613,046            83,187,968

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Asset Management Group, Inc. ("PAMG"), a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser for the Portfolios. BlackRock Financial Management, Inc. ("BlackRock"), a wholly-owned subsidiary of PAMG, serves as sub-adviser for all of the Portfolios except for International Bond Portfolio, which is sub-advised by Morgan Grenfell Investment Services Limited ("Morgan Grenfell"). PAMG, PNC Bank and BlackRock are indirect wholly-owned subsidiaries of PNC Bank Corp.

     For its advisory services, PAMG is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:


                                 EACH PORTFOLIO
                            EXCEPT THE INTERNATIONAL        INTERNATIONAL
                                 BOND PORTFOLIO            BOND PORTFOLIO
                            -------------------------      --------------
                                   INVESTMENT                INVESTMENT
 AVERAGE DAILY NET ASSETS          ADVISORY FEE             ADVISORY FEE
--------------------------  -------------------------      --------------
first $1 billion .........            .500%                     .550%
$1 billion - $2 billion ..            .450                      .500
$2 billion - $3 billion ..            .425                      .475
greater than $3 billion ..            .400                      .450

     PAMG may, at its discretion, waive all or any portion of its advisory fee for any Portfolio. For the periods ended September 30, 1996, advisory fees and waivers for each Portfolio were as follows:

                                       GROSS                  NET ADVISORY
                                   ADVISORY FEE    WAIVER          FEE
                                   ------------   ----------  ------------
Short Government Bond Portfolio . $ 563,812 $225,525 $ 338,287 Intermediate Government Bond
  Portfolio .....................       952,916     413,502        539,414
Intermediate Bond Portfolio .....     1,112,805     461,939        650,866
Core Bond Portfolio .............       707,818     283,127        424,691
Government Income Portfolio .....        70,051      70,051             --
Managed Income Portfolio ........     3,310,695     993,209      2,317,486
International Bond Portfolio ....       138,377       4,580        133,797
Tax-Free Income Portfolio .......       199,220      86,076        113,144
Pennsylvania Tax-Free Income
  Portfolio .....................       389,436     160,989        228,447
New Jersey Tax-Free Income
  Portfolio .....................       307,414     122,966        184,448
Ohio Tax-Free Income Portfolio ..        46,840      41,353          5,487


     PAMG pays BlackRock and Morgan Grenfell fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Compass Distributors, Inc. ("CDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .23% of the first $500 million, .21% of the next $500 million, .19% of the next $1 billion and .18% of average daily net assets in excess of $2 billion.

     PFPC, CCG and CDI may, at their discretion, voluntarily waive all or any portion of their administration fees for any Portfolio. For the periods ended September 30, 1996, administration fees and waivers for each Portfolio were as follows:

                                         GROSS                         NET
                                    ADMINISTRATION               ADMINISTRATION
                                          FEE          WAIVER          FEE
                                    --------------    --------   ---------------
Short Government Bond Portfolio .      $  259,160     $ 83,391       $175,769
Intermediate Government Bond
  Portfolio .....................         428,641      151,873        276,768
Intermediate Bond Portfolio .....         501,800      209,899        291,901
Core Bond Portfolio .............         325,596      128,743        196,853
Government Income Portfolio .....          31,542       29,795          1,747
Managed Income Portfolio ........       1,461,270      494,154        967,116
International Bond Portfolio ....          56,447       28,993         27,454
Tax-Free Income Portfolio .......          91,554       42,728         48,826
Pennsylvania Tax-Free Income
  Portfolio .....................         175,945       67,450        108,494
New Jersey Tax-Free Income
  Portfolio .....................         138,308       69,374         68,934
Ohio Tax-Free Income Portfolio ..          21,114       10,465         10,649

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     PAMG, PFPC, CCG and CDI have also voluntarily agreed to reimburse expenses in the amount of $3,479 with respect to the Ohio Tax-Free Income Portfolio and $7,027 with respect to the Government Income Portfolio for the fiscal year ended September 30, 1996.

     PAMG, PFPC, CCG and CDI also agreed for the periods ended September 30, 1996 to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. No such reimbursements were necessary for the periods ended September 30, 1996.

                                                           COMPASS CAPITAL FUNDS

(C)    PURCHASES AND SALES OF SECURITIES

     For the fiscal year ended September 30, 1996, purchases and sales of securities, other than short-term and government securities, were as follows:

                                            PURCHASES            SALES
                                          --------------     ---------------
Short Government Bond Portfolio ........  $  157,564,446     $  184,180,595
Intermediate Government Bond Portfolio .     464,322,334        453,377,671
Intermediate Bond Portfolio ............     703,034,210        636,985,432
Core Bond Portfolio ....................     415,265,249        292,409,722
Government Income Portfolio ............      57,668,780         35,930,356
Managed Income Portfolio ...............   2,079,778,306      1,299,735,623
International Bond Portfolio ...........      38,102,076         37,903,736
Tax-Free Income Portfolio ..............     152,552,800        103,590,852
Pennsylvania Tax-Free Income Portfolio .     114,759,294         90,668,277
New Jersey Tax-Free Income Portfolio ...     100,207,304        107,572,917
Ohio Tax-Free Income Portfolio .........      14,110,466         12,525,060

     For the fiscal year ended September 30, 1996, purchases and sales of government securities were as follows:

                                             PURCHASES            SALES
                                           --------------     --------------
Short Government Bond Portfolio ........   $  354,847,532     $  334,491,068
Intermediate Government Bond Portfolio .      671,809,687        635,637,308
Intermediate Bond Portfolio ............      883,513,774        851,681,977
Core Bond Portfolio ....................      583,595,170        612,207,901
Government Income Portfolio ............       47,424,162         53,757,264
Managed Income Portfolio ...............    2,979,668,714      2,804,009,595

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                             SHORT GOVERNMENT BOND PORTFOLIO
                            --------------------------------------------------------------------------------------------------
                                FOR THE PERIOD 4/1/96             FOR THE PERIOD 7/1/95             FOR THE YEAR ENDED
                                   THROUGH 9/30/96                   THROUGH 3/31/96                      6/30/95
                            ------------------------------    ------------------------------    ------------------------------
                               SHARES           VALUE            SHARES            VALUE           SHARES           VALUE
                            -------------    -------------    -------------    -------------    -------------    -------------
Prior Shares
     Exchanged in merger ..          --      $        --         (5,134,946)   $ (50,925,592)            --      $        --
     Shares sold ..........          --               --          2,933,108       28,958,863        3,732,764       35,832,684
     Shares issued in
        reinvestment of
        dividends .........          --               --             86,191          850,722          202,717        1,972,138
     Shares redeemed ......          --               --         (2,408,838)     (23,680,688)      (2,629,898)     (25,455,008)
                            -------------    -------------    -------------    -------------    -------------    -------------
                                     --               --         (4,524,485)     (44,796,695)       1,305,583       12,349,814
Institutional Shares
     Exchanged in merger ..          --               --          5,134,946       50,887,316             --               --
     Shares sold ..........     9,225,816       89,952,232          416,055        4,146,059             --               --
     Shares issued in
        merger ............          --               --            940,915        9,405,883             --               --
     Shares issued in
        reinvestment of
        dividends .........        23,549          229,714           10,535          104,431             --               --
     Shares redeemed ......      (791,967)      (7,725,214)      (1,106,898)     (11,157,065)            --               --
                            -------------    -------------    -------------    -------------    -------------    -------------
                                8,457,398       82,456,732        5,395,553       53,386,624             --               --
Service Shares
     Shares sold ..........    16,672,550      162,889,478          475,915        4,712,118             --               --
     Shares issued in
        merger ............          --               --         19,399,025      192,267,748             --               --
     Shares issued in
        reinvestment of
        dividends .........        57,731          564,224           50,924          503,581             --               --
     Shares redeemed ......   (25,900,305)    (252,860,371)      (1,376,331)     (13,627,909)            --               --
                            -------------    -------------    -------------    -------------    -------------    -------------
                               (9,170,024)     (89,406,669)      18,549,533      183,855,538             --               --
Investor A Shares
     Shares sold ..........        53,769          523,653           39,732          397,522             --               --
     Shares issued in
        merger ............          --               --             34,465          337,269             --               --
     Shares issued in
        reinvestment of
        dividends .........         1,958           19,101              301            2,975             --               --
     Shares redeemed ......       (33,479)        (326,419)          (1,014)          (9,940)            --               --
                            -------------    -------------    -------------    -------------    -------------    -------------
                                   22,248          216,335           73,484          727,826             --               --
                            -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) ...      (690,378)   $  (6,733,602)      19,494,085    $ 193,173,293        1,305,583    $  12,349,814
                            =============    =============    =============    =============    =============    =============

                                                           COMPASS CAPITAL FUNDS

                                                             INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                              ----------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                         9/30/96                           9/30/95
                                              ------------------------------    ------------------------------
                                                  SHARES           VALUE           SHARES            VALUE
                                              -------------    -------------    -------------    -------------
Shares sold:
     Institutional Class ..................       3,580,617    $  35,995,887       26,590,354    $ 259,605,434
     Service Class ........................       1,372,028       13,740,362       10,448,411      101,923,874
     Investor A Class .....................         140,064        1,399,514          267,053        2,604,567
Shares issued in reinvestment of dividends:
     Institutional Class ..................         322,528        3,252,027          630,753        6,148,282
     Service Class ........................          89,356          901,214          227,356        2,209,698
     Investor A Class .....................          36,588          366,222           51,849          505,595
Shares redeemed:
     Institutional Class ..................      (4,630,262)     (46,321,923)     (27,151,217)    (264,697,056)
     Service Class ........................      (1,641,252)     (16,487,300)     (12,021,173)    (117,212,240)
     Investor A Class .....................        (559,603)      (5,587,294)        (224,167)      (2,182,053)
                                              -------------    -------------    -------------    -------------
Net decrease ..............................      (1,289,936)   $ (12,741,291)      (1,180,781)   $ (11,093,899)
                                              =============    =============    =============    =============

                                                                INTERMEDIATE BOND PORTFOLIO
                                              ----------------------------------------------------------------
                                                    FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                         9/30/96                           9/30/95
                                              ------------------------------    ------------------------------
                                                  SHARES           VALUE            SHARES           VALUE
                                              -------------    -------------    -------------    -------------
Shares sold:
     Institutional Class ..................      12,073,053    $ 113,370,659       26,801,698    $ 244,543,588
     Service Class ........................       2,319,939       21,815,444        6,336,367       57,979,751
     Investor A Class .....................          57,644          541,668           66,539          607,535
Shares issued in merger:
     Institutional Class ..................            --               --          1,103,217       10,414,371
     Service Class ........................            --               --               --               --
     Investor A Class .....................            --               --               --               --
Shares issued in reinvestment of dividends:
     Institutional Class ..................         483,706        4,588,719          568,561        5,225,884
     Service Class ........................          91,490          867,920          159,312        1,458,975
     Investor A Class .....................           4,611           43,286            2,890           26,612
Shares redeemed:
     Institutional Class ..................      (3,508,326)     (32,933,287)     (23,165,781)    (211,763,234)
     Service Class ........................      (1,439,046)     (13,480,000)      (6,554,873)     (59,987,572)
     Investor A Class .....................         (30,508)        (284,730)         (10,462)         (95,925)
                                              -------------    -------------    -------------    -------------
Net increase ..............................      10,052,563    $  94,529,679        5,307,468    $  48,409,985
                                              =============    =============    =============    =============

                                                                  CORE BOND PORTFOLIO
                           --------------------------------------------------------------------------------------------------
                               FOR THE PERIOD 4/1/96             FOR THE PERIOD 7/1/95             FOR THE YEAR ENDED
                                  THROUGH 9/30/96                   THROUGH 3/31/96                      6/30/95
                           ------------------------------    ------------------------------    ------------------------------
                              SHARES            VALUE           SHARES            VALUE           SHARES           VALUE
                           -------------    -------------    -------------    -------------    -------------    -------------
Prior Class
     Exchanged in merger            --      $        --         (4,700,542)   $ (46,206,171)            --      $        --
     Shares sold .......            --               --          1,497,044       14,872,835        1,971,644       18,993,483
     Shares issued in
        reinvestment
        of dividends ...            --               --            196,492        1,955,692          104,932          995,146
     Shares redeemed ...            --               --           (260,446)      (2,606,563)        (145,220)      (1,362,388)
                           -------------    -------------    -------------    -------------    -------------    -------------
                                    --               --         (3,267,452)     (31,984,207)       1,931,356       18,626,241
Institutional Class
     Exchanged in merger            --               --          4,700,542       46,582,367             --               --
     Shares sold .......      15,972,754      151,512,501        2,616,796       25,552,564             --               --
     Shares issued in
        reinvestment
        of dividends ...         119,442        1,135,289           27,377          269,114             --               --
     Shares redeemed ...      (5,791,581)     (54,781,902)        (614,318)      (6,135,169)            --               --
                           -------------    -------------    -------------    -------------    -------------    -------------
                              10,300,615       97,865,888        6,730,397       66,268,876             --               --
Service Class
     Shares sold .......      24,290,953      231,789,252          346,922        3,408,413             --               --
     Shares issued in
        merger .........            --               --         25,643,056      254,122,684             --               --
     Shares issued in
        reinvestment
        of dividends ...          54,759          522,688           40,334          396,628             --               --
     Shares redeemed ...     (36,205,585)    (344,905,834)      (1,895,903)     (18,771,943)            --               --
                           -------------    -------------    -------------    -------------    -------------    -------------
                             (11,859,873)    (112,593,894)      24,134,409      239,155,782             --               --
Investor A Class
     Shares sold .......          41,711          395,732            9,091           87,910             --               --
     Shares issued in
        reinvestment
        of dividends ...             285            2,706                4               40             --               --
     Shares redeemed ...         (16,852)        (159,534)            (736)          (7,068)            --               --
                           -------------    -------------    -------------    -------------    -------------    -------------
                                  25,144          238,904            8,359           80,882             --               --
Investor B Class
     Shares sold .......         155,168        1,476,084            8,051           77,471             --               --
     Shares issued in
        reinvestment
        of dividends ...             311            2,944             --               --               --               --
     Shares redeemed ...          (6,705)         (63,800)            --               --               --               --
                           -------------    -------------    -------------    -------------    -------------    -------------
                                 148,774        1,415,228            8,051           77,471             --               --
                           -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease)       (1,385,340)   $ (13,073,874)      27,613,764    $ 273,598,804        1,931,356    $  18,626,241
                           =============    =============    =============    =============    =============    =============

                                                           COMPASS CAPITAL FUNDS


                                                 GOVERNMENT INCOME PORTFOLIO
                                ------------------------------------------------------------
                                    FOR THE YEAR ENDED                 FOR THE PERIOD
                                          9/30/96                 10/3/941 THROUGH 9/30/95
                                ----------------------------    ----------------------------
                                   SHARES           VALUE           SHARES          VALUE
                                ------------    ------------    ------------    ------------
Shares sold:
     Investor A Class .......        182,347    $  1,897,315         300,898    $  3,068,403
     Investor B Class .......        262,359       2,723,489         999,120      10,170,346
Shares issued in reinvestment
  of dividends:
     Investor A Class .......         25,834         269,474          10,966         113,720
     Investor B Class .......         50,171         524,556          18,231         190,601
Shares redeemed:
     Investor A Class .......       (130,085)     (1,347,617)        (31,890)       (328,162)
     Investor B Class .......       (176,000)     (1,822,188)        (63,350)       (662,081)
                                ------------    ------------    ------------    ------------
Net increase ................        214,626    $  2,245,029       1,233,975    $ 12,552,827
                                ============    ============    ============    ============

                                                  MANAGED INCOME PORTFOLIO
                                ----------------------------------------------------------------
                                    FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          9/30/96                          9/30/95
                                ------------------------------    ------------------------------
                                   SHARES           VALUE            SHARES           VALUE
                                -------------    -------------    -------------    -------------
Shares sold:
     Institutional Class ....      17,536,625    $ 178,831,880       81,039,235    $ 809,394,059
     Service Class ..........       8,904,551       91,416,793       17,764,304      177,958,649
     Investor A Class .......         305,441        3,146,031          356,045        3,587,731
Shares issued in reinvestment
  of dividends:
     Institutional Class ....       1,660,070       17,311,187        2,491,007       24,875,485
     Service Class ..........         354,837        3,702,327          395,609        3,967,740
     Investor A Class .......          66,577          684,743           61,685          615,380
Shares redeemed:
     Institutional Class ....      (5,901,770)     (60,385,014)     (81,193,145)    (810,656,296)
     Service Class ..........      (4,151,437)     (42,503,459)     (13,813,314)    (137,936,912)
     Investor A Class .......        (416,188)      (4,250,126)        (379,561)      (3,789,059)
                                -------------    -------------    -------------    -------------
Net increase ................      18,358,706    $ 187,954,362        6,721,865    $  68,016,777
                                =============    =============    =============    =============

----------------
1 Commencement of operations.

                                                          INTERNATIONAL BOND PORTFOLIO
                           --------------------------------------------------------------------------------------------
                              FOR THE PERIOD 2/1/96           FOR THE PERIOD 3/1/95            FOR THE YEAR ENDED
                                 THROUGH 9/30/96                 THROUGH 1/31/96                     2/28/95
                           ----------------------------    ----------------------------    ----------------------------
                              SHARES          VALUE           SHARES          VALUE           SHARES          VALUE
                           ------------    ------------    ------------    ------------    ------------    ------------
Prior Class
     Exchanged in merger           --      $       --              --      $       --              --      $       --
     Shares sold .......           --              --           315,538       3,593,223            --              --
     Shares issued in
       reinvestment
       of dividends ....           --              --           140,790       1,586,753            --              --
     Shares redeemed ...           --              --        (1,495,630)    (17,160,728)           --              --
                           ------------    ------------    ------------    ------------    ------------    ------------
                                   --              --        (1,039,302)    (11,980,752)           --              --
Institutional Class
     Exchanged in merger           --              --              --              --              --              --
     Shares sold .......      2,641,656      30,118,521            --              --              --              --
     Shares issued in
       reinvestment
       of dividends ....          1,056          12,134            --              --              --              --
     Shares redeemed ...         (4,942)        (56,751)           --              --              --              --
                           ------------    ------------    ------------    ------------    ------------    ------------
                              2,637,770      30,073,904            --              --              --              --
Service Class
     Exchanged in merger           --              --              --              --              --              --
     Shares sold .......      3,506,950      39,736,225            --              --           717,000       7,437,000
     Shares issued in
       reinvestment
       of dividends ....          7,479          84,539            --              --           122,000       1,240,000
     Shares redeemed ...     (6,146,919)    (69,828,926)           --              --          (861,000)     (8,979,000)
                           ------------    ------------    ------------    ------------    ------------    ------------
                             (2,632,490)    (30,008,162)           --              --              --              --
Investor A Class
     Shares sold .......         15,076         173,354            --              --              --              --
     Shares issued in
       reinvestment
       of dividends ....             21             244            --              --              --              --
     Shares redeemed ...            (80)           (921)           --              --              --              --
                           ------------    ------------    ------------    ------------    ------------    ------------
                                 15,017         172,677            --              --              --              --
Investor B Class
     Shares sold .......         11,631         133,879            --              --              --              --
     Shares issued in
       reinvestment
       of dividends ....             17             196            --              --              --              --
     Shares redeemed ...            (69)           (795)           --              --              --              --
                           ------------    ------------    ------------    ------------    ------------    ------------
                                 11,579         133,280            --              --              --              --
Investor C Class
     Shares sold .......          1,643          19,116            --              --              --              --
     Shares issued in
       reinvestment
       of dividends ....           --              --              --              --              --              --
     Shares redeemed ...           --              --              --              --              --              --
                           ------------    ------------    ------------    ------------    ------------    ------------
                                  1,643          19,116            --              --              --              --
                           ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)          33,519    $    390,815      (1,039,302)   $(11,980,752)        (22,000)   $   (301,000)
                           ============    ============    ============    ============    ============    ============

                                                           COMPASS CAPITAL FUNDS


                                                   TAX-FREE INCOME PORTFOLIO
                                ------------------------------------------------------------
                                     FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                          9/30/96                         9/30/95
                                ----------------------------    ----------------------------
                                   SHARES          VALUE           SHARES          VALUE
                                ------------    ------------    ------------    ------------
Shares sold:
     Institutional Class ....      1,048,619    $ 11,425,325          24,770    $    264,124
     Service Class ..........      3,210,017      34,310,198         470,326       4,886,018
     Investor A Class .......         32,034         350,965          41,149         418,358
     Investor B Class .......            931          10,000            --              --
Shares issued in merger:
     Institutional Class ....           --              --              --              --
     Service Class ..........      2,577,471      28,042,882            --              --
     Investor A Class .......           --              --              --              --
     Investor B Class .......           --              --              --              --
Shares issued in reinvestment
  of dividends:
     Institutional Class ....            104           1,120              56             585
     Service Class ..........         11,741         126,791           4,229          42,982
     Investor A Class .......         18,717         201,428          25,911         262,939
     Investor B Class .......           --              --              --              --
Shares redeemed:
     Institutional Class ....       (303,674)     (3,221,356)        (12,488)       (126,996)
     Service Class ..........     (2,906,457)    (31,020,750)       (240,413)     (2,481,706)
     Investor A Class .......       (222,266)     (2,396,426)       (140,436)     (1,431,394)
     Investor B Class .......           --              --              --              --
                                ------------    ------------    ------------    ------------
Net increase ................      3,467,237    $ 37,830,177         173,104    $  1,834,910
                                ============    ============    ============    ============

                                             PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                ------------------------------------------------------------
                                      FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           9/30/96                        9/30/95
                                ----------------------------    ----------------------------
                                   SHARES           VALUE          SHARES          VALUE
                                ------------    ------------    ------------    ------------
Shares sold:
     Institutional Class ....        437,476    $  4,614,807         174,604    $  1,773,519
     Service Class ..........      2,874,431      29,852,257         584,628       5,807,836
     Investor A Class .......        334,060       3,474,285         444,461       4,391,785
     Investor B Class .......        423,077       4,400,686         384,161       3,817,733
Shares issued in merger:
     Institutional Class ....           --              --              --              --
     Service Class ..........      1,676,837      17,707,384            --              --
     Investor A Class .......           --              --              --              --
     Investor B Class .......           --              --              --              --
Shares issued in reinvestment
  of dividends:
     Institutional Class ....           --              --              --              --
     Service Class ..........          3,966          41,263           6,576          62,462
     Investor A Class .......        139,571       1,458,004         179,097       1,806,597
     Investor B Class .......         11,556         120,479           5,701          57,559
Shares redeemed:
     Institutional Class ....       (294,414)     (3,067,917)        (37,001)       (380,000)
     Service Class ..........     (2,608,165)    (27,050,410)       (425,531)     (4,223,172)
     Investor A Class .......       (973,547)    (10,132,270)     (1,223,482)    (12,048,917)
     Investor B Class .......        (59,032)       (614,065)         (1,698)        (17,135)
                                ------------    ------------    ------------    ------------
Net increase ................      1,965,816    $ 20,804,503          91,516    $  1,048,267
                                ============    ============    ============    ============

                                                                   NEW JERSEY TAX-FREE INCOME PORTFOLIO
                           --------------------------------------------------------------------------------------------------
                                FOR THE PERIOD 2/1/96             FOR THE PERIOD 3/1/95             FOR THE YEAR ENDED
                                   THROUGH 9/30/96                   THROUGH 1/31/96                     2/28/95
                           ------------------------------    ------------------------------    ------------------------------
                               SHARES           VALUE           SHARES            VALUE           SHARES           VALUE
                           -------------    -------------    -------------    -------------    -------------    -------------
Prior Class
     Exchanged in merger            --      $        --         (8,451,682)   $ (94,366,666)            --      $        --
     Shares sold .......            --               --            790,370        8,844,324        2,019,000       21,923,000
     Shares issued in
        reinvestment
        of dividends ...            --               --            122,048        1,368,581          180,000        1,934,000
     Shares redeemed ...            --               --         (1,317,562      (14,786,239)      (3,191,000)     (34,227,000)
                           -------------    -------------    -------------    -------------    -------------    -------------
                                    --               --         (8,857,006)     (98,940,000)        (992,000)     (10,370,000)
Service Class
     Exchanged in merger            --               --          8,451,862       94,366,666             --               --
     Shares sold .......       8,219,826       92,127,639           75,252          843,989             --               --
     Shares issued in
        reinvestment
        of dividends ...          84,899          959,061             --               --               --               --
     Shares redeemed ...      (8,927,137)    (100,070,903)         (83,191)        (962,039)            --               --
                           -------------    -------------    -------------    -------------    -------------    -------------
                                (622,412)      (6,984,203)       8,443,923       94,248,616             --               --
Investor A Class
     Shares sold .......         112,810        1,272,555            1,237           14,310             --               --
     Shares issued in
        reinvestment
        of dividends ...           1,001           11,231             --               --               --               --
     Shares redeemed ...         (35,724)        (401,424)            --               --               --               --
                           -------------    -------------    -------------    -------------    -------------    -------------
                                  78,087          882,362            1,237           14,310             --               --
Investor B Class
     Shares sold .......           5,376           60,000             --               --               --               --
     Shares issued in
        reinvestment
        of dividends ...            --               --               --               --               --               --
     Shares redeemed ...          (2,688)         (30,000)            --               --               --               --
                           -------------    -------------    -------------    -------------    -------------    -------------
                                   2,688           30,000             --               --               --               --
                           -------------    -------------    -------------    -------------    -------------    -------------
Net decrease ...........        (541,637)   $  (6,071,841)        (411,846)   $  (4,677,074)        (992,000)   $ (10,370,000)
                           =============    =============    =============    =============    =============    =============

                                             OHIO TAX-FREE INCOME PORTFOLIO
                                --------------------------------------------------------
                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                          9/30/96                      9/30/95
                                --------------------------    --------------------------
                                   SHARES         VALUE         SHARES          VALUE
                                -----------    -----------    -----------    -----------
Shares sold:
     Institutional Class ....        23,824    $   242,825         15,107    $   149,562
     Service Class ..........       392,400      3,988,131        163,992      1,576,763
     Investor A Class .......        19,356        195,385         34,691        326,770
     Investor B Class .......         4,892         49,500         10,355        100,009
Shares issued in reinvestment
  of dividends:
     Institutional Class ....           290          2,930            217          2,100
     Service Class ..........           250          2,521          1,987         18,626
     Investor A Class .......        12,671        128,646         17,613        170,813
     Investor B Class .......           355          3,600            236          2,346
Shares redeemed:
     Institutional Class ....        (3,750)       (38,068)        (8,638)       (82,274)
     Service Class ..........      (276,903)    (2,814,297)      (114,927)    (1,115,016)
     Investor A Class .......       (81,490)      (821,320)      (122,186)    (1,148,358)
     Investor B Class .......          --             --             --             --
                                -----------    -----------    -----------    -----------
Net increase (decrease) .....        91,895    $   939,853         (1,553)   $     1,341
                                ===========    ===========    ===========    ===========

                                                           COMPASS CAPITAL FUNDS

(E) AT SEPTEMBER 30, 1996, NET ASSETS CONSISTED OF:

                                                  SHORT         INTERMEDIATE
                                               GOVERNMENT        GOVERNMENT     INTERMEDIATE        CORE
                                                  BOND              BOND            BOND            BOND
                                               PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
                                             -------------    -------------    -------------    -------------
Capital paid-in ..........................   $ 233,197,782    $ 185,487,158    $ 255,090,246    $ 283,058,463
Undistributed net investment income ......            --             91,753          100,772          123,608
Accumulated net realized gain (loss) on
  investment transactions ................      (4,888,288)      (5,277,633)        (259,696)        (729,844)
Net unrealized appreciation (depreciation)
  on investments .........................         184,755         (592,495)        (724,998)        (802,274)
                                             -------------    -------------    -------------    -------------
                                             $ 228,494,249    $ 179,708,783    $ 254,206,324    $ 281,649,953
                                             =============    =============    =============    =============

                                               GOVERNMENT         MANAGED       INTERNATIONAL      TAX-FREE
                                                 INCOME           INCOME            BOND            INCOME
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             -------------    -------------    -------------    -------------
Capital paid-in ..........................   $  14,797,856    $ 751,438,651    $  33,605,063   $  49,246,836
Undistributed net investment income ......            --               --          1,937,243          11,969
Distributions in excess of net
  investment income ......................            --           (587,175)            --              --
Accumulated net realized gain (loss) on
  investment transactions ................         (41,869)      (7,827,063)       3,009,747        (885,702)
Net unrealized appreciation (depreciation)
  on investments .........................          13,913       (2,014,807)         497,137       1,021,064
                                             -------------    -------------    -------------   -------------
                                             $  14,769,900    $ 741,009,606    $  39,049,190   $  49,394,167
                                             =============    =============    =============   =============

                                              PENNSYLVANIA    NEW JERSEY         OHIO
                                                TAX-FREE       TAX-FREE        TAX-FREE
                                                 INCOME         INCOME          INCOME
                                               PORTFOLIO      PORTFOLIO        PORTFOLIO
                                             ------------    ------------    ------------
Capital paid-in ..........................   $ 84,396,705    $ 88,191,085    $  9,894,294
Undistributed net investment income ......           --              --             3,272
Accumulated net realized gain (loss) on
   investment transactions ...............     (2,162,550)       (871,827)       (370,078)
Net unrealized appreciation (depreciation)
   on investments ........................      1,676,360       1,681,330         252,549
                                             ------------    ------------    ------------
                                             $ 83,910,515    $ 89,000,588    $  9,780,037
                                             ============    ============    ============

(F)    CAPITAL LOSS CARRYOVERS

     At September 30, 1996, capital loss carryovers were available to offset possible future realized capital gains as follows: $4,554,018 in the Short Government Bond Portfolio which expire in the year 2004, $3,887,798 in the Intermediate Government Bond Portfolio which expire in the year 2004, $1,140,754 in the Core Bond Portfolio which expire in the year 2004, $1,032 in the Government Income Portfolio which expire in the year 2004, $844,279 in the
Managed Income Portfolio which expire in the year 2004, $204,724 in the International Bond Portfolio which expire in the year 2004, $857,093 in the Tax-Free Income Portfolio which expire in the year 2004, $2,047,106 in the Pennsylvania Tax-Free Income Portfolio which expire in the year 2004 and $349,829 in the Ohio Tax-Free Income Portfolio which expire in the year 2004. At September 30, 1996, the deferred post-October losses were as follows: $230,164 in the Short Government Bond Portfolio, $1,403,305 in the Intermediate Government Bond Portfolio, $638,794 in the Intermediate Bond Portfolio, $29,785 in the Government Income Portfolio, $4,944,922 in the Managed Income Portfolio, $28,609 in the Tax-Free Income Portfolio, $90,126 in the Pennsylvania Tax-Free Income Portfolio, $928,457 in the New Jersey Tax-Free Income Portfolio, $20,249 in the Ohio Tax-Free Income Portfolio.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) COMPASS CAPITAL FUNDS

(G)    MERGER

     On September 29, 1995 and October 2, 1995, respectively, the Board of Trustees of the Fund and the Board of Trustees of The Compass Capital Group of Funds ("Compass") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of Compass to the Fund. At a special meeting of shareholders held on December 11, 1995, the shareholders of Compass voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 all of the assets and liabilities of Compass were transferred to the Fund in a tax-free exchange for Service shares of the Fund, except the assets and liabilities of the Compass International Fixed Income Fund which were transferred on February 13, 1996. The details of these business combinations as they relate to the Portfolios are described below.

     On September 29, 1995 and September 28, 1995, respectively, the Board of Trustees of the Fund and the Board of Directors of The BFM Institutional Trust, Inc. ("BFM") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of BFM to the Fund. At a special meeting of shareholders held on December 20, 1995, the shareholders of BFM voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 all of the assets and liabilities of BFM's Short Duration Portfolio and Core Fixed Income Portfolio were transferred to the Fund in a tax-free exchange for Institutional shares of the Fund. The detail of these business combinations as they relate to the Portfolios are described below.

     The following table summarizes certain relevant information of the Fund prior to and immediately after the above-referenced business combinations. Unless indicated otherwise, the Fund Portfolio is the accounting survivor. The new combined funds maintain all the operating history of the accounting survivor.

                 THE COMPASS CAPITAL GROUP OF FUNDS
                  AND BFM INSTITUTIONAL TRUST, INC.
----------------------------------------------------------------------

                                                         UNREALIZED
                                           NET ASSET    APPRECIATION
                               SHARES AT    VALUE AT    (DEPRECIATION)
FUND NAME                      1/13/96      1/13/96       AT 1/13/96
------------------------      ----------  ------------  --------------
Compass Short/
  Intermediate .........      17,823,988  $185,294,507   $2,323,602
BFM Short Duration .....       5,134,946    50,887,316      152,254

Compass Fixed Income ...      23,551,686   254,122,684   12,296,000
BFM Core Fixed Income ..       4,700,542    46,582,367      496,596

Compass International ..
  Fixed Income .........       3,283,656    37,282,000      743,937
Compass Municipal Bond .       2,613,503    28,042,883      666,296
Compass Pennsylvania ...
  Municipal Bond .......       1,753,206    17,707,384      261,087
Compass New Jersey .....
  Municipal Bond .......       8,451,862    96,739,285    2,320,972

                         COMPASS CAPITAL FUNDS
----------------------------------------------------------------------
                                               COMBINED
                                SHARES         NET ASSETS
  NEW                         ISSUED IN          AFTER           NAV
PORTFOLIO                      BUSINESS         BUSINESS         PER
  NAME                        COMBINATION      COMBINATION      SHARE
------------------------      -----------     ------------     -------
Short Government
  Bond 1                       18,697,730
                                5,134,946     $252,550,348       $9.91

Core Bond 1                    25,643,056
                                4,700,542      300,705,051       $9.91


International Bond 2,3          3,283,656       37,282,000      $11.35
Tax-Free Income                 2,577,471       52,470,771      $10.88
Pennsylvania
  Tax-Free Income               1,676,837       85,209,617      $10.56
New Jersey
  Tax-Free Income 2             8,451,862       96,739,285      $11.45
--------------
1 The BFM Institutional Trust, Inc.'s portfolio is the accounting survivor in this business  combination.
2 The Compass Capital Group of Funds portfolio is the accounting survivor in this business  combination.
3 The effective date for this business combination was on February 13, 1996.

REPORT OF INDEPENDENT ACCOUNTANTS                          COMPASS CAPITAL FUNDS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE COMPASS CAPITAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Short Government Bond, Intermediate Government Bond,Intermediate Bond, Core Bond, Government Income,Managed Income, International Bond, Tax-Free Income and New-Jersey Tax-Free Income Portfolios of the Compass Capital Fund, and the statements of net assets of the Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios of the Compass Capital Funds as of September 30, 1996, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of materials misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Short Government Bond,Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free and Ohio Tax-Free Income Portfolios), as of September 30, 1996, and the results of their operations for the periods then ended, the changes in their net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 22, 1996

Investment Adviser
   PNC Asset Management Group, Inc.
   Philadelphia, Pennsylvania 19101

Sub-Adviser -- Short  Government  Bond
Portfolio,  Intermediate  Government Bond
Portfolio,  Intermediate Bond Portfolio, Core
Bond Portfolio,  Government Income
Portfolio,  Managed Income Portfolio,
Tax-Free Income  Portfolio,  Pennsylvania
Tax-Free  Income  Portfolio,  New  Jersey
Tax-Free  Income  Portfolio  and Ohio
Tax-Free Income Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154

Sub-Adviser -- International Bond Portfolio
   Morgan Grenfell Investment Services Limited
   London, United Kingdom

Custodian
   PNCBank, National Association
   Philadelphia,Pennsylvania 19101

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   Compass Distributors, Inc.
   Radnor, Pennsylvania 19087

Co-Administrator
   Compass Capital Group, Inc.
   New York, NY 10154

Counsel
   Drinker Biddle & Reath
   Philadelphia, Pennsylvania 19107

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

                                                           COMPASS CAPITAL FUNDS

COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in over 25 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style.

STOCK PORTFOLIOS
================================================================================

   Index Equity                         Small Cap Value Equity
   Select Equity                        Small Cap Growth Equity
   Growth Equity                        International Equity
   Value Equity                         International Emerging Markets

STOCK & BOND PORTFOLIOS
================================================================================

   Balanced

BOND PORTFOLIOS
================================================================================

   Short Government Bond                Government Income
   Intermediate Government Bond         Managed Income
   Intermediate Bond                    International Bond
   Core Bond

TAX-FREE BOND PORTFOLIOS
================================================================================

   Tax-Free Income                      New Jersey Tax-Free Income
   Pennsylvania Tax-Free Income         Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
================================================================================

   Money Market                         North Carolina Municipal Money Market
   U.S. Treasury Money Market           Ohio Municipal Money Market
   Municipal Money Market               Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market    Virginia Municipal Money Market

[LOGO]
COMPASS CAPITAL FUNDS

P.O. Box 8907
Wilmington, DE 19899


COMPASS CAPITAL FUNDS - AT YOUR SERVICE

As a Compass Capital Funds shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters or ready access to your account, you can benefit from services designed to make investing simple.

24-HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764.

You can also reach us on the Internet through the World Wide Web by accessing HTTP://WWW.COMPASSFUNDS.COM.

EXCHANGE  PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of Compass Capital funds.(1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the Compass Capital portfolios.

SYSTEMATIC  WITHDRAWAL PLANS
Investor  Class  shareholders  can  establish a systematic  withdrawal  plan and
receive  periodic  payments,   of  $100  or  more  from  their  Compass  Capital
portfolios, as long as their account is at least $10,000.

RETIREMENT  PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

(1) Compass Capital Funds reserves the right to modify or terminate the exchange privileges at any time.

--------------------------------------------------------------------------------
SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------


SR 9/30/96-BP